                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 Investment Company Act file number 811-09093

                                 E*TRADE Funds
             -----------------------------------------------------
              (Exact name of registrant as specified in charter)

                              4500 Bohannon Drive
                         Menlo Park, California 94025
             -----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Elizabeth Gottfried
                                 E*TRADE Funds
                              4500 Bohannon Drive
                         Menlo Park, California 94025
             -----------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: 1-650-331-6000

                  Date of fiscal year end: December 31, 2006

                    Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL LETTER TO SHAREHOLDERS

Dear Shareholder:

I am pleased to provide you with the Semi-Annual Report of the E*TRADE Index Funds (the "Funds") for the period ended June 30, 2006.

As always, I hope you will find the report valuable and informative.

The Funds have continued to provide investors with an easy, affordable way to keep pace with the market. The Funds also remain the lowest-cost stock index funds in the industry/1/:

                               EXPENSE  CATEGORY
FUND NAME                      RATIO/1/ AVERAGE/2/                   GIVES INVESTORS
-----------------------------  -------  ---------  ----------------------------------------------------
E*TRADE S&P 500                 0.09%     0.39%    A simple way to invest in a diversified group
Index Fund                                         of large-capitalization U.S. stocks while
                                                   keeping pace with the market

E*TRADE Russell 2000            0.22%     0.79%    An affordable way to invest in small-capitalization
Index Fund                                         U.S. stocks and create a solid diversified portfolio

E*TRADE International           0.09%     0.76%    An easy, low-cost way to take advantage of
Index Fund/2/                                      strong performance of international stocks

E*TRADE Technology              0.60%      N/A     An affordable, risk-managed way to invest in
Index Fund/3/                                      the technology sector

For the past five years, the cumulative return for international stocks as represented by the MSCI EAFE Index has been nearly three times the return for U.S. equities as represented by the S&P 500/4/--one reason that U.S. investors are beginning to pay more attention to the benefits of investing internationally.

Against this background, the E*TRADE International Index Fund delivered investors an annualized total return of 9.48% for the five years ended June 30, 2006. The Fund delivered a 26.75% return for the past twelve months and an annualized return of 4.35% since inception (10/22/1999) for the period ended June 30, 2006.

Data quoted represents past performance. Past performance is not an indication of future results and mutual fund investment returns and share prices will fluctuate on a daily basis. Your investment may be worth more or less than your original cost when you redeem your shares. Current performance may be lower or higher than the performance data quoted. Performance as of the most recent month-end can be obtained at www.etrade.com.

Smart Choice for Retirement Accounts

Because the Funds offer investors one of the most efficient, cost-effective ways to invest in stocks, the Funds also represent a smart choice for retirement accounts. Besides no commissions, no transaction fees, and no account minimum, E*TRADE No-Fee, No-Minimum IRAs and Rollover IRAs allow you to trade in your retirement account. (To learn more or open an IRA or rollover IRA, visit etrade.com/newira.)

As always, thank you for your continued investment in the Funds. We look forward to serving your financial needs for many years to come.

Sincerely,

/s/ Elizabeth Gottfried

Elizabeth Gottfried
President, E*TRADE Funds

       PLEASE READ THE IMPORTANT DISCLOSURES ON THE BACK OF THIS LETTER

SEMI-ANNUAL LETTER TO SHAREHOLDERS

                  PLEASE READ THE IMPORTANT DISCLOSURES BELOW

You should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. The Funds' prospectus contains this and other important information; read the prospectus carefully before investing. For a current prospectus, please visit etradefunds.etrade.com. Read the prospectus carefully before investing.

1 Based on a data filter commissioned from Lipper by E*TRADE Asset Management, Inc. ("ETAM"), and according to an agreed-upon methodology for analyzing Lipper data in accordance with the Lipper-defined universe, ETAM determined that the E*TRADE S&P 500 Index Fund, the E*TRADE Russell 2000 Index Fund and the E*TRADE International Index Fund ("E*TRADE Index Funds") had the lowest effective expenses among their peer universe as of July 3, 2006. To identify the peer universe, Lipper compared the E*TRADE Index Funds to other Pure Index Funds in the same Lipper Investment Classification/Objective, while excluding Institutional Funds and other mutual funds requiring initial minimum investments of $100,000 or more and exchange-traded funds. While ETAM may review Lipper data, ETAM makes no representation as to the accuracy or timeliness of the Lipper data or that the E*TRADE Index Funds will continue to have the lowest effective expenses among comparable funds.

The E*TRADE Index Funds had the lowest effective expenses because ETAM contractually limited their expenses. The expenses of the E*TRADE Index Funds prior to the imposition of the contractual limits are, in fact, higher. ETAM has agreed contractually to limit the expense ratio for the E*TRADE Index Funds until April 30, 2007. Without the contractual limits, the expenses of the E*TRADE Index Funds are 0.79% for the S&P 500 Index Fund; 1.11% for the Russell 2000 Index Fund; and 1.85% for the International Index Fund (based on the most recently filed shareholder reports). There is no assurance that ETAM will continue these expense limits beyond April 30, 2007.

ETAM will charge an Account Maintenance Fee of $2.50 per quarter for Fund balances below $5,000. The fee will be waived if your combined E*TRADE Funds account assets are $10,000 or more. If Fund shares must be redeemed to pay the Account Maintenance Fee, any applicable redemption fee will be waived.

The fact that a fund has a low expense ratio does not mean it is a suitable investment and an investment in an E*TRADE Index Fund may not be suitable for all investors. Additional information on the comparison methodology used is available on request. The terms "Institutional Fund", "Investment Classification/Objective", and "Pure Index Fund" are Lipper defined terms.

Lipper's data and analyses are for informational purposes only, and do not constitute investment advice or an offer to sell or the solicitation of an offer to buy any security of any entity in any jurisdiction. No guarantee is made that the information is accurate or complete and no warranties are made with regard to the results to be obtained from its use. In addition, Lipper will not be liable for any loss or damage resulting from information obtained from Lipper or any of its affiliates.

2 Investing internationally involves risks such as currency fluctuations, political uncertainty, and differing business and accounting practices. Please read the prospectus carefully before investing.

3 The E*TRADE Technology Index Fund is the only fund of its type currently in existence.

4 Source: www.firstinvestors.com.

The E*TRADE FINANCIAL family of companies provides financial services that include investing, trading, banking, and lending. Securities products and services are offered by E*TRADE Securities LLC, Member NASD/SIPC.

(C) 2006 E*TRADE FINANCIAL Corp. All rights reserved.

Fees and Expenses / Shareholder Fee Example (unaudited)

As a shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund does not assess sales loads or 12b-1 fees.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

Actual Expenses

The first line of the Example provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 01/01/06 to 06/30/06" to estimate the expenses you paid on your account during this period. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to:
(1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or
(3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus entitled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Hypothetical Example for Comparison Purposes

The second line of the Example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly AMF is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus entitled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                     Annualized
                                             Beginning  Ending     Expenses Paid    Expense Ratio
                                              Account  Account   During the Period  Based on the
                                               Value    Value       01/01/06 to    Period 01/01/06
                                             01/01/06  06/30/06      06/30/06*       to 06/30/06
                                             --------- --------- ----------------- ---------------
E*TRADE Russell 2000 Index Fund
   Actual                                    $1,000.00 $1,081.00       $1.13            0.22%
   Hypothetical (5% return before expenses)  $1,000.00 $1,023.71       $1.10            0.22%

* Expenses are equal to the Fund's annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (to reflect the one-half year period).

E*TRADE Russell 2000 Index Fund
Schedule of Investments
June 30, 2006 (Unaudited)

                                                             Shares  Value
                                                             ------ --------
COMMON STOCKS--97.0%
ADVERTISING--0.4%
ADVO, Inc.                                                    2,495 $ 61,402
aQuantive, Inc.(a)                                            6,152  155,830
Catalina Marketing Corp.                                      3,730  106,156
FTD Group, Inc.(a)                                              800   10,800
Marchex, Inc.(a)                                              1,695   27,849
Sitel Corp.(a)                                                4,728   18,534
ValueVision Media, Inc., Class A(a)                           2,462   27,156
Vertrue, Inc.(a)                                                607   26,119
                                                                    --------
                                                                     433,846
                                                                    --------
AEROSPACE / DEFENSE--0.8%
AAR Corp.(a)                                                  2,833   62,978
ARGON ST, Inc.(a)                                             1,031   27,456
BE Aerospace, Inc.(a)                                         6,258  143,057
Curtiss-Wright Corp.                                          3,547  109,531
GenCorp., Inc.(a)                                             4,345   69,650
HEICO Corp.                                                   1,678   47,571
Innovative Solutions & Support(a)                               950   13,357
K & F Industries Holdings, Inc.(a)                            1,401   24,840
Ladish Co., Inc.(a)                                           1,132   42,416
MTC Technologies, Inc.(a)                                       802   18,951
Orbital Sciences Corp.(a)                                     4,433   71,549
Sequa Corp., Class A(a)                                         551   44,907
Teledyne Technologies, Inc.(a)                                2,731   89,468
TransDigm Group, Inc.(a)                                        893   21,387
United Industrial Corp.                                         724   32,761
                                                                    --------
                                                                     819,879
                                                                    --------
AGRICULTURE--0.2%
Alliance One International, Inc.                              6,910   30,680
Andersons, Inc. (The)                                         1,060   44,107
Delta & Pine Land Co.                                         2,846   83,672
Maui Land & Pineapple Co., Inc.(a)                              285   10,773
                                                                    --------
                                                                     169,232
                                                                    --------
AIRLINES--0.7%
Airtran Holdings, Inc.(a)                                     7,334  108,983
Alaska Air Group, Inc.(a)                                     3,252  128,194
Alaska Communications Systems Group, Inc.                     3,390   42,884
ExpressJet Holdings, Inc.(a)                                  3,996   27,612
Frontier Airlines Holdings, Inc.(a)                           2,383   17,181
JetBlue Airways Corp.(a)                                     14,036  170,397
Mesa Air Group, Inc.(a)                                       2,580   25,413
Republic Airways Holdings, Inc.(a)                            2,626   44,695
SkyWest, Inc.                                                 5,075  125,860
                                                                    --------
                                                                     691,219
                                                                    --------
APPAREL--1.0%
Cache, Inc.                                                     900   15,606
Carter's, Inc.(a)                                             3,921  103,632
Cherokee, Inc.                                                  560   23,162
Crocs, Inc.(a)                                                  721   18,133
Deckers Outdoor Corp.(a)                                        810   31,234
Gymboree Corp.(a)                                             2,647   92,010
Hartmarx Corp.(a)                                             2,561   15,366
Iconix Brand Group, Inc.(a)                                   2,833   46,291
K-Swiss, Inc., Class A                                        1,944   51,905

  The accompanying notes are an integral part of these financial statements.

Maidenform Brands, Inc.(a)                                    1,174    14,475
Oxford Industries, Inc.                                       1,146    45,164
Phillips-Van Heusen Corp.                                     4,460   170,193
Quiksilver, Inc.(a)                                           9,861   120,107
Russell Corp.                                                 2,566    46,599
Skechers U.S.A., Inc., Class A(a)                               868    20,927
Stride Rite Corp.                                             2,822    37,222
Timberland Co., Class A(a)                                    4,043   105,522
True Religion Apparel, Inc.(a)                                1,064    18,833
Volcom, Inc.(a)                                               1,059    33,877
Warnaco Group, Inc. (The)(a)                                  3,689    68,911
Weyco Group, Inc.                                               558    12,957
                                                                    ---------
                                                                    1,092,126
                                                                    ---------
AUTO MANUFACTURERS--0.4%
A.S.V., Inc.(a)                                               1,687    38,868
Aftermarket Technology Corp.(a)                               1,700    42,245
CLARCOR, Inc.                                                 4,227   125,923
Navistar International Corp.(a)                               5,019   123,518
Smith (A.O.) Corp.                                            1,654    76,679
Wabash National Corp.                                         2,426    37,263
                                                                    ---------
                                                                      444,496
                                                                    ---------
AUTO PARTS & EQUIPMENT--0.8%
Accuride Corp.(a)                                             1,829    22,808
American Axle & Manufacturing Holdings                        4,192    71,725
ArvinMeritor, Inc.                                            5,594    96,161
Bandag, Inc.                                                    877    32,089
Commercial Vehicle Group, Inc.(a)                             1,702    35,197
Cooper Tire & Rubber Co.                                      5,104    56,859
IMPCO Technologies, Inc.(a)                                   1,808    19,291
Lear Corporation                                              5,441   120,845
Modine Manufacturing Co.                                      2,776    64,847
Noble International, Ltd.                                       750    10,740
Superior Industries International, Inc.                       1,769    32,355
Tenneco Automotive, Inc.(a)                                   3,656    95,056
Titan International, Inc.                                     1,227    22,957
United Panam Financial Corp.(a)                                 829    25,202
Visteon Corp.                                                10,268    74,032
                                                                    ---------
                                                                      780,164
                                                                    ---------
BANKS--9.8%
1st Source Corp.                                                853    28,857
Alabama National Bancorp                                      1,223    83,347
AMCORE Financial, Inc.                                        1,650    48,362
Americanwest Bancorp                                            818    18,528
Ameris Bancorp                                                  943    21,821
Anchor BanCorp Wisconsin, Inc.                                1,578    47,608
Apollo Investment Corp.                                       6,560   121,228
Ares Capital Corp.                                            3,110    52,652
Arrow Financial Corp.                                           842    23,096
BancFirst Corp.                                                 592    26,492
Bancorp, Inc.(a)                                                855    21,384
BancTrust Financial Group, Inc.                                 787    18,471
Bank Mutual Corp.                                             4,914    60,049
Bank of Granite Corp.                                         1,053    21,934
Bank of the Ozarks, Inc.                                        906    30,170
BankAtlantic Bancorp, Inc., Class A                           3,814    56,600
BankFinancial Corp.                                           1,952    33,770
BankUnited Financial Corp., Class A                           2,415    73,706
Banner Corp.                                                    982    37,846
Berkshire Hills Bancorp, Inc.                                   614    21,785
BFC Financial Corp.(a)                                        1,575    10,899
Boston Private Financial Holdings, Inc.                       2,738    76,390
Brookline Bancorp, Inc.                                       4,920    67,748
Cadence Financial Corp.                                         771    17,170
Camden National Corp.                                           556    22,184

  The accompanying notes are an integral part of these financial statements.

Capital City Bank Group, Inc.                                1,054  31,831
Capital Corp of The West                                       637  20,384
Capital Southwest Corp.                                        200  20,890
Capitol Bancorp, Ltd.                                        1,083  42,183
Cardinal Financial Corp.                                     1,941  22,554
Cascade Bancorp                                              1,846  52,629
Cass Information Systems, Inc.                                 312  15,191
Cathay General Bancorp                                       4,161 151,376
Centennial Bank Holdings, Inc.(a)                            5,016  51,865
Center Financial Corp.                                         889  21,016
Centerstate Banks of Florida, Inc.                             728  14,924
Central Pacific Financial Corp.                              2,422  93,731
Charter Financial Corp.                                        275  10,852
Chemical Financial Corp.                                     1,963  60,068
Chittenden Corp.                                             3,807  98,411
Citizens Banking Corp.                                       3,445  84,092
Citizens First Bancorp, Inc.                                   680  18,163
City Bank                                                      621  28,976
City Holding Co.                                             1,475  53,307
Clifton Savings Bancorp, Inc.                                2,153  23,317
Coastal Financial Corp.                                      1,138  14,840
CoBiz, Inc.                                                  1,170  26,348
Columbia Bancorp. (Oregon)                                     798  20,006
Columbia Banking System, Inc.                                1,220  45,604
Commercial Capital Bancorp, Inc.                             3,913  61,630
Community Bancorp (Nevada)(a)                                  430  13,364
Community Bancorp, Inc. (California)                           403  17,051
Community Bank System, Inc.                                  2,422  48,852
Community Banks, Inc.                                        1,856  48,256
Community Trust Bancorp, Inc.                                1,186  41,427
Corus Bankshares, Inc.                                       3,155  82,598
CVB Financial Corp.                                          4,695  73,524
Dime Community Bancshares                                    2,125  28,836
Downey Financial Corp.                                       1,699 115,277
Enterprise Financial Services Corp.                            686  17,459
Farmers Capital Bank Corp.                                     536  17,554
Fidelity Bankshares, Inc.                                    2,034  64,722
First Bancorp North Carolina                                   828  17,388
First Bancorp Puerto Rico                                    5,462  50,797
First Busey Corp., Class A                                   1,229  25,158
First Charter Corp.                                          2,368  58,087
First Commonwealth Financial Corp.                           5,450  69,215
First Community Bancorp                                      1,621  95,769
First Community Bancshares, Inc.                               785  25,897
First Financial Bancorp                                      2,710  40,406
First Financial Bankshares, Inc.                             1,674  61,168
First Financial Corp.                                          996  29,890
First Financial Holdings, Inc.                                 899  28,768
First Indiana Corp.                                            973  25,327
First Merchants Corp.                                        1,476  35,882
First Midwest Bancorp, Inc.                                  4,042 149,876
First Niagara Financial Group, Inc.                          8,945 125,408
First Oak Brook Bancshares, Class A                            436  16,132
First Place Financial Corp.                                  1,074  24,713
First Regional Bancorp (California)(a)                         200  17,600
First Republic Bank                                          1,687  77,265
First South Bancorp, Inc. (North Carolina)                     658  22,523
First State Bancorp                                          1,279  30,415
FirstFed Financial Corp.(a)                                  1,319  76,067
FirstMerit Corp.                                             6,446 134,978
Flag Financial Corp.                                         1,136  22,095
Flagstar Bancorp, Inc.                                       3,278  52,317
Flushing Financial Corp.                                     1,362  24,462
FNB Corp.                                                    4,488  70,776
FNB Corp. (Virginia)                                           581  21,497
Franklin Bank Corp.(a)                                       1,891  38,179
Fremont General Corp.                                        5,327  98,869
Frontier Financial Corp.                                     2,085  70,869
GB&T Bancshares, Inc.                                        1,011  21,999
Glacier Bancorp, Inc.                                        2,491  72,912

  The accompanying notes are an integral part of these financial statements.

Great Southern Bancorp, Inc.                                   714  21,798
Greater Bay Bancorp                                          4,198 120,692
Greene County Bancshares, Inc.                                 600  18,576
Hancock Holding Co.                                          2,135 119,559
Hanmi Financial Corp.                                        3,184  61,897
Harbor Florida Bancshares, Inc.                              1,621  60,204
Harleysville National Corp.                                  2,148  45,559
Harris & Harris Group, Inc.                                  1,400  15,456
Heartland Financial USA, Inc.                                1,170  31,181
Heritage Commerce Corp.                                        864  21,419
Home Federal Bancorp, Inc. (Idaho)                             502   6,857
Horizon Financial Corp.                                        807  22,136
IBERIABANK Corp.                                               747  42,982
Independent Bank Corp. (Massachusetts)                       1,228  39,873
Independent Bank Corp. (Michigan)                            1,771  46,577
Integra Bank Corp.                                           1,413  30,733
Interchange Financial Services Corp.                         1,435  32,288
International Bancshares Corp.                               3,760 103,325
Intervest Bancshares Corp.(a)                                  391  15,836
Investors Bancorp, Inc.(a)                                   4,240  57,452
Irwin Financial Corp.                                        1,634  31,683
ITLA Capital Corp.                                             394  20,717
Kearny Financial Corp.                                       1,500  22,200
KNBT Bancorp, Inc.                                           2,248  37,137
Lakeland Bancorp, Inc.                                       1,276  19,995
Lakeland Financial Corp.                                       943  22,905
Macatawa Bank Corp.                                          1,280  29,928
MAF Bancorp, Inc.                                            2,794 119,694
MainSource Financial Group, Inc.                             1,076  18,755
MB Financial, Inc.                                           1,752  61,951
MBT Financial Corp.                                          1,178  18,848
Medallion Financial Corp.                                    1,186  15,371
Mercantile Bank Corp.                                          634  25,265
MetroCorp Bancshares, Inc.                                     374  10,951
Mid-State Bancshares                                         1,785  49,980
Midwest Banc Holdings, Inc.                                  1,354  30,127
Nara Bancorp, Inc.                                           1,606  30,113
NASB Financial, Inc.                                           230   7,767
National Penn Bancshares, Inc.                               3,725  73,979
NBT Bancorp, Inc.                                            2,686  62,396
Net.Bank, Inc.                                               3,184  21,110
NewAlliance Bancshares, Inc.                                 8,896 127,301
Northern Empire Bancshares(a)                                  745  17,880
Northwest Bancorp, Inc.                                      1,565  41,473
OceanFirst Financial Corp.                                     592  13,154
Old National Bancorp (Indiana)                               5,606 111,952
Old Second Bancorp, Inc.                                     1,076  33,356
Omega Financial Corp.                                        1,006  31,498
Oriental Financial Group, Inc.                               1,460  18,630
Pacific Capital Bancorp                                      3,760 117,011
Park National Corp.                                            998  98,612
Partners Trust Financial Group, Inc.                         4,096  46,735
PennFed Financial Services, Inc.                               564  10,519
Peoples Bancorp, Inc.                                          747  22,290
PFF Bancorp, Inc.                                            1,979  65,624
Pinnacle Financial Partners, Inc.(a)                         1,238  37,672
Piper Jaffray Cos.(a)                                        1,685 103,139
Placer Sierra Bancshares                                       946  21,938
Preferred Bank (California)                                    300  16,083
Premierwest Bancorp                                          1,050  15,152
PrivateBancorp, Inc.                                         1,436  59,465
Prosperity Bancshares, Inc.                                  2,068  68,017
Provident Bankshares Corp.                                   2,704  98,399
Provident Financial Services, Inc.                           5,634 101,130
Provident New York Bancorp                                   3,428  45,318
R&G Financial Corp., Class B                                 1,935  16,622
Renasant Corp.                                                 828  33,410
Republic Bancorp, Inc.                                       6,149  76,186
Republic Bancorp, Inc., Class A                                443   9,126
Rockville Financial, Inc.(a)                                   500   7,360

  The accompanying notes are an integral part of these financial statements.

Royal Bancshares of Pennsylvania, Class A                      231      5,609
S&T Bancorp, Inc.                                            2,072     68,853
Sanders Morris Harris Group, Inc.                            1,076     16,258
Sandy Spring Bancorp, Inc.                                   1,142     41,181
Santander BanCorp                                              347      8,543
SCBF Financial Corp.                                           593     21,140
Seacoast Banking Corp. of Florida                            1,040     27,695
Security Bank Corp.                                          1,026     22,849
Shore Bancshares, Inc.                                         675     18,313
Sierra Bancorp                                                 483     12,664
Signature Bank(a)                                            2,368     76,676
Simmons First National Corp., Class A                        1,147     33,274
Smithtown Bancorp, Inc.                                        629     15,197
Sound Federal Bancorp, Inc.                                    700     14,553
Southside Bancshares, Inc.                                     666     14,865
Southwest Bancorp, Inc.                                      1,085     27,668
State National Bancshares, Inc.                                850     32,394
Sterling Bancorp (New York)                                  1,402     27,339
Sterling Bancshares, Inc.                                    3,610     67,688
Sterling Financial Corp. (Pennsylvania)                      1,992     43,625
Sterling Financial Corp. (Washington)                        2,759     84,177
Suffolk Bancorp                                                729     23,875
Summit Bancshares, Inc. (Texas)                                820     17,392
Sun Bancorp, Inc. (New Jersey)                                 907     14,730
Superior Bancorp(a)                                          1,418     15,598
Susquehanna Bancshares, Inc.                                 3,722     88,956
SVB Financial Group(a)                                       2,912    132,379
SY Bancorp, Inc.                                             1,007     27,672
Taylor Capital Group, Inc.                                     482     19,670
Texas Capital Bancshares, Inc.(a)                            1,877     43,734
Texas Regional Bancshares, Inc., Class A                     3,715    140,872
Texas United Bancshares, Inc.                                  748     21,056
TierOne Corp.                                                1,414     47,751
Tompkins Trustco, Inc.                                         543     23,349
TriCo Bancshares                                             1,114     30,501
TrustCo Bank Corp. (New York)                                6,004     66,164
Trustmark Corp.                                              3,880    120,163
UCBH Holdings, Inc.                                          7,508    124,181
UMB Financial Corp.                                          2,492     83,083
Umpqua Holdings Corp.                                        4,481    114,937
Union Bankshares Corp.                                         698     30,112
United Bankshares, Inc.                                      3,070    112,454
United Community Banks, Inc.                                 2,736     83,284
United Community Financial Corp.                             2,160     25,920
United Security Bancshares (California)                        599     12,813
Univest Corp. of Pennsylvania                                  788     21,765
USB Holding Co., Inc.                                          841     18,923
Vineyard National Bancorp                                      714     19,207
Virginia Commerce Bancorp                                    1,259     30,090
Virginia Financial Group, Inc.                                 571     24,108
W Holding Co., Inc.                                          8,718     57,975
Washington Trust Bancorp, Inc.                                 945     26,195
Wauwatosa Holdings, Inc.(a)                                    694     11,840
WesBanco, Inc.                                               1,770     54,852
West Bancorporation                                          1,167     21,788
West Coast Bancorp                                           1,181     34,804
Westamerica Bancorp                                          2,539    124,334
Western Alliance Bancorp(a)                                  1,059     36,832
Westfield Financial, Inc.                                      223      6,467
Willow Grove Bancorp, Inc.                                   1,203     19,140
Wilshire Bancorp, Inc.                                       1,100     19,822
Wintrust Financial Corp.                                     1,926     97,937
WSFS Financial Corp.                                           431     26,485
Yardville National Bancorp                                     787     28,120
                                                                   ----------
                                                                   10,320,124
                                                                   ----------
BEVERAGES--0.1%
Boston Beer Co., Inc., Class A(a)                              770     22,553
Coca-Cola Bottling Co. Consolidated                            376     19,090

  The accompanying notes are an integral part of these financial statements.

Farmer Brothers Co.                                             430     9,322
Green Mountain Coffee Roasters, Inc.(a)                         300    12,051
National Beverage Corp.                                         436     6,257
Peet's Coffee & Tea, Inc.(a)                                  1,089    32,877
                                                                    ---------
                                                                      102,150
                                                                    ---------
BIOTECHNOLOGY--1.8%
Advanced Magnetics, Inc.(a)                                     645    19,492
ADVENTRX Pharmaceuticals, Inc.(a)                             4,394    13,929
Alexion Pharmaceuticals, Inc.(a)                              2,449    88,458
Applera Corp. - Celera Genomics Group(a)                      5,884    76,198
Arena Pharmaceuticals, Inc.(a)                                3,712    42,985
Ariad Pharmaceuticals, Inc.(a)                                4,826    21,765
BioCryst Pharmaceuticals, Inc.(a)                             1,855    26,582
Cambrex Corp.                                                 2,057    42,847
Coley Pharmaceutical Group, Inc.(a)                           1,448    16,724
Cotherix, Inc.(a)                                             1,564    13,466
Cytokinetics, Inc.(a)                                         2,072    13,033
deCODE genetics, Inc.(a)                                      4,352    26,939
Diversa Corp.(a)                                              2,460    23,764
Encysive Pharmaceuticals, Inc.(a)                             4,783    33,146
Exelixis, Inc.(a)                                             6,624    66,571
Genitope Corp.(a)                                             2,130    13,462
Genomic Health, Inc.(a)                                       1,005    11,829
GTx, Inc.(a)                                                    605     5,506
Human Genome Sciences, Inc.(a)                               10,719   114,693
ICOS Corp.(a)                                                 5,239   115,206
Illumina, Inc.(a)                                             3,369    99,925
Incyte Corp.(a)                                               6,633    30,512
Integra LifeSciences Holdings Corp.(a)                        1,542    59,845
Kendle International, Inc.(a)                                   991    36,399
Keryx Biopharmaceuticals, Inc.(a)                             3,483    49,459
Lexicon Genetics, Inc.(a)                                     4,289    18,829
Lifecell Corp.(a)                                             2,707    83,700
Martek Biosciences Corp.(a)                                   2,506    72,549
Maxygen, Inc.(a)                                              2,380    17,802
Momenta Pharmaceuticals, Inc.(a)                              1,747    22,204
Monogram Biosciences, Inc.(a)                                10,385    20,562
Myogen, Inc.(a)                                               3,431    99,499
Myriad Genetics, Inc.(a)                                      3,113    78,603
Nektar Therapeutics(a)                                        7,136   130,873
Northfield Laboratories, Inc.(a)                              2,042    20,195
Northstar Neuroscience, Inc.(a)                                 871     9,041
Panacos Pharmaceuticals, Inc.(a)                              4,068    22,455
Peregrine Pharmaceuticals, Inc.(a)                           14,167    22,526
PRA International(a)                                          1,444    32,158
Regeneron Pharmaceuticals, Inc.(a)                            3,681    47,190
Sangamo Biosciences, Inc.(a)                                  2,113    12,467
Savient Pharmaceuticals, Inc.(a)                              4,850    25,463
Sirna Therapeutics, Inc.(a)                                   3,248    18,514
Telik, Inc.(a)                                                4,146    68,409
                                                                    ---------
                                                                    1,885,774
                                                                    ---------
BUILDING MATERIALS--0.8%
Aaon, Inc.                                                      700    17,962
Apogee Enterprises, Inc.                                      2,218    32,605
Builders FirstSource, Inc.(a)                                 1,216    24,758
Ceradyne, Inc.                                                2,171   107,442
Drew Industries, Inc.(a)                                      1,496    48,470
ElkCorp                                                       1,571    43,627
Genlyte Group, Inc. (The)(a)                                  1,967   142,469
Goodman Global, Inc.(a)                                       1,903    28,888
Interline Brands, Inc.                                        2,191    51,226
LSI Industries, Inc.                                          1,441    24,483
NCI Building Systems, Inc.(a)                                 1,707    90,761
Simpson Manufacturing Co., Inc.                               2,977   107,320
Texas Industries, Inc.                                        1,861    98,819
Trex Co., Inc.(a)                                               850    22,007

  The accompanying notes are an integral part of these financial statements.

US Concrete, Inc.(a)                                          2,699    29,824
                                                                    ---------
                                                                      870,661
                                                                    ---------
CHEMICALS--1.9%
American Vanguard Corp.                                       1,197    18,530
Arch Chemicals, Inc.                                          1,842    66,404
Balchem Corp.                                                   921    20,723
Bio-Rad Laboratories, Inc., Class A(a)                        1,504    97,670
Cabot Microelectronics Corp.(a)                               1,925    58,347
Calgon Carbon Corp.                                           3,209    19,543
CF Industries Holdings, Inc.                                  4,446    63,400
Ferro Corp.                                                   3,343    53,354
Georgia Gulf Corp.                                            2,722    68,104
Grace (W.R.) & Co.(a)                                         5,339    62,466
H.B. Fuller Co.                                               2,363   102,956
Hercules, Inc.(a)                                             9,269   141,446
Innospec, Inc.                                                  907    23,056
Kronos Worldwide, Inc.                                          264     7,722
MacDermid, Inc.                                               2,363    68,054
Minerals Technologies, Inc.                                   1,637    85,124
Myers Industries, Inc.                                        2,097    36,047
Newmarket Corp.                                               1,357    66,574
NL Industries, Inc.                                             508     5,461
Nuco2, Inc.(a)                                                1,253    30,122
Olin Corp.                                                    5,840   104,711
OM Group, Inc.(a)                                             2,272    70,091
Omnova Solutions, Inc.(a)                                     3,347    19,011
Pioneer Cos., Inc.(a)                                           821    22,397
PolyOne Corp.(a)                                              7,329    64,349
Raven Industries, Inc.                                        1,299    40,919
Rockwood Holdings, Inc.(a)                                    2,843    65,417
Rogers Corp.(a)                                               1,430    80,566
Schulman (A.), Inc.                                           2,261    51,754
Spartech Corp.                                                2,570    58,082
Stepan Co.                                                      497    15,695
SurModics, Inc.(a)                                            1,205    43,513
Symyx Technologies, Inc.(a)                                   2,602    62,838
Terra Industries, Inc.(a)                                     7,415    47,234
Tronox, Inc. Class B                                          3,147    41,446
UAP Holding Corp.                                             4,113    89,705
Valley National Gases, Inc.                                     196     5,125
Zoltek Cos., Inc.(a)                                          1,142    34,134
                                                                    ---------
                                                                    2,012,090
                                                                    ---------
COAL--0.2%
Alpha Natural Resources, Inc.(a)                              4,178    81,973
International Coal Group, Inc.(a)                             9,179    65,997
James River Coal Co.(a)                                       1,345    35,629
Westmoreland Coal Co.(a)                                        542    12,856
                                                                    ---------
                                                                      196,455
                                                                    ---------
COMMERCIAL SERVICES--5.7%
Aaron Rents, Inc.                                             3,437    92,387
ABM Industries, Inc.                                          3,534    60,431
ACCO Brands Corp.(a)                                          3,639    79,694
Ace Cash Express, Inc.(a)                                       906    26,519
Actuant Corp., Class A                                        2,195   109,640
Administaff, Inc.                                             1,845    66,069
Advance America Cash Advance                                  5,446    95,523
Advisory Board (The) Co.(a)                                   1,531    73,626
Albany Molecular Research, Inc.(a)                            2,067    22,076
Alderwoods Group, Inc.(a)                                     3,199    62,253
Ambassadors International, Inc.                                 577    13,415
Arbitron, Inc.                                                2,507    96,093
Bankrate, Inc.(a)                                               885    33,418
Barrett Business Services(a)                                    562    10,313
BearingPoint, Inc.(a)                                        15,056   126,019

  The accompanying notes are an integral part of these financial statements.

Bowne & Co., Inc.                                             2,561  36,622
Bright Horizons Family Solutions, Inc.(a)                     2,160  81,410
CBIZ, Inc.                                                    4,852  35,953
CDI Corp.                                                       975  28,275
Central Parking Corp.                                           808  12,928
Cenveo, Inc.(a)                                               4,217  75,695
Clark, Inc.                                                   1,416  18,691
CMGI, Inc.(a)                                                38,491  46,574
Coinmach Service Corp., Class A                               1,915  19,629
Coinstar, Inc.(a)                                             2,216  53,051
Consolidated Graphics, Inc.(a)                                  925  48,156
Core-Mark Holding Co., Inc. (a)                                 801  28,676
Corinthian Colleges, Inc.(a)                                  7,054 101,295
Cornell Cos, Inc.(a)                                            922  14,162
CorVel Corp.(a)                                                 334   8,350
CoStar Group, Inc.(a)                                         1,297  77,600
CRA International, Inc.(a)                                      865  39,046
Cross Country Healthcare, Inc.(a)                             2,513  45,711
Darling International, Inc.(a)                                4,372  19,805
Deluxe Corp.                                                  4,145  72,455
DeVry, Inc.(a)                                                4,779 104,995
DiamondCluster International, Inc.(a)                         2,000  15,840
Dollar Financial Corp.(a)                                       777  13,986
DynCorp International, Inc., Class A(a)                       2,022  20,988
Educate, Inc.(a)                                              1,300   9,958
Electro Rent Corp.(a)                                         1,432  22,941
Euronet Worldwide, Inc.(a)                                    2,834 108,741
Exponent, Inc.(a)                                             1,272  21,497
First Consulting Group, Inc.(a)                               1,741  15,390
FTI Consulting, Inc.(a)                                       3,114  83,362
Gartner Inc. Class A(a)                                       4,434  62,963
Gevity HR, Inc.                                               2,156  57,242
Global Cash Access, Inc.(a)                                   2,690  42,045
GSI Commerce, Inc.(a)                                         3,163  42,795
H&E Equipment Services, Inc.(a)                                 914  26,917
Harris Interactive, Inc.(a)                                   4,376  24,943
Healthcare Services Group, Inc.                               2,175  45,566
Healthspring, Inc.(a)                                         1,368  25,650
Heartland Payment Systems, Inc.(a)                            1,124  31,337
Heidrick & Struggles International, Inc.(a)                   1,520  51,437
Home Solutions of America, Inc.(a)                            3,041  18,763
Hudson Highland Group, Inc.(a)                                1,872  20,199
Huron Consulting Group, Inc.(a)                               1,406  49,337
ICT Group, Inc.(a)                                              546  13,393
Interactive Data Corp.(a)                                     2,897  58,201
inVentiv Health, Inc.(a)                                      2,226  64,064
j2 Global Communications, Inc.(a)                             3,892 121,508
Jackson Hewitt Tax Service                                    2,891  90,633
Kelly Services, Inc., Class A                                 1,634  44,396
Kenexa Corp.(a)                                               1,266  40,322
Kforce, Inc.(a)                                               2,565  39,732
Korn/Ferry International(a)                                   3,424  67,076
Labor Ready, Inc.(a)                                          4,368  98,935
Landauer, Inc.                                                  698  33,434
LECG Corp.                                                    1,969  36,367
Lincoln Educational Services, Inc.(a)                           200   3,418
Magellan Health Services, Inc.(a)                             2,989 135,431
MAXIMUS, Inc.                                                 1,732  40,096
McGrath Rentcorp                                              1,641  45,636
Midas, Inc.(a)                                                1,138  20,939
Mobile Mini, Inc.(a)                                          2,747  80,377
Monro Muffler Brake, Inc.                                       837  27,253
Morningstar, Inc.(a)                                          1,136  47,121
MPS Group, Inc.(a)                                            8,506 128,100
Navigant Consulting Co.(a)                                    3,435  77,803
Net 1 UEPS Technologies, Inc.(a)                              3,879 106,091
NetRatings, Inc.(a)                                             907  12,598
On Assignment, Inc.(a)                                        2,108  19,373
PeopleSupport, Inc.(a)                                        1,495  20,123
Perficient, Inc.(a)                                           1,420  17,551

  The accompanying notes are an integral part of these financial statements.

PHH Corp.(a)                                                  4,313   118,780
Plexus Corp.(a)                                               3,754   128,424
Pre-Paid Legal Services, Inc.                                   779    26,876
Providence Service Corp. (The)(a)                               860    23,418
QC Holdings, Inc.(a)                                            400     5,404
Rent-A-Center, Inc.(a)                                        5,610   139,464
Resources Connection, Inc.(a)                                 3,904    97,678
Rewards Network, Inc.(a)                                      2,141    17,492
Rollins, Inc.                                                 2,242    44,033
Senomyx, Inc.(a)                                              2,409    34,762
SFBC International, Inc.(a)                                   1,330    20,163
Sotheby's Holdings, Inc., Class A(a)                          4,884   128,205
Source Interlink Cos., Inc.(a)                                2,633    31,333
SOURCECORP, Inc.(a)                                           1,110    27,517
Spherion Corp.(a)                                             4,806    43,831
Stamps.com, Inc.                                              1,507    41,925
Standard Parking Corp.(a)                                       412    11,157
Stewart Enterprises, Inc., Class A(a)                         8,723    50,157
Strayer Education, Inc.                                       1,158   112,465
Synagro Technologies, Inc.                                    4,962    19,501
TeleTech Holdings, Inc.(a)                                    2,655    33,612
TNS, Inc.(a)                                                  1,946    40,263
Trimeris, Inc.(a)                                             1,125    12,926
Tyler Technologies, Inc.(a)                                   2,817    31,550
Universal Technical Institute, Inc.(a)                        1,706    37,566
Valassis Communications, Inc.(a)                              3,861    91,081
Viad Corp.                                                    1,736    54,337
Volt Information Sciences, Inc.(a)                              585    27,261
Watson Wyatt & Co. Holdings                                   3,450   121,233
Wireless Facilities, Inc.(a)                                  3,884    10,681
World Fuel Services Corp.                                     2,160    98,690
Wright Express Corp.                                          3,206    92,140
                                                                    ---------
                                                                    6,012,348
                                                                    ---------
COMPUTERS--4.1%
3D Systems Corp.(a)                                             884    17,760
Advanced Digital Information Corp.(a)                         4,976    58,568
Advent Software, Inc.(a)                                      1,683    60,706
Agile Software Corp.(a)                                       4,142    26,260
ANSYS, Inc.(a)                                                2,662   127,297
Aspen Technology, Inc.(a)                                     3,343    43,860
BISYS Group, Inc. (The)(a)                                    9,732   133,328
Black Box Corp.                                               1,312    50,289
Brocade Communications Systems, Inc.(a)                      22,034   135,289
CACI International, Inc., Class A (a)                         2,468   143,958
CIBER, Inc.(a)                                                4,409    29,055
COMSYS IT Partners, Inc.(a)                                   1,214    18,356
Concur Technologies, Inc.(a)                                  2,313    35,782
Covansys Corp.(a)                                             2,402    30,193
Dendrite International, Inc.(a)                               3,143    29,041
Digital River, Inc.(a)                                        3,239   130,823
Digitas, Inc.(a)                                              7,119    82,723
DSP Group, Inc.(a)                                            2,404    59,739
Echelon Corp.(a)                                              2,018    15,115
Eclipsys Corp.(a)                                             3,653    66,338
eCollege.com, Inc.(a)                                         1,450    30,653
Electronics For Imaging, Inc.(a)                              4,677    97,656
Epicor Software Corp.(a)                                      4,229    44,531
Extreme Networks, Inc.(a)                                     8,996    37,423
FalconStor Software, Inc.(a)                                  2,991    20,847
Gateway, Inc.(a)                                             22,888    43,487
Hypercom Corp.(a)                                             4,438    41,495
Hyperion Solutions Corp.(a)                                   4,788   132,149
iGATE Corp.(a)                                                1,313     8,390
IHS Inc., Class A(a)                                          1,887    55,912
Imation Corp.                                                 2,760   113,298
infoUSA, Inc.(a)                                              2,609    26,899
Integral Systems, Inc.                                          755    20,257
Intergraph Corp.(a)                                           2,372    74,694

  The accompanying notes are an integral part of these financial statements.

Internet Security Systems, Inc.(a)                            3,368    63,487
Interwoven, Inc.(a)                                           3,296    28,280
Jack Henry & Associates, Inc.                                 6,425   126,316
Kanbay International, Inc.(a)                                 2,678    38,938
Komag, Inc.(a)                                                2,452   113,233
Kronos, Inc.(a)                                               2,631    95,269
Lionbridge Technologies, Inc.(a)                              4,119    22,778
Manhattan Associates, Inc.(a)                                 2,043    41,452
Maxwell Technologies, Inc.(a)                                 1,159    22,751
MICROS Systems, Inc.(a)                                       3,120   136,282
Mobility Electronics, Inc.(a)                                 1,800    13,068
MTS Systems Corp.                                             1,542    60,924
Neoware, Inc.(a)                                              1,600    19,664
NetScout Systems, Inc.(a)                                     1,670    14,896
Packeteer, Inc.(a)                                            2,700    30,618
Palm, Inc.                                                    7,405   119,221
Perot Systems Corp., Class A(a)                               6,719    97,291
Progress Software Corp.(a)                                    3,168    74,163
QAD, Inc.                                                       695     5,386
Quantum Corp.(a)                                             15,267    40,000
Quest Software, Inc.(a)                                       5,524    77,557
Rackable Systems, Inc.(a)                                     2,236    88,300
Radiant Systems, Inc.(a)                                      1,936    20,464
RadiSys Corp.(a)                                              1,730    37,991
RSA Security, Inc.(a)                                         6,194   168,415
Safeguard Scientifics, Inc.(a)                                9,709    20,971
SafeNet, Inc.(a)                                              2,226    39,445
Sapient Corp.(a)                                              5,951    31,540
ScanSource, Inc.(a)                                           1,974    57,878
Secure Computing Corp.                                        3,899    33,531
SI International, Inc.(a)                                     1,036    31,764
Sigma Designs, Inc.(a)                                        1,838    17,332
Silicon Storage Technology, Inc.(a)                           7,009    28,457
Sonic Solutions, Inc.(a)                                      1,937    31,961
SonicWALL, Inc.(a)                                            5,205    46,793
Stratasys, Inc.(a)                                              833    24,540
Sykes Enterprises, Inc.(a)                                    2,361    38,154
Synaptics, Inc.(a)                                            2,020    43,228
Synnex Corp.(a)                                               1,008    19,112
Syntel, Inc.                                                    504    10,312
Take-Two Interactive Software, Inc.(a)                        5,779    61,604
Transaction Systems Architects, Inc.(a)                       3,092   128,905
TTM Technologies, Inc.(a)                                     3,292    47,635
                                                                    ---------
                                                                    4,312,077
                                                                    ---------
COMPUTERS, PERIPHERAL & SOFTWARE--0.6%
Access Integrated Technologies, Inc., Class A (a)             1,085    10,644
Actuate Corp.(a)                                              4,554    18,398
Art Technology Group, Inc.(a)                                 9,003    26,829
Bottomline Technologies, Inc.(a)                              1,658    13,496
Chordiant Software, Inc.(a)                                   6,405    19,407
Digi International, Inc.(a)                                   1,600    20,048
ENGlobal Corp.(a)                                             1,302    10,143
i2 Technologies, Inc.(a)                                      1,144    14,494
Knot, Inc. (The)(a)                                           1,175    24,593
McDATA Corp., Class A(a)                                     12,380    50,511
Merge Technologies, Inc.(a)                                   1,340    16,495
Move, Inc.(a)                                                 8,096    44,366
Ness Technologies, Inc.(a)                                    2,216    23,822
Netgear, Inc.(a)                                              2,539    54,970
Open Solutions, Inc.(a)                                       1,521    40,474
Phase Forward, Inc.(a)                                        2,741    31,576
Raser Technologies, Inc.(a)                                   1,640    15,810
Rightnow Technologies, Inc.(a)                                1,212    20,216
Smith Micro Software, Inc.(a)                                 1,623    26,000
Ultimate Software Group, Inc.(a)                              1,926    36,902
VA Software Corp.(a)                                          5,040    19,555
Vignette Corp.(a)                                             2,268    33,067
WebSideStory, Inc.(a)                                         1,413    17,239

  The accompanying notes are an integral part of these financial statements.

Witness Systems, Inc.(a)                                      2,495  50,324
                                                                    -------
                                                                    639,379
                                                                    -------
COSMETICS/PERSONAL CARE--0.1%
Chattem, Inc.(a)                                              1,386  42,093
Elizabeth Arden, Inc.(a)                                      1,983  35,456
Inter Parfums, Inc.                                             258   4,443
Parlux Fragrances, Inc.(a)                                      800   7,752
Revlon, Inc., Class A(a)                                     11,578  14,588
                                                                    -------
                                                                    104,332
                                                                    -------
DISTRIBUTION/WHOLESALE--0.9%
Advanced Energy Industries, Inc.(a)                           2,847  37,694
Aviall, Inc.(a)                                               2,745 130,442
Beacon Roofing Supply, Inc.(a)                                3,537  77,849
Bluelinx Holdings, Inc.                                       1,012  13,186
Building Materials Holdings Corp.                             2,220  61,871
Central European Distribution Corp.(a)                        2,566  64,561
Columbus Mckinnon Corp. (NY)(a)                               1,478  32,132
Comfort Systems USA, Inc.                                     3,146  44,956
Directed Electronics, Inc.(a)                                   681   8,935
Keystone Automotive Industries, Inc.(a)                       1,228  51,846
LKQ Corp.(a)                                                  3,612  68,628
MWI Veterinary Supply, Inc.(a)                                  300  10,929
Owens & Minor, Inc.                                           3,258  93,179
United Stationers, Inc.(a)                                    2,552 125,865
Watsco, Inc.                                                  2,251 134,656
                                                                    -------
                                                                    956,729
                                                                    -------
DIVERSIFIED FINANCIAL SERVICES--2.3%
Abington Community Bancorp, Inc.                                562   8,419
Accredited Home Lenders Holding Co.(a)                        1,371  65,548
Advanta Corp., Class B                                        1,480  53,206
Asset Acceptance Capital Corp.(a)                             1,349  26,710
Asta Funding, Inc.                                              949  35,540
Calamos Asset MGMT-A(a)                                       1,793  51,979
Capital Title Group, Inc.                                     2,079  15,322
Charter Municipal Mortgage Acceptance Co.                     4,209  78,750
Clayton Holdings, Inc.(a)                                       696   9,083
Cohen & Steers, Inc.                                          1,047  24,709
Compass Diversified Trust                                     1,058  15,098
CompuCredit Corp.(a)                                          1,623  62,388
Credit Acceptance Corp.(a)                                      787  21,359
Darwin Professional Underwriters, Inc.(a)                       421   7,435
Digital Insight Corp.(a)                                      2,861  98,104
Doral Financial Corp.                                         6,872  44,050
Federal Agricultrural Mortgage Corp., Class C                   874  24,210
Financial Federal Corp.                                       2,085  57,984
Forrester Research, Inc.(a)                                   1,121  31,366
Friedman, Billings, Ramsey Group, Inc.                       11,869 130,203
GAMCO Investors, Inc., Class A                                  569  20,916
GFI Group, Inc.(a)                                              963  51,954
Gladstone Capital Corp.                                         901  19,272
Gladstone Investment Corp.                                    1,100  16,500
Greenhill & Co, Inc.                                          1,423  86,461
International Securities Exchange, Inc.                       3,074 117,027
INVESTools, Inc.(a)                                           3,652  28,997
Knight Capital Group, Inc.(a)                                 8,434 128,450
LaBranche & Co, Inc.(a)                                       4,305  52,134
Marketaxess Holdings, Inc.(a)                                 2,124  23,385
Marlin Business Services, Inc.(a)                               956  21,567
MCG Capital Corp.                                             4,125  65,588
Meadowbrook Insurance Group, Inc.(a)                          2,032  16,906
MVC Capital, Inc.                                             1,382  18,574
National Financial Partners Co.                               3,059 135,544
NCO Group, Inc.(a)                                            2,633  69,617
Ocwen Financial Corp.(a)                                      2,744  34,876

  The accompanying notes are an integral part of these financial statements.

OptionsXpress Holdings., Inc.                                1,607    37,459
Penson Worldwide, Inc.(a)                                      603    10,378
Phoenix Companies, Inc.                                      9,236   130,043
Portfolio Recovery Associates, Inc.(a)                       1,214    55,480
Resource America, Inc., Class A                              1,239    23,603
S1 Corp.(a)                                                  5,599    26,875
SCPIE Holdings, Inc.(a)                                        812    18,879
StarTek, Inc.                                                  700    10,465
Stifel Financial Corp.(a)                                      960    33,898
SWS Group, Inc.                                              1,225    29,547
Technology Investment Capital Corp.                          1,409    20,642
Thomas Weisel Partners Group, Inc.(a)                          436     8,288
Waddell & Reed Financial, Inc.                               6,848   140,794
World Acceptance Corp.(a)                                    1,515    53,813
                                                                   ---------
                                                                   2,369,395
                                                                   ---------
ELECTRIC--1.5%
Allete, Inc.                                                 2,022    95,742
Avista Corp.                                                 3,781    86,320
Black Hills Corp.                                            2,686    92,210
CH Energy Group, Inc.                                        1,257    60,336
Cleco Corp.                                                  3,981    92,558
Duquesne Light Holdings, Inc.                                6,363   104,608
El Paso Electric Co.(a)                                      3,809    76,789
Empire District Electric Co. (The)                           2,420    49,731
IDACORP, Inc.                                                3,462   118,712
Integrated Electrical Services, Inc.(a)                      1,238    21,628
ITC Holdings Corp.                                           1,153    30,647
MGE Energy, Inc.                                             1,594    49,653
Northwestern Corp.                                           2,841    97,588
Ormat Technologies, Inc.                                       665    25,370
Otter Tail Corp.                                             2,327    63,597
Pike Electric Corp.(a)                                       1,266    24,383
Plug Power, Inc.(a)                                          5,845    27,296
PNM Resources, Inc.                                          5,561   138,803
Portland General Electric Co.                                2,171    54,210
UIL Holdings Corp.                                           1,141    64,227
UniSource Energy Corp.                                       2,757    85,881
Westar Energy, Inc.                                          7,040   148,192
                                                                   ---------
                                                                   1,608,481
                                                                   ---------
ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
American Superconductor Corp.(a)                             2,549    22,508
Anadigics, Inc.(a)                                           3,812    25,617
Belden CDT, Inc.                                             3,458   114,287
Bookham, Inc.(a)                                             4,685    15,742
Capital Senior Living Corp.(a)                               1,756    18,052
Capstone Turbine Corp.(a)                                    8,301    18,926
Color Kinetics, Inc.(a)                                      1,041    19,685
Eagle Test Systems, Inc.(a)                                    592     8,300
Encore Wire Corp.(a)                                         1,879    67,531
Enersys(a)                                                   3,775    78,898
GrafTech International Ltd.(a)                               7,788    45,170
Greatbatch, Inc.(a)                                          1,722    40,639
Micron Technology, Inc.(a)                                      --         7
Medis Technologies Ltd.(a)                                   1,660    33,665
Microtune, Inc.(a)                                           4,275    26,762
MoSys, Inc.(a)                                               1,821    14,240
Natus Medical, Inc.(a)                                       1,503    14,865
Nextest Systems Corp.(a)                                       486     7,878
Power-One, Inc.(a)                                           5,814    38,372
Sirenza Microdevices, Inc.(a)                                2,007    24,365
Spectranetics Corp.(a)                                       2,471    26,489
Superior Essex, Inc.(a)                                      1,626    48,666
                                                                   ---------
                                                                     710,664
                                                                   ---------
ELECTRONICS--3.5%

  The accompanying notes are an integral part of these financial statements.

Actel Corp.(a)                                               2,008  28,815
Aeroflex, Inc.(a)                                            5,954  69,483
Agilysys, Inc.                                               2,496  44,928
American Science & Engineering, Inc.(a)                        637  36,895
Analogic Corp.                                               1,068  49,779
ATMI, Inc.(a)                                                2,964  72,974
Badger Meter, Inc.                                           1,122  30,294
Barnes Group, Inc.                                           3,008  60,010
Bel Fuse, Inc., Class B                                        915  30,021
Benchmark Electronics, Inc.(a)                               5,130 123,736
Brady Corp., Class A                                         3,382 124,593
Checkpoint Systems, Inc.(a)                                  3,019  67,052
Cogent, Inc.(a)                                              3,494  52,655
Coherent, Inc.(a)                                            2,457  82,875
CTS Corp.                                                    2,865  42,660
Cubic Corp.                                                  1,104  21,649
Cymer, Inc.(a)                                               3,185 147,975
Daktronics, Inc.                                             3,133  90,450
Diodes, Inc.(a)                                              1,596  66,138
EDO Corp.                                                    1,263  30,741
Electro Scientific Industries, Inc.(a)                       2,226  40,046
Energy Conversion Devices, Inc.(a)                           3,155 114,937
Exar Corp.(a)                                                2,806  37,236
Excel Technology, Inc.(a)                                      939  28,095
Fargo Electronics, Inc.(a)                                   1,036  26,304
FEI Co.(a)                                                   1,862  42,230
FuelCell Energy, Inc.(a)                                     4,292  41,117
General Cable Corp.(a)                                       4,121 144,235
Herley Industries, Inc.(a)                                   1,031  11,558
Hutchinson Technology, Inc.(a)                               1,969  42,589
II-VI, Inc.(a)                                               1,840  33,672
International Displayworks, Inc.(a)                          3,283  17,072
Ionatron, Inc.(a)                                            2,468  15,672
KEMET Corp.(a)                                               6,743  62,170
Littelfuse, Inc.(a)                                          1,881  64,669
Lojack Corp.(a)                                              1,447  27,290
Mattson Technology, Inc.(a)                                  4,238  41,405
Measurement Specialties, Inc.(a)                             1,116  24,853
Mentor Graphics Corp.(a)                                     6,235  80,930
Mercury Computer Systems, Inc.(a)                            1,462  22,500
Methode Electronics, Inc., Class A                           2,902  30,500
Metrologic Instruments, Inc.(a)                              1,060  15,911
Micrel, Inc.(a)                                              5,871  58,769
Microsemi Corp.(a)                                           5,715 139,332
MKS Instruments, Inc.(a)                                     2,940  59,153
Molecular Devices Corp.(a)                                   1,249  38,169
Moog, Inc., Class A(a)                                       2,992 102,386
Multi-Fineline Electronix, Inc.(a)                             593  19,682
OSI Systems, Inc.(a)                                         1,095  19,458
Park Electrochemical Corp.                                   1,557  40,093
Photon Dynamics, Inc.(a)                                     1,349  16,889
Photronics, Inc.(a)                                          3,189  47,197
Power Integrations, Inc.(a)                                  2,345  40,991
RAE Systems, Inc.(a)                                         3,113  12,452
Rofin-Sinar Technologies, Inc.(a)                            1,176  67,585
Rudolph Technologies, Inc.(a)                                1,766  25,607
Silicon Image, Inc.(a)                                       6,308  68,000
Supertex, Inc.(a)                                              969  38,702
Taser International, Inc.(a)                                 4,763  37,675
Technitrol, Inc.                                             3,229  74,751
Triumph Group, Inc.(a)                                       1,239  59,472
Universal Display Corp.(a)                                   1,987  26,447
Universal Electronics, Inc.(a)                               1,081  19,145
Varian, Inc.(a)                                              2,496 103,609
Vicor Corp.                                                  1,372  22,734
Viisage Technology, Inc.(a)                                  1,801  27,303
Watts Water Technologies, Inc., Class A                      1,949  65,389
Woodward Governor Co.                                        2,355  71,851
X-Rite, Inc.                                                 1,687  18,540
Zoran Corp.(a)                                               4,021  97,871

  The accompanying notes are an integral part of these financial statements.

Zygo Corp.(a)                                         1,459    23,913
                                                            ---------
                                                            3,681,879
                                                            ---------
ENERGY--ALTERNATE SOURCES--0.5%
Allis-Chalmers Energy, Inc.(a)                        1,106    15,031
Dawson Geophysical Co.(a)                               608    18,708
Evergreen Solar, Inc.(a)                              5,398    70,066
Exploration Co. of Delaware, Inc. (The)(a)            2,357    25,126
Headwaters, Inc.(a)                                   3,393    86,725
KCS Energy, Inc.(a)                                   4,088   121,413
KFX, Inc.(a)                                          5,734    87,615
Pacific Ethanol, Inc.(a)                              1,733    40,067
Quantum Fuel Systems Technologies Worldwide, Inc.(a)  3,100    10,540
Rentech, Inc.(a)                                     11,166    51,922
Syntroleum Corp.(a)                                   3,116    18,914
Warrior Energy Service Corp.(a)                         781    19,002
                                                            ---------
                                                              565,129
                                                            ---------
ENGINEERING & CONSTRUCTION--0.5%
Ampco-Pittsburgh Corp.                                  580    16,617
EMCOR Group, Inc.(a)                                  2,519   122,600
Granite Construction, Inc.                            2,841   128,611
Infrasource Services, Inc.(a)                         2,156    39,261
Layne Christensen Co.(a)                                966    27,386
Perini Corp.(a)                                       1,757    39,533
Washington Group International, Inc.                  2,378   126,843
                                                            ---------
                                                              500,851
                                                            ---------
ENTERTAINMENT--1.7%
24/7 Real Media, Inc.(a)                              3,915    34,374
Ambassadors Group, Inc.                               1,668    48,172
Ameristar Casinos, Inc.                               1,951    37,947
Bally Technologies, Inc.(a)                           4,077    67,148
Blue Coat Systems, Inc.(a)                            1,169    19,709
Blue Nile, Inc.(a)                                    1,181    37,981
Carmike Cinemas, Inc.                                   982    20,701
Century Casinos, Inc.(a)                              1,641    17,575
Churchill Downs, Inc.                                   620    23,219
Cybersource Corp.(a)                                  2,465    28,841
Dover Downs Gaming & Entertainment, Inc.              1,117    21,938
Dover Motorsports, Inc.                               1,031     6,052
Equinix, Inc.(a)                                      2,311   126,780
Gaylord Entertainment Co.(a)                          3,293   143,706
Great Wolf Resorts, Inc.(a)                           2,033    24,416
Internap Network Services Corp.(a)                   24,710    25,946
Internet Capital Group, Inc.(a)                       2,700    24,300
Ipass, Inc.(a)                                        5,246    29,378
Isle of Capri Casinos, Inc.(a)                        1,265    32,447
Lakes Entertainment, Inc.(a)                          1,848    22,342
Live Nation, Inc.(a)                                  5,155   104,956
Macrovision Corp.(a)                                  4,025    86,618
Magna Entertainment Corp., Class A(a)                 3,229    16,985
Martha Stewart Living Omnimedia Inc., Class A(a)      2,043    34,139
Marvel Entertainment, Inc.(a)                         3,805    76,100
MTR Gaming Group, Inc.(a)                             1,579    14,811
Patten Corp.(a)                                       1,653    18,943
Pinnacle Entertainment, Inc.(a)                       3,854   118,125
Progressive Gaming International Corp.(a)             2,500    19,500
RealNetworks, Inc.(a)                                 8,534    91,314
Redback Network, Inc.(a)                              4,480    82,163
Shuffle Master, Inc.                                  2,916    95,586
Six Flags, Inc.(a)                                    5,746    32,293
Speedway Motorsports, Inc.                            1,199    45,250
Steinway Musical Instruments, Inc.(a)                   513    12,579
Travelzoo, Inc.(a)                                      200     6,068
Trump Entertainment Resorts, Inc.(a)                  2,262    45,579
Vail Resorts, Inc.(a)                                 2,446    90,747

  The accompanying notes are an integral part of these financial statements.

World Wrestling Entertainment, Inc.                          1,729    29,203
                                                                   ---------
                                                                   1,813,931
                                                                   ---------
ENVIRONMENTAL CONTROL--0.7%
Aleris International, Inc.(a)                                2,525   115,771
American Ecology Corp.                                       1,258    33,337
Basin Water, Inc.(a)                                           484     4,850
Casella Waste Systems, Inc., Class A(a)                      1,774    23,222
Clean Harbors, Inc.(a)                                       1,267    51,073
Metal Management, Inc.                                       2,105    64,455
Mine Safety Appliances Co.                                   2,495   100,299
Team, Inc.(a)                                                  513    12,851
Tetra Tech, Inc.(a)                                          4,637    82,260
Thermogenesis(a)                                             4,307    17,745
Waste Connections, Inc.(a)                                   3,598   130,966
Waste Industries USA, Inc.                                     601    13,631
Waste Services, Inc.(a)                                      2,427    21,819
Waste Services, Inc.(a)                                      1,433    12,886
                                                                   ---------
                                                                     685,165
                                                                   ---------
FOOD--2.2%
Applebees International, Inc.                                6,001   115,338
Arden Group, Inc., Class A                                      91    10,298
BJ'S Restaurants, Inc.(a)                                    1,025    22,899
CEC Entertainment, Inc.(a)                                   2,803    90,032
Chiquita Brands International, Inc.                          3,422    47,155
Diamond Foods, Inc.                                          1,265    20,329
Flowers Foods, Inc.                                          4,114   117,824
Gold Kist, Inc.(a)                                           4,015    53,681
Great Atlantic & Pacific Tea Co.(a)                          1,394    31,672
Hain Celestial Group, Inc.(a)                                2,509    64,632
IHOP Corp.                                                   1,465    70,437
Imperial Sugar Co.                                             913    21,656
Ingles Markets, Inc., Class A                                  949    16,133
J & J Snack Foods Corp.                                        999    33,037
Jack in the Box, Inc.(a)                                     2,837   111,210
Jones Soda Co.(a)                                            1,787    16,083
Lance, Inc.                                                  2,325    53,522
Landry's Restaurants, Inc.                                   1,211    39,297
M&F Worldwide Corp.(a)                                         700    11,270
MGP Ingredients, Inc.                                          771    17,903
Nash Finch Co.                                               1,048    22,312
P.F. Chang's China Bistro, Inc.(a)                           2,038    77,485
Papa John's International, Inc.(a)                           1,967    65,304
Pathmark Stores, Inc.(a)                                     4,204    39,560
Performance Food Group Co.(a)                                2,812    85,429
Pilgrim's Pride Corp.                                        3,269    84,340
Premium Standard Farms, Inc.                                 1,116    18,113
Ralcorp Holdings, Inc.(a)                                    2,173    92,418
Rare Hospitality International, Inc.(a)                      2,737    78,716
Ruddick Corp.                                                3,215    78,800
Sanderson Farms, Inc.                                        1,427    39,942
Seaboard Corp.                                                  28    35,840
Sensient Technologies Corp.                                  3,769    78,810
Sonic Corp.(a)                                               6,934   144,157
Spartan Stores, Inc.(a)                                      1,659    24,271
Tejon Ranch Co.(a)                                             880    36,221
Tootsie Roll Industries, Inc.                                2,873    83,690
TreeHouse Foods, Inc.(a)                                     2,512    60,012
United Natural Foods, Inc.(a)                                3,353   110,716
Village Super Market, Class A                                  132     8,629
Weis Markets, Inc.                                             770    31,724
Wild Oats Markets, Inc.(a)                                   2,228    43,669
                                                                   ---------
                                                                   2,304,566
                                                                   ---------
FOREST PRODUCTS & PAPER--0.7%
American Woodmark Corp.                                        903    31,641

  The accompanying notes are an integral part of these financial statements.

Bowater, Inc.                                                4,589 104,400
Buckeye Technologies, Inc.(a)                                3,043  23,249
Caraustar Industries, Inc.(a)                                1,922  17,298
Chesapeake Corp.                                             1,572  25,797
Deltic Timber Corp.                                            783  44,138
Glatfelter Co.                                               3,509  55,688
Mercer International, Inc.-Sbi(a)                            1,900  16,492
Neenah Paper Inc.                                            1,178  35,870
Potlatch Corp.                                               3,085 116,458
Rock-Tenn Co., Class A                                       2,351  37,498
Schweitzer-Mauduit International, Inc.                       1,106  23,945
Universal Forest Products, Inc.                              1,354  84,936
Wausau-Mosinee Paper Corp.                                   3,390  42,206
Xerium Technologies, Inc.                                    1,593  15,006
                                                                   -------
                                                                   674,622
                                                                   -------
GAS--0.3%
EnergySouth, Inc.                                              557  17,395
Laclede Group, Inc. (The)                                    1,645  56,522
Nicor, Inc.                                                  3,621 150,272
Peoples Energy Corp.                                         3,119 112,003
                                                                   -------
                                                                   336,192
                                                                   -------
HAND/MACHINE TOOLS--0.3%
Baldor Electric Co.                                          2,647  82,825
Franklin Electric Co., Inc.                                  1,823  94,140
Powell Industries, Inc.(a)                                     622  14,884
Regal-Beloit Corp.                                           2,484 109,668
                                                                   -------
                                                                   301,517
                                                                   -------
HEALTH CARE--5.5%
Abiomed, Inc.(a)                                             1,888  24,487
Adeza Biomedical Corp.(a)                                    1,215  17,034
Affymetrix, Inc.(a)                                          5,451 139,545
Air Methods Corp.(a)                                           838  21,939
Akorn, Inc.(a)                                               3,597  14,316
Alliance Imaging, Inc.(a)                                      825   5,280
Amedisys, Inc.(a)                                            1,234  46,769
American Medical Systems Holdings, Inc.(a)                   5,667  94,356
American Retirement Corp.(a)                                 2,852  93,460
AMERIGROUP Corp.(a)                                          4,176 129,623
AMN Healthcare Services, Inc.(a)                             2,625  53,288
AmSurg Corp.(a)                                              2,354  53,554
Andrx Corp.(a)                                               6,005 139,256
Angiodynamics, Inc.(a)                                         988  26,725
Apria Healthcare Group, Inc.(a)                              3,382  63,920
Arrow International, Inc.                                    1,838  60,415
ArthroCare Corp.(a)                                          2,144  90,069
Aspect Medical Systems, Inc.(a)                              1,297  22,620
Auxilium Pharmaceuticals, Inc.(a)                            1,751  13,623
BioMarin Pharmaceutical, Inc.(a)                             6,897  99,110
Biosite, Inc.(a)                                             1,317  60,134
Bruker BioSciences Corp.(a)                                  2,470  13,239
Candela Corp.(a)                                             1,802  28,580
Centene Corp.(a)                                             3,481  81,908
Cepheid, Inc.(a)                                             4,408  42,802
Cerus Corp.(a)                                               2,242  15,985
Chemed Corp.                                                 2,075 113,150
Compx International, Inc.                                      100   1,790
Conceptus, Inc.(a)                                           1,841  25,111
CONMED Corp.(a)                                              2,344  48,521
Cyberonics, Inc.(a)                                          1,698  36,201
Datascope Corp.                                                933  28,774
Dexcom, Inc.(a)                                              1,359  18,455
DHB Industries, Inc.(a)                                      1,898   3,644
Diagnostic Products Corp.                                    2,007 116,747
Dionex Corp.(a)                                              1,665  91,009

  The accompanying notes are an integral part of these financial statements.

DJ Orthopedics, Inc.(a)                                      1,839  67,730
Emeritus Corp.(a)                                              399   7,481
Encore Medical Corp.(a)                                      3,977  19,129
Enzo Biochem, Inc.(a)                                        2,211  33,342
Enzon Pharmaceuticals, Inc.(a)                               3,079  23,216
ev3, Inc.(a)                                                 1,225  18,142
Five Star Quality Care, Inc.(a)                              2,550  28,229
Flir Systems, Inc.(a)                                        5,585 123,205
Foxhollow Technologies, Inc.(a)                              1,507  41,171
Genesis HealthCare Corp.(a)                                  1,545  73,187
Gentiva Health Services, Inc.(a)                             1,939  31,082
Haemonetics Corp.(a)                                         2,124  98,787
Healthtronics, Inc.(a)                                       2,300  17,595
Healthways, Inc.(a)                                          2,721 143,232
Hologic, Inc.(a)                                             3,684 181,841
Horizon Health Corp.(a)                                      1,212  25,307
Hythiam, Inc.(a)                                             2,116  14,749
ICU Medical, Inc.(a)                                         1,103  46,591
Immucor, Inc.(a)                                             5,592 107,534
Intermagnetics General Corp.(a)                              3,281  88,521
Intralase Corp.(a)                                           1,731  28,977
Invacare Corp.                                               2,433  60,533
Inverness Medical Innovations, Inc.(a)                       2,235  63,094
IRIS International, Inc.(a)                                  1,269  16,700
Kensey Nash Corp.(a)                                           933  27,524
Kindred Healthcare, Inc.(a)                                  2,860  74,360
Kyphon, Inc.(a)                                              3,573 137,060
Laserscope(a)                                                1,605  49,450
LCA-Vision, Inc.                                             1,669  88,307
LHC Group, Inc.(a)                                             895  17,828
Luminex Corp.(a)                                             2,583  44,918
Matria Healthcare, Inc.(a)                                   1,683  36,050
Medcath Corp.(a)                                               639  12,039
Medical Action Industries, Inc.(a)                             742  16,391
Mentor Corp.                                                 3,122 135,807
Meridian Bioscience, Inc.                                    1,697  42,340
Merit Medical Systems, Inc.(a)                               2,200  30,272
Molina Healthcare, Inc.(a)                                     986  37,517
National Healthcare Corp.                                      490  21,830
Neurometrix, Inc.(a)                                         1,007  30,673
Nighthawk Radiology Holdings, Inc.(a)                          457   8,199
NxStage Medical, Inc.(a)                                       374   3,265
Oakley, Inc.                                                 1,940  32,689
Odyssey Healthcare, Inc.(a)                                  2,689  47,246
Option Care, Inc.                                            2,113  25,314
OraSure Technologies, Inc.(a)                                3,708  35,300
Palomar Medical Technologies, Inc.(a)                        1,346  61,418
PolyMedica Corp.                                             1,923  69,151
PSS World Medical, Inc.(a)                                   5,304  93,616
Psychiatric Solutions, Inc.(a)                               4,178 119,741
Quidel Corp.(a)                                              2,428  23,066
Radiation Therapy Services, Inc.(a)                            882  23,735
RehabCare Group, Inc.(a)                                     1,219  21,186
Res-Care, Inc.(a)                                            1,612  32,240
Sirona Dental Systems, Inc.                                  1,351  53,527
SonoSite, Inc.(a)                                            1,229  47,980
Stereotaxis, Inc.(a)                                         1,892  20,415
Steris Corp.                                                 5,467 124,976
Sun Healthcare Group, Inc.(a)                                1,869  16,242
Sunrise Senior Living, Inc.(a)                               3,588  99,208
Symbion, Inc.(a)                                             1,261  26,178
Symmetry Medical, Inc.(a)                                    2,818  43,397
Thoratec Corp.(a)                                            4,175  57,907
TriPath Imaging, Inc.(a)                                     2,080  13,770
United Surgical Partners International, Inc.(a)              3,548 106,688
Ventana Medical Systems, Inc.(a)                             2,329 109,882
Viasys Healthcare, Inc.(a)                                   2,488  63,693
Visicu, Inc.(a)                                                557   9,831
VistaCare, Inc., Class A(a)                                    621   7,514
Vital Images, Inc.(a)                                          954  23,564

  The accompanying notes are an integral part of these financial statements.

Vital Sign, Inc.                                               552    27,341
West Pharmaceutical Services, Inc.                           2,610    94,691
Wright Medical Group, Inc.(a)                                2,764    57,851
Young Innovations, Inc.                                        282     9,935
Zoll Medical Corp.(a)                                          697    22,834
                                                                   ---------
                                                                   5,730,770
                                                                   ---------
HOLDING COMPANIES--0.1%
Navigators Group, Inc.(a)                                    1,054    46,186
Star Maritime Acquisition Corp.(a)                           1,373    13,950
Triarc Companies, Inc.                                       4,973    77,728
                                                                   ---------
                                                                     137,864
                                                                   ---------
HOME BUILDERS--0.7%
Amrep Corp.                                                    135     7,333
Brookfield Homes Corp.                                       1,005    33,115
Cavco Industries, Inc.(a)                                      513    22,798
Champion Enterprises, Inc.(a)                                6,039    66,671
Fleetwood Enterprises, Inc.(a)                               4,953    37,346
Hovnanian Enterprises, Inc., Class A (a)                     4,029   121,191
Levitt Corp., Class A                                        1,127    18,032
M/I Schottenstein Homes, Inc.                                  916    32,133
Meritage Homes Corp.(a)                                      1,827    86,326
Monaco Coach Corp.                                           2,080    26,416
Orleans Homebuilders, Inc.                                     277     4,501
Palm Harbor Homes, Inc.(a)                                     583    10,255
Skyline Corp.                                                  544    23,272
Sterling Construction Co., Inc.(a)                             701    19,348
Technical Olympic Usa, Inc.                                  1,589    22,818
WCI Communities, Inc.(a)                                     2,770    55,788
Williams Scotsman International, Inc.(a)                     2,404    52,503
Winnebago Industries, Inc.                                   2,663    82,660
                                                                   ---------
                                                                     722,506
                                                                   ---------
HOME FURNISHINGS--0.5%
DTS, Inc.(a)                                                 1,380    26,882
Ethan Allen Interiors, Inc.                                  2,706    98,904
Furniture Brands International, Inc.                         3,578    74,566
Hooker Furniture Corp.                                         683    11,454
Kimball International, Inc., Class B                         1,777    35,025
La-Z-Boy, Inc.                                               4,162    58,268
Movado Group, Inc.                                           1,334    30,615
Sealy Corp.                                                  1,631    21,643
Select Comfort Corp.(a)                                      4,441   102,009
Standex International Corp.                                    903    27,406
Stanley Furniture Co., Inc.                                    977    23,419
Tempur-Pedic International, Inc.(a)                          4,050    54,716
                                                                   ---------
                                                                     564,907
                                                                   ---------
HOUSEHOLD PRODUCTS / WARES--0.7%
American Greetings Corp., Class A                            4,312    90,594
Blyth, Inc.                                                  2,070    38,212
Central Garden & Pet Co.(a)                                  1,763    75,897
CNS, Inc.                                                    1,129    27,661
CSS Industries, Inc.                                           430    12,363
Ennis Business Forms, Inc.                                   2,028    39,911
Fossil, Inc.(a)                                              3,524    63,467
Harland (John H.) Co.(a)                                     2,191    95,308
Lifetime Brands, Inc.                                          910    19,720
National Presto Industries, Inc.                               377    19,710
Playtex Products, Inc.(a)                                    4,513    47,071
Russ Berrie & Co., Inc.                                        733     8,987
Standard Register Co. (The)                                  1,441    17,076
Tupperware Corp.                                             4,900    96,480
Yankee Candle Co. (The)                                      3,268    81,733
                                                                   ---------

  The accompanying notes are an integral part of these financial statements.

                                                                      734,190
                                                                    ---------
INSURANCE--2.3%
21st Century Insurance Group                                  2,509    36,130
Affirmative Insurance Holdings, Inc.                            600     9,390
Alfa Corp.                                                    2,668    44,182
American Equity Investment Life Holding Co.                   4,495    47,917
American Physicians Capital, Inc.(a)                            487    25,611
Argonaut Group, Inc.(a)                                       2,401    72,126
Baldwin & Lyons, Inc., Class B                                  599    15,275
Bristol West Holdings, Inc.                                   1,384    22,144
CNA Surety Corp.(a)                                           1,246    21,531
Commerce Group, Inc.                                          4,392   129,740
Crawford & Co., Class B                                       1,638    11,761
Delphi Financial Group, Inc., Class A                         3,429   124,678
Direct General Corp.                                          1,000    16,920
Donegal Group, Inc.                                             917    17,799
Emc Insurance Group, Inc.                                       407    11,705
Enstar Group, Inc.(a)                                           241    22,218
FBL Financial Group, Inc., Class A                            1,097    35,543
First Acceptance Corp.(a)                                     1,200    14,136
First Advantage Corp.(a)                                        500    11,630
FPIC Insurance Group, Inc.(a)                                   810    31,388
Great American Financial Resources, Inc.                        531    11,114
Harleysville Group, Inc.                                      1,057    33,528
HealthExtras, Inc.(a)                                         2,194    66,303
Hilb, Rogal & Hamilton Co.                                    2,924   108,977
Horace Mann Educators Corp.                                   3,343    56,664
Independence Holding Co.                                        273     6,118
Infinity Property & Casualty Corp.                            1,612    66,092
James River Group, Inc.(a)                                      737    18,351
Kansas City Life Insurance Co.                                  235     9,910
LandAmerica Financial Group, Inc.                             1,388    89,665
Midland Co. (The)                                               856    32,511
National Interstate Corp.                                     1,280    34,714
National Western Life Insurance Co., Class A                    177    42,418
NYMAGIC, Inc.                                                   467    13,566
Odyssey Re Holdings Corp.                                       900    23,715
Ohio Casualty Corp.                                           5,139   152,783
PICO Holdings, Inc.(a)                                          681    21,962
PMA Capital Corp., Class A(a)                                 2,540    26,162
Presidential Life Corp.                                       1,635    40,188
ProAssurance Corp.(a)                                         2,520   121,414
RLI Corp.                                                     1,797    86,579
Safety Insurance Group, Inc.                                  1,149    54,635
Seabright Insurance Holdings, Inc.(a)                         1,284    20,685
Selective Insurance Group, Inc.                               2,223   124,199
State Auto Financial Corp.                                    1,162    37,811
Stewart Information Services Corp.                            1,362    49,454
Tower Group, Inc.                                             1,374    41,564
Triad Guaranty, Inc.(a)                                         930    45,458
U.S.I. Holdings Corp.(a)                                      3,617    48,504
United Fire & Casualty Co.                                    1,603    48,298
Universal American Financial Corp.(a)                         3,076    40,449
Zenith National Insurance Corp.                               2,984   118,375
                                                                    ---------
                                                                    2,413,990
                                                                    ---------
INTERNET COMPANIES--0.4%
Audible, Inc.(a)                                              1,700    15,453
Avocent Corp.(a)                                              4,075   106,969
Click Commerce, Inc.(a)                                         731    14,423
Cogent Communications Group, Inc.(a)                          1,695    15,882
DealerTrack Holdings, Inc. (a)                                  736    16,273
Liquidity Services, Inc.(a)                                     565     8,797
NetFlix, Inc.(a)                                              3,181    86,555
Online Resources Corp.(a)                                     1,500    15,510
Terremark Worldwide, Inc.(a)                                  3,163    11,387
TIBCO Software, Inc.(a)                                      17,011   119,927
Vasco Data Security International(a)                          1,700    14,195
                                                                    ---------

  The accompanying notes are an integral part of these financial statements.

                                                                   425,371
                                                                   -------
IRON / STEEL--0.7%
AK Steel Holding Corp.(a)                                    9,008 124,581
Chaparral Steel Co.(a)                                       1,861 134,029
Cleveland-Cliffs, Inc.                                       1,795 142,325
Gibraltar Steel, Inc.                                        1,877  54,433
Olympic Steel, Inc.                                            676  23,924
Oregon Steel Mills, Inc.(a)                                  2,907 147,268
Ryerson Tull, Inc.                                           1,956  52,812
Schnitzer Steel Industries, Inc., Class A                    1,745  61,913
Shiloh Industries, Inc.(a)                                     389   5,851
Steel Technologies, Inc.                                       890  17,302
Wheeling-Pittsburgh Corp.(a)                                   698  13,883
                                                                   -------
                                                                   778,321
                                                                   -------
LEISURE TIME--0.4%
Bally Total Fitness Holding Corp.(a)                         2,975  20,171
Callaway Golf Co.                                            6,088  79,083
Geo Group, Inc. (The)(a)                                     1,048  36,732
K2, Inc.(a)                                                  3,795  41,517
Life Time Fitness, Inc.(a)                                   2,455 113,593
Marine Products Corp.                                          762   7,414
Nautilus Group, Inc. (The)                                   2,595  40,767
Navigant International, Inc.(a)                              1,253  20,086
NGP Capital Resources Co.                                    1,427  20,877
WMS Industries, Inc.(a)                                      2,182  59,765
                                                                   -------
                                                                   440,005
                                                                   -------
LODGING--0.3%
Aztar Corp.(a)                                               2,857 148,450
Lodgian, Inc.(a)                                             1,700  24,225
Marcus Corp.                                                 1,618  33,784
Monarch Casino & Resort, Inc.(a)                               737  20,724
Morgans Hotel Group Co.(a)                                   1,309  20,368
Riviera Holdings Corp.(a)                                      886  17,897
                                                                   -------
                                                                   265,448
                                                                   -------
MACHINERY--1.9%
Albany International Corp., Class A                          2,158  91,478
Applied Industrial Technologies, Inc.                        3,699  89,923
Astec Industries, Inc.(a)                                    1,330  45,380
Asyst Technologies, Inc.(a)                                  3,797  28,591
Briggs & Stratton Corp.                                      4,233 131,688
Bucyrus International, Inc., - A                             2,501 126,301
Cascade Corp.                                                  953  37,691
Cognex Corp.                                                 3,766  98,029
DXP Enterprises, Inc.(a)                                       139   4,319
Dycom Industries, Inc.(a)                                    3,204  68,213
Esterline Technologies Corp.(a)                              1,955  81,308
Flow International Corp.(a)                                  2,826  39,762
Gehl Co.(a)                                                    939  23,973
Gerber Scientific, Inc.(a)                                   1,824  23,730
Gorman-Rupp Co. (The)                                          666  17,716
Insituform Technologies, Inc., Class A(a)                    2,090  47,840
Intermec, Inc.(a)                                            4,020  92,219
Intevac Inc.(a)                                              1,587  34,406
iRobot Corp.(a)                                                922  22,939
Kadant, Inc.(a)                                              1,012  23,276
Kaman Corp., Class A                                         1,941  35,326
Knight Transportation, Inc.                                  4,561  92,132
Kulicke & Soffa Industries, Inc.(a)                          4,131  30,611
Lindsay Manufacturing Co.                                      844  22,889
Middleby Corp.(a)                                              538  46,569
NACCO Industries, Inc.                                         445  61,147
Nordson Corp.                                                2,378 116,950

  The accompanying notes are an integral part of these financial statements.

OYO Geospace Corp.(a)                                           318    18,161
Paxar Corp.(a)                                                3,317    68,231
Presstek, Inc.(a)                                             2,333    21,720
Robbins & Myers, Inc.                                           927    24,232
Sauer-Danfoss, Inc.                                             803    20,412
Semitool, Inc.(a)                                             1,775    16,011
Tecumseh Products Co., Class A                                1,204    23,117
Tennant Co.                                                     628    31,576
Turbochef Technologies, Inc.(a)                                 800     8,896
Ultratech, Inc.(a)                                            1,908    30,032
Wabtec Corp.                                                  3,844   143,765
                                                                    ---------
                                                                    1,940,559
                                                                    ---------
MANUFACTURERS--0.5%
Aptargroup, Inc.(a)                                           2,839   140,842
EnPro Industries, Inc.(a)                                     1,631    54,802
Federal Signal Corp.                                          3,861    58,456
Flanders Corp.(a)                                               800     8,024
Freightcar America, Inc.                                      1,015    56,343
Jacuzzi Brands, Inc.(a)                                       6,120    53,856
Lancaster Colony Corp.                                        2,062    81,387
Tredegar Corp.                                                2,755    43,584
                                                                    ---------
                                                                      497,294
                                                                    ---------
MANUFACTURING--0.7%
Acuity Brands, Inc.                                           3,621   140,892
American Railcar Industries, Inc.                               618    20,462
Applied Films Corp.(a)                                        1,252    35,669
Blount International, Inc.(a)                                 3,066    36,853
China BAK Battery, Inc.(a)                                    2,188    18,620
ESCO Technologies, Inc.(a)                                    2,085   111,443
Hexcel Corp.(a)                                               7,541   118,469
Insteel Industries, Inc.                                      1,125    27,225
Kaydon Corp.                                                  2,247    83,836
Koppers Holdings, Inc.                                          728    14,553
Lamson & Sessions Co. (The)(a)                                1,121    31,792
PW Eagle, Inc.                                                  849    25,674
Reddy Ice Holdings, Inc.                                      1,348    27,432
Smith & Wesson Holding Corp.(a)                               2,357    19,375
                                                                    ---------
                                                                      712,295
                                                                    ---------
MEDIA--1.5%
Acacia Research - Acacia Technologies(a)                      2,250    31,635
Banta Corp.                                                   1,939    89,834
Belo Corp., Class A                                           7,339   114,487
Citadel Broadcasting Corp.                                    2,900    25,810
CKX, Inc.(a)                                                  4,127    56,003
Courier Corp.                                                   786    31,456
Cox Radio, Inc.(a)                                            3,649    52,619
Crown Media Holdings, Inc.(a)                                   938     3,865
Cumulus Media, Inc., Class A(a)                               3,901    41,624
Emmis Communications Corp.(a)                                 2,624    41,039
Entercom Communications Corp.(a)                              2,611    68,304
Entravision Communications Corp.(a)                           5,154    44,170
Fisher Communications, Inc.(a)                                  527    22,203
Gemstar-TV Guide International, Inc.(a)                      19,650    69,168
Gray Television, Inc.                                         3,016    17,463
Hollinger International, Inc.                                 6,052    48,598
Journal Communications, Inc.                                  3,535    39,733
Journal Register Co.                                          3,038    27,220
Jupitermedia Corp.(a)                                         1,752    22,776
Lee Enterprises, Inc.                                         3,696    99,606
Lin TV Corp., Class A(a)                                      1,816    13,711
LodgeNet Entertainment Corp.(a)                               1,291    24,077
Media General Inc., Class A                                   1,715    71,841
Mediacom Communications Corp.(a)                              4,922    30,664
Outdoor Channel Holdings, Inc.(a)                             1,061    10,950

  The accompanying notes are an integral part of these financial statements.

Playboy Enterprises, Inc., Class B(a)                         1,398    13,952
Primedia, Inc.(a)                                            16,043    29,359
Private Media Group Ltd.(a)                                   2,035     9,056
Radio One, Inc., Class D(a)                                   6,230    46,102
Readers Digest Association, Inc.                              7,787   108,706
Salem Communications Corp., Class A(a)                          678     8,821
Scholastic Corp.(a)                                           2,835    73,625
Sinclair Broadcast Group, Inc., Class A                       3,678    31,484
Spanish Broadcasting System, Inc., Class A(a)                 3,601    18,401
TheStreet.com, Inc.                                           1,483    19,012
TiVo, Inc.(a)                                                 6,194    44,287
Value Line, Inc.                                                 38     1,623
Westwood One, Inc.                                            5,671    42,533
                                                                    ---------
                                                                    1,545,817
                                                                    ---------
METAL FABRICATE / HARDWARE--0.4%
AM Castle & Co.(a)                                              881    28,412
CIRCOR International, Inc.                                    1,247    38,021
Dynamic Materials Corp.                                         952    32,111
Lawson Products, Inc.                                           294    11,589
LB Foster Co., Class A (a)                                      824    19,998
Mueller Water Products, Inc.(a)                               2,024    35,238
NN, Inc.                                                      1,392    17,191
RBC Bearings, Inc.(a)                                         1,547    35,117
Valmont Industries, Inc.                                      1,461    67,922
Worthington Industries, Inc.                                  5,682   119,039
                                                                    ---------
                                                                      404,638
                                                                    ---------
METALS - DIVERSIFIED--0.8%
Ameron International Corp.                                      660    44,233
Griffon Corp.(a)                                              2,325    60,683
Gulf Island Fabrication, Inc.                                   781    15,651
Matthews International Corp., Class A                         2,549    87,864
Maverick Tube Corp.(a)                                        2,946   186,158
Mueller Industries, Inc.                                      3,003    99,189
NS Group, Inc.(a)                                             1,815    99,970
Quanex Corp.                                                  3,087   132,957
RTI International Metals, Inc.(a)                             1,819   101,573
                                                                    ---------
                                                                      828,278
                                                                    ---------
MINING--0.5%
AMCOL International Corp.                                     1,683    44,347
Brush Engineered Materials, Inc.(a)                           1,534    31,984
Century Aluminum Co.(a)                                       1,769    63,136
Coeur d'Alene Mines Corp.(a)                                 22,804   109,686
Compass Minerals International, Inc.                          2,583    64,446
Hecla Mining Co.(a)                                           9,230    48,458
Royal Gold, Inc.                                              1,508    41,953
Stillwater Mining Co.(a)                                      3,252    41,235
USEC, Inc.                                                    6,871    81,421
                                                                    ---------
                                                                      526,666
                                                                    ---------
OFFICE / BUSINESS EQUIPMENT--0.4%
Global Imaging Systems, Inc.(a)                               1,829    75,501
Herman Miller, Inc.                                           5,360   138,127
IKON Office Solutions, Inc.                                   8,971   113,035
Insight Enterprises, Inc.(a)                                  3,861    73,552
Knoll, Inc.                                                   2,677    49,150
                                                                    ---------
                                                                      449,365
                                                                    ---------
OIL & GAS PRODUCERS--2.4%
ATP Oil & Gas Corp.(a)                                        1,629    68,304
Atwood Oceanics, Inc.(a)                                      2,171   107,682
Berry Petroleum Co., Class A                                  2,852    94,544
Bois D'ARC Energy, Inc.(a)                                    1,358    22,366

  The accompanying notes are an integral part of these financial statements.

Carrizo Oil & Gas, Inc.(a)                                    1,592    49,846
Cascade Natural Gas Corp.                                       906    19,108
Clayton Williams Energy, Inc.(a)                                402    13,885
Encore Acquisition Co.(a)                                     4,290   115,101
Energy Partners, Ltd.(a)                                      3,097    58,688
Gasco Energy, Inc.(a)                                         6,065    26,989
Goodrich Petroleum Corp.(a)                                   1,009    28,646
Grey Wolf, Inc.(a)                                           15,662   120,597
Hanover Compressor Co.(a)                                     8,262   155,160
Harvest Natural Resources, Inc.(a)                            2,934    39,726
Houston Exploration Co.(a)                                    2,352   143,919
McMoRan Exploration Co.(a)                                    1,971    34,690
Meridian Resource Corp. (The)(a)                              6,002    21,007
New Jersey Resources Corp.                                    2,251   105,302
Northwest Natural Gas Co.                                     2,147    79,503
Parallel Petroleum Corp.(a)                                   2,652    65,531
Parker Drilling Co.(a)                                        8,413    60,405
Penn Virginia Corp.                                           1,518   106,078
Petrohawk Energy Corp.(a)                                     4,804    60,530
Petroleum Development Corp.(a)                                1,293    48,746
Petroquest Energy, Inc.(a)                                    3,175    38,989
Pioneer Drilling Co.(a)                                       3,342    51,600
Remington Oil & Gas Corp.(a)                                  2,332   102,538
RPC, Inc.                                                     1,758    42,684
South Jersey Industries, Inc.                                 2,356    64,531
Southwest Gas Corp.                                           3,247   101,761
Stone Energy Corp.(a)                                         2,203   102,550
Swift Energy Co.(a)                                           2,325    99,812
Toreador Resources Corp.(a)                                   1,121    31,534
Warren Resources, Inc.(a)                                     4,310    61,892
WD-40 Co.                                                     1,330    44,648
W-H Energy Services, Inc.(a)                                  2,346   119,247
                                                                    ---------
                                                                    2,508,139
                                                                    ---------
OIL & GAS SERVICES--2.4%
Alon USA Energy, Inc.(a)                                        842    26,498
Aquila, Inc.(a)                                              30,631   128,957
Atlas America, Inc.(a)                                        1,445    64,750
Basic Energy Services, Inc.(a)                                  910    27,819
Bill Barrett Corp.                                            2,300    68,103
Brigham Exploration Co.(a)                                    3,674    29,061
Bronco Drilling Co., Inc.(a)                                  1,098    22,937
Callon Petroleum Co.(a)                                       1,641    31,737
CARBO Ceramics, Inc.                                          1,620    79,591
Comstock Resources, Inc.(a)                                   3,526   105,286
Crosstex Energy, Inc.                                           711    67,602
Delta Petroleum Corp.(a)                                      4,275    73,231
Dril-Quip, Inc.(a)                                              894    73,701
Edge Petroleum Corp.(a)                                       1,200    23,976
EXCO Resources, Inc.(a)                                       3,990    45,486
Giant Industries, Inc.(a)                                     1,124    74,802
Hercules Offshore, Inc.(a)                                    1,637    57,295
Hornbeck Offshore Services, Inc.(a)                           1,984    70,472
Hydril(a)                                                     1,440   113,069
Input/Output, Inc.(a)                                         5,574    52,674
Lone Star Technologies, Inc.(a)                               2,449   132,295
Lufkin Industries, Inc.                                       1,126    66,918
Markwest Hydrocarbon, Inc.                                      504    12,474
Matrix Service Co.(a)                                         1,685    19,276
Newpark Resources, Inc.(a)                                    6,961    42,810
Oil States International, Inc.(a)                             4,001   137,154
Piedmont Natural Gas Co., Inc.                                6,168   149,883
Rosetta Resources, Inc.(a)                                    3,941    65,499
Superior Well Services, Inc.(a)                                 881    21,937
TransMontaigne, Inc.(a)                                       3,373    37,811
Union Drilling, Inc.(a)                                       1,084    16,108
Universal Compression Holdings, Inc.(a)                       2,436   153,396
Veritas DGC, Inc.(a)                                          2,918   150,511
Western Refining, Inc.                                        1,873    40,419

  The accompanying notes are an integral part of these financial statements.

WGL Holdings Inc.                                             3,995   115,655
Whiting Petroleum Corp.(a)                                    2,952   123,600
                                                                    ---------
                                                                    2,522,793
                                                                    ---------
OIL AND GAS--0.5%
Arena Resources, Inc.(a)                                        869    29,798
Aurora Oil & Gas Corp.(a)                                     5,377    21,508
Complete Production Services, Inc.(a)                         2,104    49,739
Delek US Holdings, Inc.(a)                                      830    12,616
Geoglobal Resources, Inc.(a)                                  2,421    11,839
GMX Resources, Inc.(a)                                          649    20,067
Gulfport Energy Corp.(a)                                      1,039    11,471
Mariner Energy, Inc.(a)                                       5,917   108,695
Metretek Technologies, Inc.(a)                                1,268    21,784
NATCO Group, Inc.(a)                                          1,181    47,476
Primeenergy Corp.(a)                                             59     4,540
Quest Resource Corp.(a)                                       1,580    21,409
RAM Energy Resources, Inc.(a)                                 1,684     9,632
Sulphco, Inc.(a)                                              2,810    20,120
Transmeridian Exploration, Inc.(a)                            5,601    31,926
Trico Marine Services, Inc.(a)                                  957    32,538
Vaalco Energy, Inc.(a)                                        4,654    45,423
                                                                    ---------
                                                                      500,581
                                                                    ---------
PACKAGING & CONTAINERS--0.3%
AEP Industries, Inc.(a)                                         578    19,317
Graphic Packaging Corp.(a)                                    6,117    23,183
Greif Inc., Class A                                           1,331    99,772
Longview Fibre Co.                                            4,191    80,006
Silgan Holdings, Inc.                                         1,777    65,767
                                                                    ---------
                                                                      288,045
                                                                    ---------
PHARMACEUTICALS--3.6%
Abaxis, Inc.(a)                                               1,579    35,322
Acadia Pharmaceuticals, Inc.(a)                               1,683    14,205
Adams Respiratory Therapeutics, Inc.(a)                       2,451   109,364
Adolor Corp.(a)                                               3,518    87,985
Align Technology, Inc.(a)                                     4,791    35,405
Alkermes, Inc.(a)                                             7,112   134,559
Allscripts Healthcare Solutions, Inc.(a)                      3,739    65,619
Alnylam Pharmaceuticals, Inc.(a)                              2,584    38,967
Alpharma, Inc., Class A                                       3,430    82,457
Altus Pharmaceuticals, Inc.(a)                                  509     9,391
American Oriental Bioengineering, Inc.(a)                     3,608    19,952
Anadys Pharmaceuticals, Inc.(a)                               2,300     6,716
Array Biopharma, Inc.(a)                                      3,156    27,142
AtheroGenics, Inc.(a)                                         2,939    38,354
Avanir Pharmaceuticals(a)                                     2,226    15,226
AVI BioPharma, Inc.(a)                                        4,059    15,221
Bentley Pharmaceuticals, Inc.(a)                              1,456    15,958
Bioenvision, Inc.(a)                                          2,700    14,391
Bio-Reference Labs, Inc.(a)                                     841    18,300
Bradley Pharmaceuticals, Inc.(a)                              1,175    11,985
Caraco Pharm Labs, Inc.(a)                                      600     5,490
Cell Genesys, Inc.(a)                                         3,623    18,187
Combinatorx, Inc.(a)                                          1,989    17,483
Connetics Corp.(a)                                            2,533    29,788
Conor Medsystems, Inc.                                        2,186    60,312
Cubist Pharmaceuticals, Inc.(a)                               4,247   106,939
CV Therapeutics, Inc.(a)                                      3,463    48,378
Cypress Bioscience, Inc.(a)                                   2,556    15,694
Dendreon Corp.(a)                                             5,754    27,849
Depomed, Inc.(a)                                              2,971    17,440
Digene Corp.(a)                                               1,416    54,856
Durect Corp.(a)                                               4,485    17,357
Emisphere Technologies, Inc.(a)                               1,924    16,412
Genta, Inc.(a)                                               10,801    17,714

  The accompanying notes are an integral part of these financial statements.

Geron Corp.(a)                                             5,326      36,749
Hana Biosciences, Inc.(a)                                  2,319      21,033
Hi-Tech Pharmacal Co, Inc.(a)                                811      13,438
Idenix Pharmaceuticals, Inc.(a)                            1,994      18,744
I-Flow Corp.(a)                                            1,889      20,439
Indevus Pharmaceuticals, Inc.(a)                           3,847      21,043
InterMune, Inc.(a)                                         2,051      33,739
Isis Pharmaceuticals, Inc.(a)                              5,330      32,247
KV Pharmaceuticals Co.(a)                                  3,126      58,331
Mannatech, Inc.                                            1,257      15,851
Mannkind Corp.(a)                                          1,975      42,087
Medarex, Inc.(a)                                           9,732      93,525
Medicines Co. (The)(a)                                     3,942      77,066
Medicis Pharmaceutical Corp., Class A                      4,453     106,872
Medifast, Inc.(a)                                            938      16,762
Metabasis Therapeutics, Inc.(a)                            1,660      12,666
MGI Pharma, Inc.(a)                                        6,309     135,644
Nabi Biopharmaceuticals(a)                                 4,695      26,949
Nastech Pharmaceutical Co., Inc.(a)                        1,780      28,124
NBTY, Inc.(a)                                              4,565     109,149
Neurocrine Biosciences, Inc.(a)                            2,856      30,274
New River Pharmaceuticals, Inc.(a)                         1,281      36,509
Novavax, Inc.(a)                                           4,963      25,014
Noven Pharmaceuticals, Inc.(a)                             1,880      33,652
NPS Pharmaceuticals, Inc.(a)                               3,583      17,485
Nu Skin Enterprises, Inc., Class A                         4,491      66,691
NuVasive, Inc.(a)                                          2,675      48,765
Nuvelo, Inc.(a)                                            4,122      68,631
Onyx Pharmaceuticals, Inc.(a)                              3,223      54,243
OSI Pharmaceuticals, Inc.(a)                               4,598     151,550
Pain Therapeutics, Inc.(a)                                 2,872      23,981
Par Pharmaceutical Cos., Inc.(a)                           2,728      50,359
PAREXEL International Corp.(a)                             2,194      63,297
Penwest Pharmaceuticals Co.(a)                             1,733      37,831
Perrigo Co.                                                6,276     101,044
PetMed Express, Inc.(a)                                    1,516      16,631
Pharmion Corp.(a)                                          1,958      33,345
POZEN, Inc.(a)                                             1,653      11,637
Prestige Brands Holdings, Inc.                             2,689      26,809
Progenics Pharmaceuticals, Inc.(a)                         1,681      40,445
Renovis, Inc.(a)                                           1,600      24,496
Rigel Pharmaceuticals, Inc.(a)                             1,980      19,265
Salix Pharmaceuticals Ltd.(a)                              3,759      46,236
Santarus, Inc.(a)                                          3,714      24,698
Sciele Pharma, Inc.(a)                                     2,203      51,088
Serologicals Corp.(a)                                      2,775      87,246
Solexa, Inc.(a)                                            1,901      16,159
Somaxon Pharmaceuticals, Inc.(a)                             363       5,666
SuperGen, Inc.(a)                                          3,480      12,632
Tanox, Inc.(a)                                             1,686      23,317
Tiens Biotech Group USA, Inc.(a)                             300       1,284
United Therapeutics, Inc.(a)                               1,856     107,221
USANA Health Sciences, Inc.(a)                               821      31,116
Valeant Pharmaceuticals International                      7,498     126,866
Viropharma, Inc.(a)                                        5,542      47,772
Xenoport Inc.(a)                                           1,326      24,014
Zymogenetics, Inc.(a)                                      3,031      57,498
                                                                   ---------
                                                                   3,815,643
                                                                   ---------
REAL ESTATE--0.2%
Avatar Holdings(a)                                           462      26,320
California Coastal Communities Inc.(a)                       821      26,272
Consolidated-Tomoka Land Co.                                 388      21,394
Housevalues, Inc.(a)                                       1,160       8,039
Resource Capital Corp.                                       291       3,745
Tarragon Realty Investors, Inc.(a)                           825      11,426
Trammell Crow Co.(a)                                       2,863     100,692
                                                                   ---------
                                                                     197,888
                                                                   ---------

  The accompanying notes are an integral part of these financial statements.

REAL ESTATE INVESTMENT TRUSTS--6.6%
Aames Investment Corp.                                        3,815  19,037
Acadia Realty Trust                                           2,567  60,710
Affordable Residential Communities                            2,759  29,659
Agree Realty Corp.                                              622  21,129
Alexander's, Inc.(a)                                            153  41,579
Alexandria Real Estate Equities, Inc.                         1,845 163,614
American Campus Communities, Inc.                             1,295  32,181
American Financial Realty Trust                              10,467 101,321
American Home Mortgage Investment Corp.                       3,562 131,295
Anthracite Capital, Inc.                                      4,438  53,966
Anworth Mortgage Asset Corp.                                  3,780  31,374
Arbor Realty Trust, Inc.                                        933  23,372
Ashford Hospitality Trust, Inc.                               3,609  45,546
Biomed Realty Trust, Inc.                                     4,583 137,215
Capital Lease Funding, Inc.                                   2,363  26,962
Capital Trust, Inc. (New York)                                  793  28,247
Cedar Shopping Centers, Inc.                                  2,463  36,255
CentraCore Properties Trust                                     800  19,800
Corporate Office Properties Trust                             2,694 113,364
Cousins Properties, Inc.                                      3,225  99,749
Crescent Real Estate EQT Co.                                  6,371 118,246
Deerfield Triarc Capital Corp.                                4,174  54,179
Diamondrock Hospitality Co.                                   5,180  76,716
Digital Realty Trust, Inc.                                    1,486  36,689
EastGroup Properties, Inc.                                    1,754  81,877
Education Realty Trust, Inc.                                  2,040  33,966
Entertainment Properties Trust                                2,145  92,342
Equity Inns, Inc.                                             4,306  71,307
Equity Lifestyle Properties                                   1,507  66,052
Equity One, Inc.                                              2,950  61,655
Extra Space Storage, Inc.                                     3,757  61,014
FelCor Lodging Trust, Inc.                                    4,920 106,961
Fieldstone Investment Corp.                                   4,007  36,704
First Industrial Realty Trust, Inc.                           3,525 133,739
First Potomac Realty Trust                                    1,564  46,592
Franklin Street Properties Corp.                              3,986  78,444
Getty Realty Corp.                                            1,398  39,759
Glenborough Realty Trust, Inc.                                2,601  56,026
Glimcher Realty Trust                                         2,856  70,857
GMH Communities Trust                                         3,167  41,741
Gramercy Capital Corp/New York(a)                             1,322  34,240
Healthcare Realty Trust, Inc.                                 3,863 123,037
Heritage Property Investment Trust, Inc.                      2,283  79,722
Hersha Hospitality Trust                                      2,252  20,921
Highland Hospitality Corp.                                    4,716  66,401
Highwoods Properties, Inc.                                    4,416 159,770
Home Properties of New York, Inc.                             2,831 157,149
HomeBanc Corp./Atlanta GA                                     4,502  35,746
Impac Mortgage Holdings, Inc.                                 6,005  67,136
Inland Real Estate Corp.                                      5,364  79,816
Innkeepers USA Trust                                          3,334  57,612
Investors Real Estate Trust                                   3,470  31,334
JER Investors Trust, Inc.                                     2,075  32,266
Kite Realty Group Trust                                       2,206  34,392
KKR Financial Corp                                            6,494 135,140
LaSalle Hotel Properties                                      3,234 149,734
Lexington Corp. Properties Trust                              4,133  89,273
LTC Properties, Inc.                                          1,807  40,386
Luminent Mortgage Capital, Inc.                               3,236  29,965
Maguire Properties, Inc.                                      3,060 107,620
Medical Properties Trust, Inc.                                3,236  35,725
MFA Mortgage Investments, Inc.                                6,574  45,229
Mid-America Apartment Communities, Inc.                       1,909 106,427
Mills Corp. (The)                                             4,573 122,328
MortgageIT Holdings, Inc.                                     2,005  24,180
National Health Investors, Inc.                               1,826  49,101
National Retail Properties, Inc.                              4,677  93,306
Nationwide Health Properties, Inc.                            6,039 135,938

  The accompanying notes are an integral part of these financial statements.

Newcastle Investment Corp.                                    3,492    88,417
Newkirk Realty Trust, Inc.                                    1,565    27,168
Northstar Realty Finance Corp.                                2,470    29,665
Novastar Financial, Inc.                                      2,653    83,861
Omega Healthcare Investors, Inc.                              4,452    58,855
Parkway Properties, Inc.                                      1,097    49,914
Pennsylvania Real Estate Investment Trust                     2,993   120,827
Post Properties, Inc.                                         3,449   156,378
PS Business Parks, Inc.                                       1,313    77,467
RAIT Investment Trust                                         2,151    62,809
Ramco-Gershenson Properties Trust                             1,361    36,652
Realty Income Corp.                                           6,714   147,037
Redwood Trust, Inc.                                           1,568    76,565
Republic Property Trust                                       1,822    18,001
Saul Centers, Inc.                                              852    34,745
Saxon Capital, Inc.                                           3,980    45,531
Senior Housing Properties Trust                               5,164    92,487
Sizeler Property Investors, Inc.                              1,300    20,878
Sovran Self Storage, Inc.                                     1,431    72,680
Spirit Finance Corp.                                          6,387    71,918
Strategic Hotel Capital, Inc.                                 5,912   122,615
Sun Communities, Inc.                                         1,460    47,494
Sunstone Hotel Investors, Inc.                                4,681   136,030
Tanger Factory Outlet Centers, Inc.                           2,395    77,526
Trustreet Properties, Inc.                                    5,291    69,788
Universal Health Realty Income Trust                            916    28,717
Urstadt Biddle Properties, Inc., Class A                      1,706    27,791
U-STORE IT Trust                                              3,797    71,611
Washington Real Estate Investment Trust                       3,448   126,542
Windrose Medical Properties Trust                             1,645    24,017
Winston Hotels, Inc.                                          2,138    26,191
Winthrop Realty Trust                                         1,949    11,577
                                                                    ---------
                                                                    6,866,889
                                                                    ---------
RETAIL--5.0%
1-800-FLOWERS.COM, Inc.(a)                                    1,691     9,757
99 Cents Only Stores, Inc., (Ipo)(a)                          3,821    39,968
AC Moore Arts & Crafts, Inc.(a)                               1,157    18,871
Aeropostale, Inc.(a)                                          4,405   127,260
AFC Enterprises                                               2,075    26,456
America's Car-Mart, Inc.(a)                                     745    15,131
Asbury Automotive Group, Inc.(a)                                942    19,725
Bebe Stores, Inc.                                             1,909    29,437
Big 5 Sporting Goods Corp.(a)                                 1,834    35,763
Big Lots, Inc.                                                9,319   159,168
Blockbuster, Inc.                                            15,193    75,661
Bob Evans Farms, Inc.                                         2,821    84,658
Bon-Ton Stores, Inc., (The)                                     400     8,752
Books-A-Million, Inc.                                         1,144    19,082
Borders Group, Inc.                                           5,231    96,564
Brown Shoe Co., Inc.                                          2,186    74,499
Buckle, Inc. (The)                                              780    32,659
Buffalo Wild Wings, Inc.(a)                                     503    19,270
BUILD-A-BEAR Workshop, Inc.(a)                                1,189    25,575
Cabela's, Inc.(a)                                             2,402    46,263
California Pizza Kitchen, Inc.(a)                             1,540    42,319
Casey's General Store, Inc.                                   4,003   100,115
Cash America International, Inc.                              2,337    74,784
Casual Male Retail Group, Inc.(a)                             2,483    24,954
Cato Corp., Class A                                           2,381    61,549
CBRL Group, Inc.                                              2,498    84,732
Charlotte Russe Holding, Inc.(a)                              1,192    28,536
Charming Shoppes, Inc.(a)                                     9,832   110,512
Children's Place Retail Stores, Inc. (The)(a)                 1,826   109,651
Chipotle Mexican Grill, Inc.(a)                                 572    34,863
Christopher & Banks Corp.                                     2,855    82,795
Citi Trends, Inc.(a)                                            509    21,729
CKE Restaurant, Inc.                                          4,708    78,200
Columbia Sportswear Co.(a)                                    1,063    48,111

  The accompanying notes are an integral part of these financial statements.

Conn's, Inc.(a)                                                630    16,727
Cosi, Inc.(a)                                                2,776    17,294
Cost Plus, Inc.(a)                                           1,564    22,928
CSK Auto Corp.(a)                                            3,704    44,337
Deb Shops, Inc.                                                263     6,341
dELiA*s, Inc.(a)                                             1,266    10,229
Denny's Corp.(a)                                             7,237    26,705
Domino's Pizza, Inc.                                         3,062    75,754
Dress Barn, Inc.(a)                                          3,716    94,201
Drugstore.com, Inc.(a)                                       6,472    18,769
DSW, Inc., Class A(a)                                        1,308    47,637
Ezcorp, Inc., Class A (a)                                      954    35,956
Finish Line, Inc., (The), Class A                            3,107    36,756
First Cash Financial Services, Inc.(a)                       2,254    44,517
Fred's, Inc.                                                 3,177    42,413
Gaiam, Inc., Class A (a)                                     1,309    18,352
Genesco, Inc.(a)                                             1,759    59,577
Group 1 Automotive, Inc.(a)                                  2,007   113,074
Guitar Center, Inc.(a)                                       2,122    94,365
Haverty Furniture Companies, Inc.                            1,819    28,540
Hibbet Sporting Goods, Inc.(a)                               2,849    68,091
Hot Topic, Inc.(a)                                           3,677    42,322
Jo-Ann Stores, Inc.(a)                                       1,836    26,897
Joseph A. Bank Clothiers, Inc.                               1,436    34,407
Kenneth Cole Productions, Class A                              659    14,715
Krispy Kreme Doughnuts, Inc.(a)                              4,410    35,897
Lithia Motors, Inc., Class A                                 1,230    37,294
Lone Star Steakhouse & Saloon, Inc.                          1,424    37,352
Longs Drug Stores Corp.                                      2,522   115,054
Luby's, Inc.(a)                                              1,890    19,713
MarineMax, Inc.(a)                                           1,331    34,912
McCormick & Schmick's Seafood Restaurants, Inc.(a)             962    22,896
Men's Wearhouse, Inc., (The)                                 3,848   116,594
Morton's Restaurant Group, Inc.(a)                             693    10,617
New York & Company, Inc.(a)                                  1,728    16,883
O'Charley's, Inc.(a)                                         1,905    32,385
Overstock.com, Inc.(a)                                         942    20,027
Pacific Sunwear of California, Inc.(a)                       5,882   105,464
Pantry, Inc., (The)(a)                                       1,832   105,413
Payless ShoeSource, Inc.(a)                                  5,510   149,707
Pep Boys-Manny, Moe & Jack, Inc.                             4,411    51,741
PETCO Animal Supplies, Inc.(a)                               4,728    96,593
Pier 1 Imports, Inc.                                         6,869    47,946
Priceline.com, Inc.(a)                                       2,007    59,929
Pricesmart, Inc.(a)                                            642     6,433
Red Robin Gourmet Burgers(a)                                 1,335    56,818
Regis Corp.                                                  3,691   131,437
Restoration Hardware, Inc.(a)                                2,048    14,705
Retail Ventures, Inc.(a)                                     1,457    25,964
Ruby Tuesday Inc.                                            4,766   116,338
Rush Enterprises, Inc., Class A(a)                           1,761    31,997
Ruth's Chris Steak House, Inc.(a)                            1,409    28,772
Ryan's Restaurant Group, Inc.(a)                             3,350    39,899
School Specialty, Inc.(a)                                    1,777    56,597
Smart & Final, Inc.(a)                                       1,119    18,844
Sonic Automotive, Inc.                                       2,345    52,012
Spectrum Brands, Inc.(a)                                     2,984    38,553
Sportsman's Guide, Inc.(The)(a)                                592    18,056
Stage Stores, Inc.                                           2,190    72,270
Steak n Shake Company (The)(a)                               2,216    33,550
Stein Mart, Inc.                                             2,055    30,414
Syms Corp.                                                     400     7,360
Systemax, Inc.(a)                                              627     4,891
Talbots, Inc.                                                1,828    33,727
Texas Roadhouse, Inc.(a)                                     4,212    56,946
Too, Inc.(a)                                                 2,715   104,229
Tuesday Morning Corp.                                        2,421    31,836
Under Armour, Inc., Class A(a)                               1,679    71,559
West Marine, Inc.(a)                                         1,158    15,610
Wet Seal Inc., (The) Class A(a)                              5,285    25,791

  The accompanying notes are an integral part of these financial statements.

Zale Corp.(a)                                                 3,930    94,674
Zumiez, Inc.(a)                                               1,165    43,769
                                                                    ---------
                                                                    5,287,741
                                                                    ---------
SEMICONDUCTORS--2.2%
ADE Corp.(a)                                                    733    23,815
Advanced Analogic Technologies, Inc.(a)                       2,971    31,136
Amis Holdings, Inc.(a)                                        3,507    35,070
Amkor Technologies, Inc.(a)                                   7,996    75,642
Applied Micro Circuits Corp.(a)                              24,400    66,612
Axcelis Technologies, Inc.(a)                                 7,811    46,085
Brooks Automation, Inc.(a)                                    5,925    69,915
Cirrus Logic, Inc.(a)                                         6,790    55,271
Cohu, Inc.                                                    1,822    31,976
Conexant Systems, Inc.(a)                                    38,672    96,680
Credence Systems Corp.(a)                                     8,072    28,252
EMCORE Corp.(a)                                               2,955    28,368
Emulex Corp.(a)                                               6,819   110,945
Entegris, Inc.(a)                                            11,116   105,935
Formfactor, Inc.(a)                                           3,699   165,085
Genesis Microchip, Inc.(a)                                    2,755    31,848
Hittite Microwave Corp.(a)                                    1,049    37,932
Ikanos Communications, Inc.(a)                                1,659    25,200
IXYS Corp.(a)                                                 2,198    21,101
Kopin Corp.(a)                                                5,487    19,808
Lattice Semiconductor Corp.(a)                                9,066    56,028
LTX Corp.(a)                                                  5,035    35,295
Mindspeed Technologies, Inc.(a)                               8,900    21,449
MIPS Technologies, Inc.(a)                                    3,386    20,553
Monolithic Power Systems, Inc.(a)                             1,447    17,118
Netlogic Microsystems, Inc.(a)                                1,287    41,506
OmniVision Technologies, Inc.(a)                              4,306    90,943
ON Semiconductor Corp.(a)                                    12,300    72,324
Pericom Semiconductor Corp.(a)                                1,767    14,666
PLX Technology, Inc.(a)                                       2,021    24,697
Portalplayer, Inc.(a)                                         1,995    19,571
Semtech Corp.(a)                                              6,052    87,451
Sirf Technology Holdings, Inc.(a)                             4,148   133,649
Skyworks Solutions, Inc.(a)                                  12,280    67,663
Staktek Holdings, Inc.(a)                                       964     4,685
Sunpower Corp.(a)                                               827    23,173
Tessera Technologies, Inc.(a)                                 3,787   104,143
Transmeta Corp. (Delaware)(a)                                15,801    25,914
TranSwitch Corp.(a)                                           9,191    19,393
TriQuint Semiconductor, Inc.(a)                              11,078    49,408
Varian Semiconductor Equipment Associates, Inc.(a)            4,531   147,755
Veeco Instruments, Inc.(a)                                    2,444    58,265
Virage Logic Corp.(a)                                         1,254    11,775
Vitesse Semiconductor Corp.(a)                               17,893    25,766
Volterra Semiconductor Corp.(a)                               1,512    23,073
                                                                    ---------
                                                                    2,302,939
                                                                    ---------
SOFTWARE--3.2%
@ Road, Inc.(a)                                               4,974    27,456
Alico, Inc.                                                     304    16,753
Altiris, Inc.(a)                                              1,808    32,616
American Reprographics Co.(a)                                 2,110    76,488
Ansoft Corp.(a)                                               1,326    27,156
Ariba, Inc.(a)                                                5,636    46,384
Avid Technology, Inc.(a)                                      3,413   113,755
Blackbaud, Inc.                                               3,528    80,086
Blackboard, Inc.(a)                                           2,240    64,870
Borland Software Corp.(a)                                     6,349    33,523
CNET Networks, Inc.(a)                                       12,113    96,662
Computer Programs & Systems, Inc.                               755    30,170
Convera Corp., Class A (a)                                    2,271    15,261
CSG Systems International, Inc.(a)                            3,926    97,129
EarthLink, Inc.(a)                                           10,777    93,329

  The accompanying notes are an integral part of these financial statements.

eFunds Corp.(a)                                               3,614    79,689
Emageon, Inc.(a)                                              1,692    24,686
EPIQ Systems, Inc.(a)                                         1,040    17,306
eResearch Technology, Inc.(a)                                 3,727    33,916
eSpeed, Inc.(a)                                               1,301    10,837
FileNET Corp.(a)                                              3,266    87,953
Identix, Inc.(a)                                              6,932    48,455
Infocrossing, Inc.(a)                                         1,400    16,170
Informatica Corp.(a)                                          7,126    93,778
InfoSpace, Inc.(a)                                            2,474    56,086
Inphonic, Inc.(a)                                             1,928    12,146
Inter-Tel, Inc.                                               1,581    33,296
JDA Software Group, Inc.(a)                                   2,319    32,536
Keane, Inc.(a)                                                3,718    46,475
Lawson Software, Inc.(a)                                     10,052    67,349
Magma Design Automation, Inc.(a)                              2,340    17,199
ManTech International Corp., Class A(a)                       1,455    44,901
Mapinfo Corp.(a)                                              1,647    21,493
MicroStrategy, Inc., Class A(a)                                 810    78,991
Midway Games, Inc.(a)                                         2,886    23,348
MRO Software, Inc.(a)                                         1,640    32,915
NetIQ Corp.(a)                                                3,168    38,618
NIC, Inc.(a)                                                  3,091    22,348
Nuance Communications, Inc.(a)                               10,146   102,069
Omnicell, Inc.(a)                                             2,195    30,335
Openwave Systems, Inc.(a)                                     7,744    89,366
Opnet Technologies, Inc.(a)                                   1,041    13,491
Opsware, Inc.(a)                                              6,611    54,475
Parametric Technology Corp.(a)                                8,916   113,322
PDF Solutions, Inc.(a)                                        1,701    21,109
Pegasystems, Inc.(a)                                            853     5,476
Per-Se Technologies, Inc.(a)                                  2,701    68,011
ProQuest Co.(a)                                               1,978    24,310
Quality Systems, Inc.                                         1,325    48,787
Renaissance Learning, Inc.                                      469     6,355
Schawk, Inc.                                                  1,249    21,858
Sohu.com, Inc.(a)                                             1,936    49,929
SPSS, Inc.(a)                                                 1,527    49,078
SRA International, Inc., Class A(a)                           3,095    82,420
SSA Global Technologies, Inc.(a)                                843    16,337
Stellent, Inc.(a)                                             2,022    19,310
Sybase, Inc.(a)                                               7,272   141,078
Taleo Corp., Class A(a)                                       1,099    12,957
THQ, Inc.(a)                                                  5,092   109,987
TradeStation Group, Inc.(a)                                   2,074    26,278
Trident Microsystems, Inc.(a)                                 4,468    84,803
TriZetto Group Inc. (The)(a)                                  3,381    50,005
Ulticom, Inc.(a)                                                784     8,208
ValueClick, Inc.(a)                                           8,282   127,129
Verint Systems, Inc.(a)                                       1,044    30,474
webMethods, Inc.(a)                                           4,390    43,329
Websense, Inc.(a)                                             3,726    76,532
Wind River Systems, Inc.(a)                                   5,658    50,356
                                                                    ---------
                                                                    3,369,303
                                                                    ---------
TELECOMMUNICATIONS--3.4%
3Com Corp.(a)                                                31,484   161,197
Adaptec, Inc.(a)                                              8,698    37,749
Adtran, Inc.                                                  5,396   121,032
Anaren, Inc.(a)                                               1,382    28,317
Anixter International, Inc.                                   2,619   124,298
Atheros Communications, Inc.(a)                               4,170    79,063
Atlantic Tele-Network, Inc.                                     432     8,999
Audiovox Corp., Class A(a)                                    1,075    14,685
Brightpoint, Inc.(a)                                          3,814    51,603
Broadwing Corp.(a)                                            6,161    63,766
CalAmp Corp.(a)                                               1,878    16,695
Carrier Access Corp.(a)                                       1,679    13,885
Cbeyond Communications, Inc.(a)                               1,330    29,007

  The accompanying notes are an integral part of these financial statements.

C-COR.net Corp.(a)                                            3,809    29,405
Centennial Communications Corp.(a)                            1,538     7,998
Charter Communications, Inc., Class A(a)                     29,183    32,977
Commonwealth Telephone Enterprises, Inc.                      1,651    54,747
Comtech Group Inc.(a)                                         1,181    13,145
Comtech Telecommunications Corp.(a)                           1,818    53,213
Consolidated Communications Holdings, Inc.                    1,882    31,298
Covad Communications Group, Inc.(a)                          23,661    47,559
CPI International, Inc.(a)                                      571     8,280
CT Communications, Inc.                                       1,553    35,517
Ditech Networks, Inc.(a)                                      2,183    19,036
Dobson Communications Corp., Class A(a)                      11,627    89,877
EMS Technologies, Inc.(a)                                     1,224    21,995
Eschelon Telecom, Inc.(a)                                       754    11,664
Essex Corp.(a)                                                1,560    28,735
Fairpoint Communications, Inc.                                2,165    31,176
Finisar Corp.(a)                                             17,253    56,417
First Avenue Networks, Inc.(a)                                4,413    48,013
Foundry Networks, Inc.(a)                                    11,772   125,489
Gen Tek, Inc.(a)                                                825    22,151
General Communication, Inc. Class A(a)                        4,321    53,235
Golden Telecom, Inc.                                          1,682    42,639
ID Systems, Inc.(a)                                             894    15,851
IDT Corp., Class B(a)                                         4,296    59,242
InterVoice-Brite, Inc.(a)                                     2,653    18,889
Iowa Telecommunications Service                               2,538    48,019
iPCS, Inc.(a)                                                 1,349    65,157
Itron, Inc.(a)                                                2,033   120,476
Lightbridge, Inc.(a)                                          2,198    28,464
Loral Space & Communications, Inc.(a)                           919    26,063
MasTec, Inc.(a)                                               3,251    42,946
MRV Communications, Inc.(a)                                   9,342    29,054
Newport Corp.(a)                                              3,283    52,922
North Pittsburgh Systems, Inc.                                1,092    30,096
Novatel Wireless, Inc.(a)                                     2,000    20,760
Oplink Communications, Inc.(a)                                1,320    24,169
Optical Communication Products, Inc.(a)                         938     1,885
Parkervision, Inc.(a)                                         1,521    13,841
Pegasus Wireless Corp.(a)                                     4,372    39,086
Plantronics, Inc.                                             3,824    84,931
Polycom, Inc.(a)                                              7,136   156,420
Powerwave Technologies, Inc.(a)                               9,061    82,636
Premiere Global Services, Inc.(a)                             5,612    42,371
Price Communications Corp.(a)                                 3,656    61,969
Radyne Corp.(a)                                               1,452    16,524
RCN Corp.(a)                                                  2,353    58,660
SAVVIS, Inc.(a)                                                 673    19,928
Sonus Networks, Inc.(a)                                      20,366   100,812
Standard Microsystems Corp.(a)                                1,625    35,474
Syniverse Holdings, Inc.(a)                                   1,907    28,033
TALX Corp.                                                    2,591    56,665
Tekelec(a)                                                    4,509    55,686
Time Warner Telecom, Inc., Class A(a)                         6,256    92,902
Ubiquitel, Inc.(a)                                            6,602    68,265
United Online, Inc.                                           4,889    58,668
USA Mobility, Inc.                                            2,093    34,744
UTStarcom, Inc.(a)                                            9,762    76,046
Valor Communications Group, Inc.                              3,337    38,209
Vonage Holdings Corp.(a)                                      2,529    21,724
WebEx Communications, Inc.(a)                                 3,380   120,125
Zhone Technologies, Inc.(a)                                   7,600    15,504
                                                                    ---------
                                                                    3,578,078
                                                                    ---------
TELECOMMUNICATIONS EQUIPMENT--0.8%
Andrew Corp.(a)                                              12,899   114,285
Arris Group, Inc.(a)                                          8,526   111,861
Avanex Corp.(a)                                              13,284    23,380
CommScope, Inc.(a)                                            4,712   148,051
Harmonic, Inc.(a)                                             5,698    25,527

  The accompanying notes are an integral part of these financial statements.

InterDigital Communications Corp.(a)                          4,385 153,081
Ixia(a)                                                       3,464  31,176
NTELOS Holdings Corp.(a)                                      1,047  15,129
RF Micro Devices, Inc.(a)                                    15,388  91,866
Stratex Networks, Inc.(a)                                     7,767  26,330
Sycamore Networks, Inc.(a)                                   14,083  57,177
Symmetricom, Inc.(a)                                          3,680  26,018
Viasat, Inc.(a)                                               1,682  43,194
                                                                    -------
                                                                    867,075
                                                                    -------
TELEPHONE--0.1%
Cincinnati Bell, Inc.(a)                                     19,611  80,405
Shenandoah Telecom Co.                                          544  25,568
SureWest Communications                                       1,001  19,339
Talk America Holdings, Inc.(a)                                1,970  12,194
                                                                    -------
                                                                    137,506
                                                                    -------
TEXTILES--0.4%
G & K Services, Inc.                                          1,718  58,927
Guess ?, Inc.(a)                                              1,692  70,641
Interface, Inc. Class A(a)                                    3,559  40,751
Kellwood Co.                                                  2,104  61,584
Perry Ellis International, Inc.(a)                              587  14,857
Shoe Carnival, Inc.(a)                                          676  16,129
Steven Madden, Ltd.                                           1,639  48,547
UniFirst Corp.                                                  676  23,322
Wolverine World Wide, Inc.                                    4,477 104,449
                                                                    -------
                                                                    439,207
                                                                    -------
TOBACCO--0.1%
Universal Corp.                                               2,044  76,077
Vector Group, Ltd.                                            2,799  45,484
                                                                    -------
                                                                    121,561
                                                                    -------
TOYS / GAMES / HOBBIES--0.2%
Jakks Pacific, Inc.(a)                                        2,225  44,700
Leapfrog Enterprises, Inc.(a)                                 2,659  26,856
Multimedia Games, Inc.(a)                                     2,188  22,164
RC2 Corp.(a)                                                  1,682  65,027
Topps Co. (The)                                               2,831  23,271
                                                                    -------
                                                                    182,018
                                                                    -------
TRANSPORTATION--1.9%
Abx Air, Inc.(a)                                              4,650  28,086
American Commercial Lines, Inc.(a)                            2,485 149,721
Arctic Cat, Inc.                                              1,083  21,129
Arkansas Best Corp.                                           2,023 101,575
Atlas Air Worldwide Holdings, Inc.(a)                         1,613  79,102
Bristow Group, Inc.(a)                                        1,860  66,960
Celadon Group, Inc.(a)                                        1,854  40,862
Dollar Thrifty Automotive Group, Inc.(a)                      2,063  92,979
Dynamex, Inc.(a)                                                924  20,152
EGL, Inc.(a)                                                  2,542 127,608
Florida East Coast Industries, Inc.                           2,658 139,093
Forward Air Corp.                                             2,544 103,617
Genesee & Wyoming, Inc., Class A(a)                           2,921 103,608
Greenbrier Cos., Inc.                                         1,093  35,785
GulfMark Offshore, Inc.(a)                                    1,285  33,192
Heartland Express, Inc.                                       4,834  86,480
Horizon Lines Inc., Class A                                     937  15,011
HUB Group, Inc., Class A(a)                                   3,232  79,281
Maritrans, Inc.                                                 971  24,178
Marten Transport, Ltd.(a)                                     1,159  25,197
Miller Industries, Inc.(Tenn)(a)                                771  15,960
Old Dominion Freight Line, Inc.                               2,196  82,548

  The accompanying notes are an integral part of these financial statements.

P.A.M. Transportation Services, Inc.(a)                   373       10,776
Pacer International, Inc.                               2,911       94,840
Patriot Transportation Holding, Inc.(a)                   126       10,934
PHI, Inc.(a)                                            1,107       36,752
Polaris Industries, Inc.                                3,343      144,752
Quality Distribution, Inc.(a)                             688        9,137
RailAmerica, Inc.(a)                                    2,944       30,794
SCS Transportation, Inc.(a)                             1,104       30,393
Sirva, Inc.(a)                                          4,006       25,919
Universal Truckload Services, Inc.(a)                     444       15,154
US Xpress Enterprises, Inc.(a)                            758       20,481
USA Truck, Inc.(a)                                        700       12,474
Werner Enterprises, Inc.                                4,081       82,722
                                                              ------------
                                                                 1,997,252
                                                              ------------
TRUCKING & LEASING--0.1%
Amerco(a)                                                 818       82,340
Interpool, Inc.                                           967       21,487
TAL International Group, Inc.(a)                        1,304       31,426
                                                              ------------
                                                                   135,253
                                                              ------------
WATER--0.1%
American States Water Co.                               1,338       47,700
California Water Service Group                          1,378       49,250
SJW Corp.                                               1,192       30,336
Southwest Water Co.                                     1,717       20,552
                                                              ------------
                                                                   147,838
                                                              ------------
TOTAL COMMON STOCKS (Cost $92,896,031)                         101,779,506
                                                              ------------
                                                   Principal
                                                    Amount
                                                   ----------
SHORT-TERM INVESTMENTS--3.2%
The Bank of New York Cash Reserve                  $3,191,600    3,191,600
United States Treasury Bill 4.49%(1), 8/10/06 (2)     150,000      149,233
                                                              ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $3,340,853)                   3,340,833

TOTAL INVESTMENTS (Cost $96,236,884) --100.2%                  105,120,339
                                                              ------------
LIABILITIES IN EXCESS OF OTHER ASSETS --(0.2%)                    (208,371)
                                                              ------------
NET ASSETS--100.0%                                            $104,911,968
                                                              ============

(a)Represents non-income producing securities.
(1)Yield to Maturity.
(2)See Note 6 regarding futures contracts.

  The accompanying notes are an integral part of these financial statements.

E*Trade Russell 2000 Index Fund
Representation of Holdings
June 30, 2006 (Unaudited)

                                                                % of Total
Industry                                           Market Value Net Assets
--------                                           ------------ ----------
BANKS                                              $10,320,124         9.8%
REAL ESTATE INVESTMENT TRUSTS                        6,866,889         6.6%
COMMERCIAL SERVICES                                  6,012,348         5.7%
HEALTH CARE                                          5,730,770         5.5%
RETAIL                                               5,287,741         5.0%
COMPUTERS                                            4,312,077         4.1%
PHARMACEUTICALS                                      3,815,643         3.6%
ELECTRONICS                                          3,681,879         3.5%
TELECOMMUNICATIONS                                   3,578,078         3.4%
SOFTWARE                                             3,369,303         3.2%
OIL & GAS SERVICES                                   2,522,793         2.4%
OIL & GAS PRODUCERS                                  2,508,139         2.4%
INSURANCE                                            2,413,990         2.3%
DIVERSIFIED FINANCIAL SERVICES                       2,369,395         2.3%
FOOD                                                 2,304,566         2.2%
SEMICONDUCTORS                                       2,302,939         2.2%
CHEMICALS                                            2,012,090         1.9%
TRANSPORTATION                                       1,997,252         1.9%
MACHINERY                                            1,940,559         1.9%
BIOTECHNOLOGY                                        1,885,774         1.8%
ENTERTAINMENT                                        1,813,931         1.7%
ELECTRIC                                             1,608,481         1.5%
MEDIA                                                1,545,817         1.5%
APPAREL                                              1,092,126         1.0%
DISTRIBUTION/WHOLESALE                                 956,729         0.9%
BUILDING MATERIALS                                     870,661         0.8%
TELECOMMUNICATIONS EQUIPMENT                           867,075         0.8%
METALS - DIVERSIFIED                                   828,278         0.8%
AEROSPACE / DEFENSE                                    819,879         0.8%
AUTO PARTS & EQUIPMENT                                 780,164         0.8%
IRON / STEEL                                           778,321         0.7%
HOUSEHOLD PRODUCTS / WARES                             734,190         0.7%
HOME BUILDERS                                          722,506         0.7%
MANUFACTURING                                          712,295         0.7%
ELECTRICAL COMPONENTS & EQUIPMENT                      710,664         0.7%
AIRLINES                                               691,219         0.7%
ENVIRONMENTAL CONTROL                                  685,165         0.7%
FOREST PRODUCTS & PAPER                                674,622         0.7%
COMPUTERS, PERIPHERAL & SOFTWARE                       639,379         0.6%
ENERGY - ALTERNATE SOURCES                             565,129         0.5%
HOME FURNISHINGS                                       564,907         0.5%
MINING                                                 526,666         0.5%
ENGINEERING & CONSTRUCTION                             500,851         0.5%
OIL AND GAS                                            500,581         0.5%
MANUFACTURERS                                          497,294         0.5%
OFFICE / BUSINESS EQUIPMENT                            449,365         0.4%

E*Trade Russell 2000 Index Fund
Representation of Holdings
June 30, 2006 (Unaudited) (continued)

                                                                % of Total
Industry                                           Market Value Net Assets
--------                                           ------------ ----------
AUTO MANUFACTURERS                                 $    444,496        0.4%
LEISURE TIME                                            440,005        0.4%
TEXTILES                                                439,207        0.4%
ADVERTISING                                             433,846        0.4%
INTERNET COMPANIES                                      425,371        0.4%
METAL FABRICATE / HARDWARE                              404,638        0.4%
GAS                                                     336,192        0.3%
HAND/MACHINE TOOLS                                      301,517        0.3%
PACKAGING & CONTAINERS                                  288,045        0.3%
LODGING                                                 265,448        0.3%
REAL ESTATE                                             197,888        0.2%
COAL                                                    196,455        0.2%
TOYS / GAMES / HOBBIES                                  182,018        0.2%
AGRICULTURE                                             169,232        0.2%
WATER                                                   147,838        0.1%
HOLDING COMPANIES                                       137,864        0.1%
TELEPHONE                                               137,506        0.1%
TRUCKING & LEASING                                      135,253        0.1%
TOBACCO                                                 121,561        0.1%
COSMETICS/PERSONAL CARE                                 104,332        0.1%
BEVERAGES                                               102,150        0.1%
SHORT TERM INVESTMENTS AND OTHER ASSETS LESS
  LIABILITIES                                         3,132,462        3.0%
                                                   ------------      -----
                                                   $104,911,968      100.0%
                                                   ============      =====

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

ASSETS
Investments at market value (Cost: $96,236,884) (Note 2)          $105,120,339
Receivable for securities sold                                      17,687,155
Receivable for fund shares purchased                                   101,633
Dividends and interest receivable                                      141,257
Due from E*TRADE Asset Management, Inc. (Note 3)                        64,863
Variation margin receivable (Note 6)                                    28,987
                                                                  ------------
   TOTAL ASSETS                                                    123,144,234
                                                                  ------------
LIABILITIES
Payable for securities purchased                                    17,621,726
Distribution payable                                                   254,869
Payable for fund shares redeemed                                       248,488
Accrued shareholder servicing fee (Note 3)                              20,688
Accrued advisory fee (Note 3)                                           12,413
Accrued administration fee (Note 3)                                     12,413
Accrued other expenses                                                  61,669
                                                                  ------------
   TOTAL LIABILITIES                                                18,232,266
                                                                  ------------
TOTAL NET ASSETS                                                  $104,911,968
                                                                  ============
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par                             $     78,571
Paid-in capital, in excess of par                                   89,044,864
Undistributed net investment income                                     52,996
Accumulated net realized gain (loss) on investments and futures
  contracts                                                          6,703,446
Net unrealized appreciation (depreciation) of investments and
  futures contracts                                                  9,032,091
                                                                  ------------
TOTAL NET ASSETS                                                  $104,911,968
                                                                  ============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)           7,857,098
                                                                  ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE    $      13.35
                                                                  ============

  The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (Unaudited)

NET INVESTMENT INCOME:
   Dividends (net of foreign withholding tax of $222)           $  612,485
   Interest                                                         35,191
                                                                ----------
   TOTAL INVESTMENT INCOME                                         647,676
                                                                ----------
EXPENSES (NOTE 3):
   Advisory fee                                                     71,529
   Administration fee                                               71,530
   Shareholder servicing fees                                      119,216
   Custodian fee                                                    86,752
   Transfer and dividend disbursing agent                           35,235
   Legal services                                                   23,256
   Trustee fees                                                     22,495
   Registration fees                                                13,691
   Audit and tax services                                            8,849
   Printing                                                          4,472
   Insurance                                                         6,039
   Other expenses                                                   13,057
                                                                ----------
   TOTAL EXPENSES BEFORE WAIVER                                    476,121
Waived fees and reimbursed expenses                               (371,211)
                                                                ----------
   NET EXPENSES                                                    104,910
                                                                ----------
NET INVESTMENT INCOME                                              542,766
                                                                ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS
Net realized gain (loss) on:
   Sale of investments                                           5,731,838
   Futures contracts                                               227,991
Net change in unrealized appreciation (depreciation) of:
   Investments                                                    (477,467)
   Futures contracts                                               189,700
                                                                ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS                                                5,672,062
                                                                ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $6,214,828
                                                                ==========

  The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                       For the Six
                                                                      Months Ended
                                                                      June 30, 2006 For the Year Ended
                                                                       (Unaudited)  December 31, 2005
                                                                      ------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income                                                 $    542,766        $    759,430
Net realized gain (loss) on sale of investments and futures contracts    5,959,829           3,686,028
Net change in unrealized appreciation (depreciation) of investments             --                  --
and futures contracts                                                     (287,767)         (1,068,049)
                                                                      ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          6,214,828           3,377,409
                                                                      ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                  (495,960)           (699,935)
Distributions from net realized gain on sale of investments                     --          (3,470,124)
                                                                      ------------        ------------
                                                                          (495,960)         (4,170,059)
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                        30,007,171          31,009,516
Value of shares issued in reinvestment of dividends and distributions      225,294           3,892,589
Cost of shares redeemed                                                (12,225,656)        (21,106,049)
                                                                      ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM TRANSACTIONS IN SHARES OF
  COMMON STOCK                                                          18,006,809          13,796,056
                                                                      ------------        ------------
REDEMPTION FEES (Note 2)                                                    29,319              34,619
                                                                      ------------        ------------
NET INCREASE IN NET ASSETS                                              23,754,996          13,038,025
   NET ASSETS:
BEGINNING OF PERIOD                                                     81,156,972          68,118,947
                                                                      ------------        ------------
END OF PERIOD*                                                        $104,911,968        $ 81,156,972
                                                                      ============        ============
SHARE TRANSACTIONS:
Number of shares sold                                                    2,217,121           2,512,844
Number of shares reinvested                                                 16,092             314,468
Number of shares redeemed                                                 (913,691)         (1,715,434)
                                                                      ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                            1,319,522           1,111,878
                                                                      ============        ============

* Includes undistributed net investment income of $52,996 and $6,189 for the periods ended June 30, 2006 and December 31, 2005, respectively.

  The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

                             Six Months           Year            Year            Year            Year            Year
                                Ended            Ended           Ended           Ended           Ended           Ended
                            June 30, 2006     December 31,    December 31,    December 31,    December 31,    December 31,
                             (Unaudited)          2005            2004         2003/(6)/       2002/(6)/       2001/(6)/
                          -------------       ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD       $  12.41            $ 12.55         $ 11.17         $  7.74         $  9.89          $10.00
                            --------            -------         -------         -------         -------          ------
   Net investment lncome        0.08/(1)/          0.13/(1)/       0.11/(1)/       0.07/(1)/       0.07            0.09
   Net realized and
     unrealized gain
     (loss) on
     investments                0.93               0.41            1.80            3.42           (2.14)           0.07
                            --------            -------         -------         -------         -------          ------
   TOTAL FROM INVESTMENT
     OPERATIONS                 1.01               0.54            1.91            3.49           (2.07)           0.16
                            --------            -------         -------         -------         -------          ------
DISTRIBUTIONS TO
  SHAREHOLDERS
   Distributions from
     net investment
     income                    (0.07)             (0.12)          (0.08)          (0.06)          (0.05)          (0.09)
   Distributions from
     net realized gains           --              (0.56)          (0.45)             --           (0.04)          (0.19)
                            --------            -------         -------         -------         -------          ------
   TOTAL DISTRIBUTIONS
     TO SHAREHOLDERS           (0.07)             (0.68)          (0.53)          (0.06)          (0.09)          (0.28)
                            --------            -------         -------         -------         -------          ------
REDEMPTION FEES ADDED TO
  PAID-IN CAPITAL                 --/(2)/            --/(2)/         --/(2)/         --/(2)/       0.01            0.01
                            --------            -------         -------         -------         -------          ------
NET ASSET VALUE, END OF
  PERIOD                    $  13.35            $ 12.41         $ 12.55         $ 11.17         $  7.74          $ 9.89
                            ========            =======         =======         =======         =======          ======
   TOTAL RETURN/(5)/            8.10%              4.21%          17.30%          45.39%         (20.87)%          1.82%
   RATIOS/SUPPLEMENTAL
     DATA:
   Net assets, end of
     period (000s
     omitted)               $104,912            $81,157         $68,119         $33,881         $12,578          $8,418
   Ratio of expenses to
     average net assets         0.22%/(3)(9)/      0.22%/(3)/      0.37%/(3)/      0.65%/(3)/      0.65%/(3)/      0.65%/(3)/
   Ratio of net
     investment income
     to average net
     assets                     1.14%/(4)(9)/      1.04%/(4)/      0.93%/(4)/      0.70%/(4)/      0.84%/(4)/      0.90%/(4)/
   Portfolio turnover
     rate                      23.23%             29.62%          34.58%           3.53%/(7)/     27.96%/(8)/     45.87%/(8)/

--------
(1) Calculated based on average shares outstanding.
(2) Rounds to less than $0.01.
(3) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2006 and year ended December 31, 2005, December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 1.00%, 1.11%, 1.00%, 1.61%, 1.87% and 1.53%, respectively.
(4) The ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2006 and year ended December 31, 2005, December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 0.36%, 0.15%, 0.29%, (0.25)%,
    (0.38)% and 0.02%, respectively.
(5) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.
(6) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Russell 2000 Index Master Portfolio.
(7) For the period November 10, 2003 through December 31, 2003.
(8) Portfolio turnover rate of the Russell 2000 Index Master Portfolio.
(9) Annualized.

  The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

1. ORGANIZATION

E*TRADE Russell 2000 Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of June 30, 2006, the Trust consisted of four operating series: the E*TRADE International Index Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Russell 2000 Index Fund.

The Fund's investment objective is to provide investment results that attempt to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index*. The Fund seeks to achieve its objective by investing in a representative sample of those securities comprising the Russell 2000 Index.

* "Russell 2000 Index" is a service mark of the Frank Russell Company and has been licensed for use for certain purposes by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser. Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with the investment adviser or the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such investments are primarily traded. If there is no sale that day, then the value of the investments will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are valued using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Fund ("Board"). In this regard, the Board has approved the use of certain independent pricing services in determining the fair value of foreign securities primarily traded in foreign markets when significant events occur subsequent to the close of such foreign markets and prior to the time the Fund's NAV is determined. The fair value of such foreign securities are determined by the Fund (with the assistance of independent pricing services) by using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on fair valuation procedures approved by the Board.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses attributable to the Trust are allocated to the Fund based on the Fund's percentage of net assets within the Trust.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. It is the Fund's intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2005, for federal income tax purposes, the Fund has no capital loss carryforward.

At June 30, 2006, the cost of investments for federal income tax purposes was $96,278,930. Net unrealized appreciation aggregated $8,841,409, of which $14,644,007 represented gross unrealized appreciation on securities and $5,802,598 represented gross unrealized depreciation on securities. The difference between book basis and tax basis is attributable primarily to the return of capital adjustments from real estate investment trusts and the tax deferral of losses on wash sales.

REDEMPTION FEES

Redemption of shares held in the Fund for less than 120 days are subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Total redemption fee proceeds for the six months ended June 30, 2006 and the year ended December 31, 2005 were $29,319 and $34,619 respectively, and are set forth in the Statement of Changes in Net Assets.

RECLASSIFICATION OF CAPITAL ACCOUNTS

In order to present undistributed net investment income and accumulated net realized gain on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gain on investments and futures contracts. For the year ended December 31, 2005, the adjustments were to decrease undistributed net investment income by $65,591 and increase accumulated net realized gain on investments and future contracts by $65,591. These adjustments are primarily due to the differences between book and tax treatment of investments in real estate investment trusts.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), serves as the investment adviser for the Fund pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.15% of the Fund's average daily net assets.

World Asset Management ("World Asset") serves as the Fund's investment sub-adviser. World Asset is a division of Munder Capital Management. For its services, World Asset is paid by ETAM, not the Fund, and a fee is calculated as follows:

         Name of Fund                                Sub-Advisory Fee
         ------------           ----------------------------------------------------------
E*TRADE Russell 2000 Index Fund 0.07% of average daily net assets up to $174 million
                                0.04% of average daily net assets between $174 million and
                                $200 million
                                0.02% of average daily net assets over $200 million

ETAM also provides certain administrative services to the Fund, pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

Since September 30, 2004, ETAM assesses an account maintenance fee of $2.50 per quarter to offset shareholder servicing costs if an account balance in the Fund falls below $5,000 (for any reason, including a decline in the value of the Fund's shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Fund's Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege.

ETAM and E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL, both provide shareholder servicing to the Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a non-Rule 12b-1 shareholder servicing fee equal to an annual rate of 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, for services it provides to the Fund.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement effective April 1, 2005, between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least April 30, 2007. The Expense Limitation Agreement may continue from year to year thereafter. Effective April 1, 2005, ETAM has agreed to waive or limit ETAM's fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund's business) on an annualized basis are limited to 0.22% of the Fund's average daily net assets. Prior to April 1, 2005, the expense limit for the Fund was 0.26% of the Fund's average daily net assets.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

The Fund may at a later date reimburse ETAM the fees waived or limited and any other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the current percentage stated above and (ii) the payment of such reimbursement has been approved in advance by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund during any of the previous three fiscal years. Approximately $1,151,041 was eligible for reimbursement as of December 31, 2005.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides fund accounting, custodial, and certain fund services for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

5. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% and 105% of the initial market value of the domestic and non-U.S. securities lent, respectively. The amount of collateral is adjusted daily for changes in the market value of securities lent, but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Fund did not participate in securities lending during the six months ended June 30, 2006.

6. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes. The purchase of futures contracts may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

The following futures contracts were outstanding as of June 30, 2006:

                                           Notional  Net Unrealized
Number of       Futures        Expiration  Contract   Appreciation
Contracts        Index            Date      Value    (Depreciation)
--------- -------------------  ---------- ---------- --------------
    6        Russell 2000       09/14/06  $2,194,500    $148,636

The Fund has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a value of $149,233.

7. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not invest in any repurchase agreements during the six months ended June 30, 2006.

8. SHORT SALES OF SECURITIES

The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Fund did not enter into any short sale transactions during the six months ended June 30, 2006.

9. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $39,014,144 and $21,698,187, respectively, for the six months ended June 30, 2006.

10.PROPOSED REORGANIZATION

As part of E*TRADE Financial Corporation's wealth management strategy, E*TRADE Financial Corporation ("E*TRADE") has purchased independent registered investment advisers that provide investment advisory services to high net worth clients. In pursuit of that strategy, in November 2005, E*TRADE acquired Kobren Insight Management Inc. ("KIM"), a registered investment adviser and the current investment adviser to the Kobren Insight Funds, a registered management investment company with two current series (i.e., Kobren Growth Fund and Delphi Value Fund).

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

The management of E*TRADE Asset Management, Inc. ("ETAM"), the investment manager to the E*TRADE Funds, and KIM have worked closely together to develop a strategy of integrating the Kobren Insight Funds and the E*TRADE Funds with a goal of streamlining and improving the management and operations of the Kobren Insight Funds and the E*TRADE Funds while providing higher visibility and improved distribution to these small funds. In addition, the integration proposals are intended to permit the E*TRADE Funds to achieve greater economies of scale and facilitate the compliance functions of the funds by virtue of having a single investment company structure. E*TRADE believes that the integration proposals will be beneficial to shareholders of both the E*TRADE Funds and the Kobren Insight Funds, as well as to E*TRADE.

In summary, the integration proposals recommended by E*TRADE to the separate Boards of Trustees of the E*TRADE Funds and the Kobren Insight Funds and considered by each of those Boards at Board meetings held on June 28 and June 29, 2006, are as follows:

  . Redomiciliation and Shell Reorganization of the Kobren Insight Funds. The Kobren Insight Funds would be redomiciled from a Massachusetts business trust into a Delaware statutory trust. In order to accomplish this, the Kobren Insight Funds would be reorganized into newly-created shell series of the E*TRADE Funds. The proposed Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement ") contemplates that all of the assets and liabilities of the current two series of the Kobren Insight Funds would be transferred to corresponding shell series of E*TRADE Funds in exchange for shares of those new shell series of the E*TRADE Funds.

  . Investment Management. In conjunction with the integration of the Kobren Insight Funds into the E*TRADE Funds, E*TRADE proposed that ETAM be approved as the investment manager of the Kobren Insight Funds following their reorganization into the newly created shell series of the E*TRADE Funds. Further, E*TRADE proposed that KIM be approved as the investment sub-adviser to the Kobren Growth Fund and Delphi Management Inc. ("Delphi") be approved as the investment sub-adviser to the Delphi Value Fund. The proposed consolidation of the advisory relationship with ETAM is intended to help to ensure consistent oversight of all of the E*TRADE proprietary mutual funds' investments while maintaining the current daily management of the Kobren Insight Funds through sub-advisory relationships with KIM and Delphi.

  . Board of Trustees. In addition, in order to further integrate the E*TRADE Funds and the Kobren Insight Funds, E*TRADE proposed that the Board of Trustees of the E*TRADE Funds approve a realignment of the Board of Trustees of the E*TRADE Funds so that (i) the number of Board members would be reduced from six to five and (ii) a current member of the Kobren Insight Funds' Board would be nominated to serve as an independent Board member of the E*TRADE Funds. In light of this integration initiative, two of the current independent Board members of the Board of Trustees of the E*TRADE Funds have agreed to resign from the Board and have submitted their resignations, which will be effective upon shareholder approval of a new slate of Board members. In conjunction with these actions, the Board of Trustees of the E*TRADE Funds approved the submission to Fund shareholders of a new slate of nominees to serve as members of the Board of Trustees of the E*TRADE Funds ("Board Nominees").

Board Approvals. At the June 28, 2006 Board of Trustees meeting for the E*TRADE Funds, the Board of Trustees approved (1) the Reorganization Agreement for the reorganization of the Kobren Insight Funds into shell series of the E*TRADE Funds and (2) each of the proposals concerning the realignment of Board of Trustees of the E*TRADE Funds. The proposals concerning the investment manager and sub-advisers for the Kobren Insight Funds have been deferred and will be considered by the Board of Trustees of the E*TRADE Funds following the election of the Board Nominees.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

Shareholder Approvals. The proposed reorganizations of the Kobren Insight Funds into shell series of the E*TRADE Funds will require the approval of the shareholders of the Kobren Insight Funds in order to be effective. Shareholders of the E*TRADE Funds will NOT be solicited for approval of the proposed reorganizations. Shareholders of the E*TRADE Funds will be asked to approve the election of each of the Board Nominees. E*TRADE Funds anticipates distributing proxy solicitation materials to shareholders in connection with this proposal later this month.

E*TRADE has agreed to bear all of the fees, costs and expenses associated with implementing the integration proposals, including all proxy solicitation costs of the E*TRADE Funds and the Kobren Insight Funds, except for any brokerage fees and brokerage expenses associated with the proposed reorganizations of the Kobren Insight Funds.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Quarterly Holdings") or by accessing the Funds' Form N-Q on the Commission's website at www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling1-(800)-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds' Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Prospectus" and then "Statement of Additional Information") and by accessing the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling E*TRADE Funds at 1-800-ETRADE-1; (ii) by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Proxy Voting Results"); or
(iii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

CODE OF ETHICS

A copy of the code of ethics that applies to the Funds' principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is available free of charge, upon request by calling 1-800-ETRADE-1.

SEMI-ANNUAL LETTER TO SHAREHOLDERS

Dear Shareholder:

I am pleased to provide you with the Semi-Annual Report of the E*TRADE Index Funds (the "Funds") for the period ended June 30, 2006.

As always, I hope you will find the report valuable and informative.

The Funds have continued to provide investors with an easy, affordable way to keep pace with the market. The Funds also remain the lowest-cost stock index funds in the industry/1/:

                               EXPENSE  CATEGORY
FUND NAME                      RATIO/1/ AVERAGE/2/                   GIVES INVESTORS
---------                      -------  ---------  ----------------------------------------------------
E*TRADE S&P 500                 0.09%     0.39%    A simple way to invest in a diversified group
Index Fund                                         of large-capitalization U.S. stocks while
                                                   keeping pace with the market

E*TRADE Russell 2000            0.22%     0.79%    An affordable way to invest in small-capitalization
Index Fund                                         U.S. stocks and create a solid diversified portfolio

E*TRADE International           0.09%     0.76%    An easy, low-cost way to take advantage of
Index Fund/2/                                      strong performance of international stocks

E*TRADE Technology              0.60%      N/A     An affordable, risk-managed way to invest in
Index Fund/3/                                      the technology sector

For the past five years, the cumulative return for international stocks as represented by the MSCI EAFE Index has been nearly three times the return for U.S. equities as represented by the S&P 500/4/--one reason that U.S. investors are beginning to pay more attention to the benefits of investing internationally.

Against this background, the E*TRADE International Index Fund delivered investors an annualized total return of 9.48% for the five years ended June 30, 2006. The Fund delivered a 26.75% return for the past twelve months and an annualized return of 4.35% since inception (10/22/1999) for the period ended June 30, 2006.

Data quoted represents past performance. Past performance is not an indication of future results and mutual fund investment returns and share prices will fluctuate on a daily basis. Your investment may be worth more or less than your original cost when you redeem your shares. Current performance may be lower or higher than the performance data quoted. Performance as of the most recent month-end can be obtained at www.etrade.com.

Smart Choice for Retirement Accounts

Because the Funds offer investors one of the most efficient, cost-effective ways to invest in stocks, the Funds also represent a smart choice for retirement accounts. Besides no commissions, no transaction fees, and no account minimum, E*TRADE No-Fee, No-Minimum IRAs and Rollover IRAs allow you to trade in your retirement account. (To learn more or open an IRA or rollover IRA, visit etrade.com/newira.)

As always, thank you for your continued investment in the Funds. We look forward to serving your financial needs for many years to come.

Sincerely,

/s/ Elizabeth Gottfried
-------------------------
Elizabeth Gottfried
President, E*TRADE Funds

       PLEASE READ THE IMPORTANT DISCLOSURES ON THE BACK OF THIS LETTER

SEMI-ANNUAL LETTER TO SHAREHOLDERS

                  PLEASE READ THE IMPORTANT DISCLOSURES BELOW

You should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. The Funds' prospectus contains this and other important information; read the prospectus carefully before investing. For a current prospectus, please visit etradefunds.etrade.com. Read the prospectus carefully before investing.

1 Based on a data filter commissioned from Lipper by E*TRADE Asset Management, Inc. ("ETAM"), and according to an agreed-upon methodology for analyzing Lipper data in accordance with the Lipper-defined universe, ETAM determined that the E*TRADE S&P 500 Index Fund, the E*TRADE Russell 2000 Index Fund and the E*TRADE International Index Fund ("E*TRADE Index Funds") had the lowest effective expenses among their peer universe as of July 3, 2006. To identify the peer universe, Lipper compared the E*TRADE Index Funds to other Pure Index Funds in the same Lipper Investment Classification/Objective, while excluding Institutional Funds and other mutual funds requiring initial minimum investments of $100,000 or more and exchange-traded funds. While ETAM may review Lipper data, ETAM makes no representation as to the accuracy or timeliness of the Lipper data or that the E*TRADE Index Funds will continue to have the lowest effective expenses among comparable funds.

The E*TRADE Index Funds had the lowest effective expenses because ETAM contractually limited their expenses. The expenses of the E*TRADE Index Funds prior to the imposition of the contractual limits are, in fact, higher. ETAM has agreed contractually to limit the expense ratio for the E*TRADE Index Funds until April 30, 2007. Without the contractual limits, the expenses of the E*TRADE Index Funds are 0.79% for the S&P 500 Index Fund; 1.11% for the Russell 2000 Index Fund; and 1.85% for the International Index Fund (based on the most recently filed shareholder reports). There is no assurance that ETAM will continue these expense limits beyond April 30, 2007.

ETAM will charge an Account Maintenance Fee of $2.50 per quarter for Fund balances below $5,000. The fee will be waived if your combined E*TRADE Funds account assets are $10,000 or more. If Fund shares must be redeemed to pay the Account Maintenance Fee, any applicable redemption fee will be waived.

The fact that a fund has a low expense ratio does not mean it is a suitable investment and an investment in an E*TRADE Index Fund may not be suitable for all investors. Additional information on the comparison methodology used is available on request. The terms "Institutional Fund", "Investment Classification/Objective", and "Pure Index Fund" are Lipper defined terms.

Lipper's data and analyses are for informational purposes only, and do not constitute investment advice or an offer to sell or the solicitation of an offer to buy any security of any entity in any jurisdiction. No guarantee is made that the information is accurate or complete and no warranties are made with regard to the results to be obtained from its use. In addition, Lipper will not be liable for any loss or damage resulting from information obtained from Lipper or any of its affiliates.

2 Investing internationally involves risks such as currency fluctuations, political uncertainty, and differing business and accounting practices. Please read the prospectus carefully before investing.

3 The E*TRADE Technology Index Fund is the only fund of its type currently in existence.

4 Source: www.firstinvestors.com.

The E*TRADE FINANCIAL family of companies provides financial services that include investing, trading, banking, and lending. Securities products and services are offered by E*TRADE Securities LLC, Member NASD/SIPC.

(C) 2006 E*TRADE FINANCIAL Corp. All rights reserved.

Fees and Expenses / Shareholder Fee Example (unaudited)

As a shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund does not assess sales loads or 12b-1 fees.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

Actual Expenses

The first line of the Example provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 01/01/06 to 06/30/06" to estimate the expenses you paid on your account during this period. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to:
(1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or
(3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus entitled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Hypothetical Example for Comparison Purposes

The second line of the Example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly AMF is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus entitled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                     Annualized
                                             Beginning  Ending     Expenses Paid    Expense Ratio
                                              Account  Account   During the Period  Based on the
                                               Value    Value       01/01/06 to    Period 01/01/06
                                             01/01/06  06/30/06      06/30/06*       to 06/30/06
                                             --------- --------- ----------------- ---------------
E*TRADE Technology Index Fund
   Actual                                    $1,000.00 $  944.30       $2.89            0.60%
   Hypothetical (5% return before expenses)  $1,000.00 $1,021.82       $3.01            0.60%

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (to reflect the one-half year period).

E*TRADE Technology Index Fund
Schedule of Investments
June 30, 2006 (Unaudited)

                                                             Shares    Value
                                                             ------- ----------
COMMON STOCKS--98.0%
COMMERCIAL SERVICES--4.0%
Accenture, Ltd., Class A                                      11,128 $  315,145
Amazon.com, Inc.(a)                                            8,155    315,435
BearingPoint, Inc.(a)                                          3,894     32,593
ChoicePoint, Inc.(a)                                           1,663     69,464
Convergys Corp.(a)                                             2,707     52,787
eBay, Inc.(a)                                                 27,246    798,035
Euronet Worldwide, Inc.(a)                                       714     27,396
Hewitt Associates, Inc., Class A(a)                            1,348     30,303
Plexus Corp.(a)                                                  883     30,207
Priceline.com, Inc.(a)                                           766     22,873
Wright Express Corp(a)                                           778     22,360
                                                                     ----------
                                                                      1,716,598
                                                                     ----------
COMMUNICATIONS SERVICES--0.3%
Avaya, Inc.(a)                                                 8,923    101,900
Syniverse Holdings, Inc.(a)                                    1,314     19,316
                                                                     ----------
                                                                        121,216
                                                                     ----------
COMPUTER FACILITIES MANAGEMENT--0.6%
Cognizant Technology Solutions Corp.(a)                        2,687    181,023
Comverse Technology, Inc.(a)                                   3,975     78,586
                                                                     ----------
                                                                        259,609
                                                                     ----------
COMPUTER INTEGRATED SYSTEMS DESIGN--1.6%
BEA Systems, Inc.(a)                                           7,527     98,528
Brocade Communications Systems, Inc.(a)                        5,274     32,382
Computer Sciences Corp.(a)                                     3,654    177,000
Intergraph Corp.(a)                                              586     18,453
Jack Henry & Associates, Inc.                                  1,813     35,644
Network Appliance, Inc.(a)                                     7,267    256,526
Redback Networks, Inc.(a)                                      1,197     21,953
TIBCO Software, Inc.(a)                                        4,067     28,672
                                                                     ----------
                                                                        669,158
                                                                     ----------
COMPUTER PERIPHERAL EQUIPMENT--7.2%
3Com Corp.(a)                                                  7,562     38,717
Cisco Systems, Inc.(a)                                       117,956  2,303,680
Electronics For Imaging, Inc.(a)                               1,113     23,239
Emulex Corp.(a)                                                1,629     26,504
Juniper Networks, Inc.(a)                                     10,931    174,787
Lexmark International, Inc.(a)                                 2,034    113,558
Nam Tai Electronics, Inc.                                        900     20,133
Palm, Inc.(a)                                                  1,948     31,363
QLogic Corp.(a)                                                3,115     53,703
Research In Motion, Ltd.(a)                                    3,576    249,498
Symbol Technologies, Inc.                                      4,818     51,986
                                                                     ----------
                                                                      3,087,168
                                                                     ----------
COMPUTER PROGRAMMING SERVICES--0.4%
Amdocs, Ltd.(a)                                                3,849    140,874
Informatica Corp.(a)                                           1,664     21,898
                                                                     ----------
                                                                        162,772
                                                                     ----------

  The accompanying notes are an integral part of these financial statements.

COMPUTER RELATED SERVICES--2.1%
CACI International, Inc., Class A(a)                            612    35,698
Ceridian Corp.(a)                                             2,838    69,361
Electronic Data Systems Corp.                                10,017   241,009
IAC/InterActiveCorp(a)                                        5,612   148,662
Internet Security Systems, Inc.(a)                              932    17,568
Paychex, Inc.                                                 7,338   286,035
Red Hat, Inc.(a)                                              3,508    82,087
                                                                    ---------
                                                                      880,420
                                                                    ---------
COMPUTER STORAGE DEVICES--2.3%
EMC Corp.(a)                                                 45,689   501,208
Imation Corp.                                                   687    28,201
Sandisk Corp.(a)                                              3,774   192,399
Seagate Technology                                           11,325   256,398
                                                                    ---------
                                                                      978,206
                                                                    ---------
COMPUTERS--2.6%
Apple Computer, Inc.(a)                                      16,353   934,083
Black Box Corp.                                                 334    12,802
Kronos, Inc.(a)                                                 666    24,116
Perot Systems Corp., Class A(a)                               2,293    33,203
RSA Security, Inc.(a)                                         1,500    40,785
Western Digital Corp.(a)                                      4,225    83,697
                                                                    ---------
                                                                    1,128,686
                                                                    ---------
COMPUTERS, PERIPHERAL & SOFTWARE--1.4%
Autodesk, Inc.(a)                                             4,537   156,344
Infospace, Inc.(a)                                              700    15,869
Komag, Inc.(a)                                                  593    27,385
McAfee, Inc.(a)                                               3,082    74,800
National Instruments Corp.                                    1,579    43,265
Nvida Corp.(a)                                                6,726   143,197
Open Text Corp.(a)                                            1,000    14,440
Salesforce.com, Inc.(a)                                       2,104    56,093
Sybase, Inc.(a)                                               1,819    35,289
Zebra Technologies Corp., Class A(a)                          1,428    48,780
                                                                    ---------
                                                                      615,462
                                                                    ---------
DATA PROCESSING & PREPARATION--4.3%
Acxiom Corp.                                                  1,702    42,550
Affiliated Computer Services, Inc., Class A(a)                2,163   111,632
Automatic Data Processing, Inc.                              11,136   505,018
BISYS Group, Inc.(a)                                          2,327    31,880
DST Systems, Inc.(a)                                          1,346    80,087
Fidelity National Information Services, Inc.                  3,719   131,653
Filenet Corp.(a)                                                812    21,867
First Data Corp.                                             14,792   666,231
Fiserv, Inc.(a)                                               3,394   153,952
Verisign, Inc.(a)                                             4,736   109,733
                                                                    ---------
                                                                    1,854,603
                                                                    ---------
DISTRIBUTION/WHOLESALE--0.3%
CDW Corp.                                                     1,618    88,424
Ingram Micro, Inc., Class A(a)                                3,164    57,363
                                                                    ---------
                                                                      145,787
                                                                    ---------
ELECTRONIC COMPONENTS--1.1%
AVX Corp.                                                     3,330    52,581
Celestica, Inc.(a)                                            3,800    36,252
Flextronics International, Ltd.(a)                           11,223   119,188
MEMC Electronic Materials, Inc.(a)                            4,150   155,625
Sanmina-SCI Corp.(a)                                         10,295    47,357
Vishay Intertechnology, Inc.(a)                               3,362    52,884

  The accompanying notes are an integral part of these financial statements.

                                                                     ---------
                                                                       463,887
                                                                     ---------
ELECTRONIC COMPUTERS--12.8%
Advent Software, Inc.(a)                                         613    22,111
Dell, Inc.(a)                                                 44,576 1,088,100
Gateway, Inc.(a)                                               7,191    13,663
Hewlett-Packard Co.                                           54,652 1,731,375
International Business Machines Corp.                         29,957 2,301,297
Sun Microsystems, Inc.(a)                                     67,603   280,552
Unisys Corp.(a)                                                6,627    41,618
                                                                     ---------
                                                                     5,478,716
                                                                     ---------
ELECTRONIC PARTS & EQUIPMENT--0.6%
Arrow Electronics, Inc.(a)                                     2,335    75,187
Avnet, Inc.(a)                                                 2,830    56,657
Benchmark Electronics, Inc.(a)                                 1,240    29,909
Checkfree Corp.(a)                                             1,807    89,554
                                                                     ---------
                                                                       251,307
                                                                     ---------
ELECTRONICS--1.4%
Agilent Technologies, Inc.(a)                                  8,231   259,771
Amphenol Corp., Class A                                        1,750    97,930
ATI Technologies, Inc.(a)                                      4,897    71,496
Cymer, Inc.(a)                                                   719    33,405
KEMET Corp.(a)                                                 1,755    16,181
Mentor Graphics Corp.(a)                                       1,628    21,131
Skyworks Solutions, Inc.(a)                                    3,194    17,599
Tektronix, Inc.                                                1,616    47,543
Trimble Navigation, Ltd.(a)                                    1,047    46,738
                                                                     ---------
                                                                       611,794
                                                                     ---------
INTERNET SOFTWARE & SERVICES--6.7%
CNET Networks, Inc.(a)                                         2,896    23,110
EarthLink, Inc.(a)                                             2,577    22,317
Equinix Inc(a)                                                   552    30,283
Expedia, Inc.(a)                                               6,261    93,727
Google, Inc., Class A(a)                                       4,153 1,741,477
NetFlix, Inc.(a)                                               1,110    30,203
Valueclick, Inc.(a)                                            1,980    30,393
Yahoo!, Inc.(a)                                               27,221   898,293
                                                                     ---------
                                                                     2,869,803
                                                                     ---------
NETWORK EQUIPMENT--0.7%
Foundry Networks, Inc.(a)                                      2,750    29,315
Lucent Technologies, Inc.(a)                                  86,563   209,483
Sonus Networks, Inc.(a)                                        4,879    24,151
Sycamore Networks, Inc.(a)                                     5,387    21,871
                                                                     ---------
                                                                       284,820
                                                                     ---------
PREPACKAGED SOFTWARE--16.7%
Adobe Systems, Inc.(a)                                        11,615   352,630
BMC Software, Inc.(a)                                          4,112    98,277
Cadence Design System, Inc.(a)                                 5,484    94,051
Check Point Software Technologies, Ltd.(a)                     4,720    82,978
Citrix Systems, Inc.(a)                                        3,519   141,253
Cognos, Inc.(a)                                                1,797    51,125
Compuware Corp.(a)                                             7,396    49,553
CSG Systems International, Inc.(a)                               921    22,786
Electronic Arts, Inc.(a)                                       5,870   252,645
Intuit, Inc.(a)                                                3,364   203,152
Lawson Software, Inc(a)                                        3,755    25,159
Macrovision Corp.(a)                                           1,001    21,542
Microsoft Corp.                                              159,269 3,710,967

  The accompanying notes are an integral part of these financial statements.

Novell, Inc.(a)                                                7,524    49,884
Nuance Communications, Inc.(a)                                 3,247    32,665
Oracle Corp.(a)                                              103,078 1,493,599
Quest Software, Inc.(a)                                        1,918    26,929
RealNetworks, Inc.(a)                                          3,097    33,138
Symantec Corp.(a)                                             20,159   313,271
Synopsys, Inc.(a)                                              2,852    53,532
Transaction Systems Architects, Inc.(a)                          722    30,100
Wind River Systems, Inc.(a)                                    1,653    14,712
                                                                     ---------
                                                                     7,153,948
                                                                     ---------
PRINTED CIRCUIT BOARDS--0.4%
Jabil Circuit, Inc.                                            4,015   102,784
Solectron Corp.(a)                                            17,669    60,428
                                                                     ---------
                                                                       163,212
                                                                     ---------
PROCESS CONTROL INSTRUMENTS--0.3%
PerkinElmer, Inc.                                              2,446    51,121
Teradyne, Inc.(a)                                              3,886    54,132
                                                                     ---------
                                                                       105,253
                                                                     ---------
RADIO & TV COMMUNICATIONS EQUIPMENT--5.3%
Andrew Corp.(a)                                                3,084    27,324
Motorola, Inc.                                                47,725   961,659
Qualcomm, Inc.                                                32,423 1,299,190
                                                                     ---------
                                                                     2,288,173
                                                                     ---------
SEMICONDUCTORS--1.5%
Agere System, Inc.(a)                                          3,272    48,098
AMIS Holdings, Inc.(a)                                         1,693    16,930
Formfactor, Inc.(a)                                              800    35,704
Freescale Semiconductor, Inc., Class A(a)                      2,601    75,429
Freescale Semiconductor, Inc., Class B(a)                      5,216   153,350
Intersil Corp., Class A                                        2,738    63,659
Microsemi Corp.(a)                                             1,350    32,913
ON Semiconductor Corp.(a)                                      6,260    36,809
PMC-Sierra, Inc.(a)                                            3,989    37,497
Semtech Corp.(a)                                               1,396    20,172
Silicon Image, Inc.(a)                                         1,574    16,968
Silicon Laboratories, Inc.(a)                                  1,048    36,837
Sirf Technology Holdings, Inc.(a)                                932    30,029
Spansion, Inc., Class A(a)                                     1,850    29,489
Zoran Corp.(a)                                                   946    23,026
                                                                     ---------
                                                                       656,910
                                                                     ---------
SEMICONDUCTORS EQUIPMENT--14.8%
Advanced Micro Devices, Inc.(a)                                9,354   228,425
Altera Corp.(a)                                                6,938   121,762
Amkor Technologies, Inc.(a)                                    3,419    32,344
Analog Devices, Inc.                                           6,978   224,273
Applied Micro Circuits Corp.(a)                                5,708    15,583
ASE Test Limited(a)                                            1,933    17,552
Atmel Corp.(a)                                                 9,406    52,203
Broadcom Corp., Class A(a)                                     9,058   272,193
Conexant Systems, Inc.(a)                                      9,286    23,215
Cree, Inc.(a)                                                  1,493    35,474
Cypress Semiconductor Corp.(a)                                 2,615    38,022
Entegris, Inc.(a)                                              2,658    25,331
Fairchild Semiconductor International, Inc.(a)                 2,375    43,154
Intel Corp.                                                  112,398 2,129,941
Intergrated Device Technology, Inc.(a)                         3,891    55,174
International Rectifier Corp.(a)                               1,382    54,009

  The accompanying notes are an integral part of these financial statements.

JDS Uniphase Corp.(a)                                        32,555    82,364
KLA-Tencor Corp.                                              3,907   162,414
Linear Technology Corp.                                       5,866   196,452
LSI Logic Corp.(a)                                            7,697    68,888
Marvell Technology Group, Ltd.(a)                             5,642   250,110
Maxim Integrated Products, Inc.                               6,196   198,954
Micrel, Inc.(a)                                               1,613    16,146
Microchip Technology, Inc.                                    4,138   138,830
Micron Technology, Inc.(a)                                   13,064   196,744
MKS Instruments, Inc.(a)                                      1,100    22,132
National Semiconductor Corp.                                  6,523   155,574
OmniVision Technologies, Inc.(a)                              1,128    23,823
Rambus, Inc.(a)                                               1,974    45,027
RF Micro Devices, Inc.(a)                                     3,697    22,071
STMicroelectronics NV                                        17,496   281,161
Texas Instruments, Inc.                                      30,105   911,879
Trident Microsystems, Inc.(a)                                 1,103    20,935
Varian Semiconductor Equipment Associates, Inc.(a)            1,162    37,893
Xilinx, Inc.                                                  6,637   150,328
                                                                    ---------
                                                                    6,350,380
                                                                    ---------
SOFTWARE--2.5%
Activision, Inc.(a)                                           5,419    61,668
Akamai Technologies, Inc.(a)                                  2,985   108,027
Ansys, Inc.(a)                                                  672    32,135
Avid Technology, Inc.(a)                                        820    27,331
Avocent Corp.(a)                                                985    25,856
CA, Inc.                                                     11,159   229,317
Digital Insight Corp.(a)                                        754    25,855
Digital River, Inc.(a)                                          700    28,273
F5 Networks, Inc.(a)                                            745    39,843
Fair Isaac Corp.                                              1,339    48,619
Global Payments, Inc.                                         1,545    75,010
Hyperion Solutions Corp.(a)                                   1,144    31,574
Keane, Inc.(a)                                                1,126    14,075
Midway Games, Inc.(a)                                         1,765    14,279
Navteq Corp.(a)                                               1,810    80,871
Openwave Systems Inc.(a)                                      1,823    21,037
Parametric Technology Corp.(a)                                2,203    28,000
Reynolds & Reynolds Co., Class A                              1,257    38,552
SRA International, Inc., Class A(a)                             800    21,304
Take-Two Interactive Software, Inc.(a)                        1,479    15,766
THQ, Inc.(a)                                                  1,168    25,229
Verifone Holdings, Inc.(a)                                    1,341    40,874
WebEx Communications, Inc.(a)                                   925    32,875
Websense, Inc.(a)                                             1,000    20,540
                                                                    ---------
                                                                    1,086,910
                                                                    ---------
SPECIAL INDUSTRY MACHINERY--2.1%
Applied Materials, Inc.                                      30,216   491,916
ASML Holding NV(a)                                            9,365   189,360
Intermec, Inc.(a)                                             1,217    27,918
Lam Research Corp.(a)                                         2,751   128,252
Novellus Systems, Inc.(a)                                     2,458    60,713
                                                                    ---------
                                                                      898,159
                                                                    ---------
TELECOMMUNICATIONS--0.7%
Atheros Communications, Inc.(a)                                 997    18,903
Crown Castle Intl., Corp.(a)                                  4,152   143,410
Polycom, Inc.(a)                                              1,685    36,935
Powerwave Technologies, Inc.(a)                               2,093    19,088
West Corp.(a)                                                 1,358    65,062
                                                                    ---------
                                                                      283,398
                                                                    ---------
  The accompanying notes are an integral part of these financial statements.

TELECOMMUNICATIONS EQUIPMENT--2.3%
ADTRAN, Inc.                                               1,495      33,533
Arris Group, Inc.(a)                                       2,065      27,093
Corning, Inc.(a)                                          30,095     727,997
Harris Corp.                                               2,651     110,043
InterDigital Communications Corp.(a)                       1,093      38,157
Ixia(a)                                                    1,294      11,646
Tekelec(a)                                                 1,381      17,055
UTStarcom, Inc.(a)                                         2,407      18,751
                                                                 -----------
                                                                     984,275
                                                                 -----------
TELEPHONE & TELEGRAPH APPARATUS--0.9%
ADC Telecommunications, Inc.(a)                            2,302      38,812
Ciena Corp.(a)                                            11,355      54,618
Nortel Networks Corp.(a)                                  83,775     187,655
Tellabs, Inc.(a)                                           8,658     115,238
                                                                 -----------
                                                                     396,323
                                                                 -----------
TRAVEL SERVICES--0.1%
Sabre Holdings Corp.                                       2,602      57,244
                                                                 -----------
TOTAL COMMON STOCKS (Cost $46,539,796)                            42,004,197
                                                                 -----------
                                                      Principal
                                                      Amount
SHORT-TERM INVESTMENTS--2.1%
The Bank of New York Cash Reserve                     $  669,945     669,945
U.S. Treasury Bill 4.52% (1), 8/10/06 (2)                220,000     218,876
                                                                 -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $888,840)                         888,821
TOTAL INVESTMENTS (Cost $47,428,636)--100.1%                      42,893,018
                                                                 -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.1%)                        (30,381)
                                                                 -----------
NET ASSETS--100.0%                                               $42,862,637
                                                                 ===========
(a)Represents non-income producing securities.
(1)Yield to maturity.
(2)See note 6 regarding future contracts.

  The accompanying notes are an integral part of these financial statements.

E*Trade Technology Index Fund
Representation of Holdings
June 30, 2006 (Unaudited)

                                                                    % of Total
Industry                                               Market Value Net Assets
--------                                               ------------ ----------
PREPACKAGED SOFTWARE                                   $ 7,153,948        16.7%
SEMICONDUCTORS EQUIPMENT                                 6,350,380        14.8%
ELECTRONIC COMPUTERS                                     5,478,716        12.8%
COMPUTER PERIPHERAL EQUIPMENT                            3,087,168         7.2%
INTERNET SOFTWARE & SERVICES                             2,869,803         6.7%
RADIO & TV COMMUNICATIONS EQUIPMENT                      2,288,173         5.3%
DATA PROCESSING & PREPARATION                            1,854,603         4.3%
COMMERCIAL SERVICES                                      1,716,598         4.0%
COMPUTERS                                                1,128,686         2.6%
SOFTWARE                                                 1,086,910         2.5%
TELECOMMUNICATIONS EQUIPMENT                               984,275         2.3%
COMPUTER STORAGE DEVICES                                   978,206         2.3%
SPECIAL INDUSTRY MACHINERY                                 898,159         2.1%
COMPUTER RELATED SERVICES                                  880,420         2.1%
COMPUTER INTEGRATED SYSTEMS DESIGN                         669,158         1.6%
SEMICONDUCTORS                                             656,910         1.5%
COMPUTERS, PERIPHERAL & SOFTWARE                           615,462         1.4%
ELECTRONICS                                                611,794         1.4%
ELECTRONIC COMPONENTS                                      463,887         1.1%
TELEPHONE & TELEGRAPH APPARATUS                            396,323         0.9%
NETWORK EQUIPMENT                                          284,820         0.7%
TELECOMMUNICATIONS                                         283,398         0.7%
COMPUTER FACILITIES MANAGEMENT                             259,609         0.6%
ELECTRONIC PARTS & EQUIPMENT                               251,307         0.6%
PRINTED CIRCUIT BOARDS                                     163,212         0.4%
COMPUTER PROGRAMMING SERVICES                              162,772         0.4%
DISTRIBUTION/WHOLESALE                                     145,787         0.3%
COMMUNICATIONS SERVICES                                    121,216         0.3%
PROCESS CONTROL INSTRUMENTS                                105,253         0.3%
TRAVEL SERVICES                                             57,244         0.1%
SHORT TERM INVESTMENTS & OTHER ASSETS LESS LIABILITIES     858,440         2.0%
                                                       -----------       -----
                                                       $42,862,637       100.0%
                                                       ===========       =====

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

ASSETS
Investments at market value (Cost: $47,428,636) (Note 2)                        $ 42,893,018
Receivable for fund shares purchased                                                  45,623
Due from E*TRADE Asset Management, Inc. (Note 3)                                      26,435
Divdends and interest receivable                                                      12,879
                                                                                ------------
   TOTAL ASSETS                                                                   42,977,955
                                                                                ------------
LIABILITIES
Payable for fund shares redeemed                                                      38,023
Accrued advisory fee (Note 3)                                                          8,815
Accrued shareholder servicing fees (Note 3)                                            8,815
Accrued administration fee (Note 3)                                                    5,289
Accrued other expenses                                                                46,276
Variation margin payable                                                               8,100
                                                                                ------------
   TOTAL LIABILITIES                                                                 115,318
                                                                                ------------
TOTAL NET ASSETS                                                                $ 42,862,637
                                                                                ============
NET ASSETS CONSIST OF:
Share of beneficial interest, at par                                            $     84,221
Paid-in Capital, in excess of par                                                119,576,540
Undistributed net investment loss                                                     (2,261)
Accumulated net realized gain (loss) on investments and futures contracts        (72,280,466)
Net unrealized appreciation (depreciation) of investments and futures contracts   (4,515,397)
                                                                                ------------
TOTAL NET ASSETS                                                                $ 42,862,637
                                                                                ============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)                         8,422,056
                                                                                ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                  $       5.09
                                                                                ============

  The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (Unaudited)

NET INVESTMENT INCOME:
   Dividends (net of foreign withholding tax of $323)                           $   125,238
   Interest                                                                          13,559
                                                                                -----------
       TOTAL INVESTMENT INCOME                                                      138,797
                                                                                -----------
EXPENSES (NOTE 3):
   Advisory fee                                                                      58,774
   Administration fee                                                                35,264
   Shareholder servicing fees                                                        58,774
   Transfer and dividend disbursing agent                                            73,705
   Custodian fee                                                                     26,638
   Legal services                                                                    12,143
   Registration fees                                                                 14,405
   Audit and tax services                                                             8,628
   Trustee fees                                                                      11,636
   Printing                                                                           2,673
   Insurance                                                                          3,252
   Other expenses                                                                     2,216
                                                                                -----------
       TOTAL EXPENSES BEFORE WAIVER                                                 308,108
   Waived fees and reimbursed expenses                                             (167,050)
                                                                                -----------
   NET EXPENSES                                                                     141,058
                                                                                -----------
NET INVESTMENT LOSS                                                                  (2,261)
                                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Sale of investments                                                       (3,478,579)
       Futures contracts                                                           (122,977)
   Net change in unrealized appreciation (depreciation) of:
       Investments                                                                1,092,303
       Futures contracts                                                             24,778
                                                                                -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTACTS  (2,484,475)
                                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $(2,486,736)
                                                                                ===========

  The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                    For the Six
                                                   Months Ended
                                                   June 30, 2006 For the Year Ended
                                                    (Unaudited)  December 31, 2005
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS:
Net investment income (loss)                        $    (2,261)    $    (59,088)
Net realized gain (loss) on sale of investments
  and futures contracts                              (3,601,556)     (14,381,709)
Net change in unrealized appreciation
  (depreciation) of investments and futures
  contracts                                           1,117,081       14,580,422
                                                    -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    (2,486,736)         139,625
                                                    -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                     --               --
                                                    -----------     ------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                      4,536,651        8,509,490
Value of shares issued in reinvestment of
  dividends and distributions                                --               --
Cost of shares redeemed                              (6,946,805)     (16,838,583)
                                                    -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  TRANSACTIONS IN SHARES OF COMMON STOCK             (2,410,154)      (8,329,093)
                                                    -----------     ------------
REDEMPTION FEES (Note 2)                                  7,223           13,542
                                                    -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS                (4,889,667)      (8,175,926)
                                                    -----------     ------------
NET ASSETS:
BEGINNING OF PERIOD                                  47,752,304       55,928,230
                                                    -----------     ------------
END OF PERIOD                                       $42,862,637     $ 47,752,304
                                                    ===========     ============
SHARE TRANSACTIONS:
Number of shares sold                                   830,375        1,674,803
Number of shares reinvested                                  --               --
Number of shares redeemed                            (1,271,688)      (3,336,519)
                                                    -----------     ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING          (441,313)      (1,661,716)
                                                    ===========     ============

  The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

                                               Six Months Ended
                                                June 30, 2006         Year Ended         Year Ended        Year Ended
                                                 (Unaudited)       December 31, 2005  December 31, 2004 December 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD               $  5.39              $  5.31            $  5.23           $  3.41
                                                   -------              -------            -------           -------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss)                         --/(2)/           (0.01)/(2)/         0.03/(2)/        (0.02)/(2)/
   Net realized and unrealized gain (loss) on
     investments                                     (0.30)                0.09               0.08              1.84
                                                   -------              -------            -------           -------
TOTAL FROM INVESTMENT OPERATIONS                     (0.30)                0.08               0.11              1.82
                                                   -------              -------            -------           -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income             --                   --              (0.03)               --
                                                   -------              -------            -------           -------
   TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                                       --                   --              (0.03)               --
                                                   -------              -------            -------           -------
REDEMPTION FEES ADDED TO PAID-IN
CAPITAL/(3)/                                            --                   --                 --                --
                                                   -------              -------            -------           -------
NET ASSET VALUE, END OF PERIOD                     $  5.09              $  5.39            $  5.31           $  5.23
                                                   =======              =======            =======           =======
   TOTAL RETURN/(1)/                                 (5.57)%               1.51%              2.15%            53.37%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)       $42,863              $47,752            $55,928           $52,087
   Ratio of expenses to average net assets            0.60%(4)(6)          0.60%(4)           0.68%(4)          0.85%(4)
   Ratio of net investment income (loss) to
     average net assets                              (0.01)%(5)(6)        (0.12)%(5)          0.64%(5)         (0.50)%(5)
   Portfolio turnover rate                            5.42%                3.55%             10.04%            11.22%

                                                  Year Ended        Year Ended
                                               December 31, 2002 December 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD                $  5.77           $  8.21
                                                    -------           -------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss)                       (0.03)            (0.04)
   Net realized and unrealized gain (loss) on
     investments                                      (2.33)            (2.36)
                                                    -------           -------
TOTAL FROM INVESTMENT OPERATIONS                      (2.36)            (2.40)
                                                    -------           -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income              --             (0.04)
                                                    -------           -------
   TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                                        --             (0.04)
                                                    -------           -------
REDEMPTION FEES ADDED TO PAID-IN
CAPITAL/(3)/                                             --                --
                                                    -------           -------
NET ASSET VALUE, END OF PERIOD                      $  3.41           $  5.77
                                                    =======           =======
   TOTAL RETURN/(1)/                                 (40.90)%          (29.03)%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)        $34,669           $62,505
   Ratio of expenses to average net assets             0.85%(4)          0.85%(4)
   Ratio of net investment income (loss) to
     average net assets                               (0.61)%(5)        (0.66)%(5)
   Portfolio turnover rate                             6.02%            48.65%

--------
(1) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.

(2) Calculated based on average shares outstanding.

(3) Rounds to less than $0.01.

(4) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2006 and year ended December 31, 2005, December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 1.31%, 1.32%, 1.25%, 1.64%, 1.88% and 1.18%, respectively.

(5) The ratio of net investment gain (loss) to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2006 and year ended December 31, 2005, December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were (0.72)%, (0.84)%, 0.07%,
    (1.28)%, (1.64)% and (0.99)%, respectively.

(6) Annualized.

  The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

1. ORGANIZATION

E*TRADE Technology Index Fund ("Fund") is a non-diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of June 30, 2006, the Trust consisted of four operating series: the E*TRADE International Index Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Technology Index Fund.

The Fund's investment objective is to provide investment results that attempt to match as closely as possible, before fees and expenses, the performance of the Goldman Sachs Technology ("GSTI(TM) Composite") Index*. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the GSTI(TM) Composite.

* "GSTI(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such investments are primarily traded. If there is no sale that day, then the value of the investments will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are valued using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Fund ("Board"). In this regard, the Board has approved the use of certain independent pricing services in determining the fair value of foreign securities primarily traded in foreign markets when significant events occur subsequent to the close of such foreign markets and prior to the time the Fund's NAV is determined. The fair value of such foreign securities are determined by the Fund (with the assistance of independent pricing services) by using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on fair valuation procedures approved by the Board.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses attributable to the Trust are allocated to the Fund based on the Fund's percentage of net assets of within the Trust.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. It is the Fund's intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2005, for federal income tax purposes, the Fund had a total capital loss carryforward of $58,044,125, of which will expire as detailed below:

              2008                                     $  25,106,304
              2009                                         4,029,927
              2010                                         4,341,208
              2011                                         9,887,414
              2012                                         2,833,369
              2013 and thereafter                         11,845,903
                                                       -------------
                 Total capital loss carryforward       $  58,044,125
                                                       =============

The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2005, the Fund has elected to defer $3,485,863 of capital losses attributable to post-October losses. Approximately $25,106,304 of capital loss carryforward in the Fund, which was acquired in the reorganization of the E*TRADE E-Commerce Index Fund into the Fund on December 7, 2001, and is available to offset future capital gains of the Fund, will expire in 2008. The losses absorbed by the Fund from the reorganization of the E*TRADE E-Commerce Index Fund into the Fund are limited under IRS regulations.

At June 30, 2006, the cost of investments for federal income tax purposes was $54,582,115. Net unrealized depreciation aggregated $11,689,096, of which $7,502,038 represented gross unrealized appreciation on securities and $19,191,134 represented gross unrealized depreciation on securities. The difference between book basis and tax basis is attributable primarily to tax deferral of losses on wash sales.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

REDEMPTION FEES

Redemption of shares held in the Fund for less than 120 days are subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Total redemption fee proceeds for the six months ended June 30, 2006 and the year ended December 31, 2005 were $7,223 and $13,542, respectively, and are set forth in the Statement of Changes in Net Assets.

RECLASSIFICATION OF CAPITAL ACCOUNTS

In order to present undistributed net investment income and accumulated net realized loss on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investments and futures contracts. For the year ended December 31, 2005, the adjustments were to increase undistributed net investment income by $59,088, decrease accumulated net realized loss on investments and future contracts by $244 and decrease paid in capital in excess of par by $59,332. These adjustments are primarily due to the differences between book and tax treatment of investments and net investment loss.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), serves as the investment adviser for the Fund pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

World Asset Management ("World Asset") serves as the Fund's investment sub-adviser. World Asset is a division of Munder Capital Management. For its services, World Asset is paid by ETAM, not the Fund, and a fee is calculated as follows:

Name of Fund                  Sub-Advisory Fee
------------                  ----------------------------------------------------
E*TRADE Technology Index Fund 0.12% of average daily net assets up to $130 million
                              0.06% of average daily net asset between $130
                              million and $200 million
                              0.03% of average daily net assets over $200 million

ETAM also provides certain administrative services to the Fund, pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

Since September 30, 2004, ETAM assesses an account maintenance fee of $2.50 per quarter to offset shareholder servicing costs if an account balance in the Fund falls below $5,000 (for any reason, including a decline in the value of the Fund's shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Fund's Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

ETAM and E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL, both provide shareholder servicing to the Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a non-Rule 12b-1 shareholder servicing fee equal to an annual rate of 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, for services it provides to the Fund.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement effective April 29. 2004, between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least April 30, 2007. The Expense Limitation Agreement may continue from year to year thereafter. Effective April 29, 2004, ETAM has agreed to waive or limit ETAM's fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund's business) on an annualized basis are limited to 0.60% of the Fund's average daily net assets.

The Fund may at a later date reimburse ETAM the fees waived or limited and any other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the current percentage stated above and (ii) the payment of such reimbursement has been approved in advance by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund during any of the previous three fiscal years. Approximately $986,626 was eligible for reimbursement as of December 31, 2005.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides fund accounting, custodial, and certain fund services for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

5. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% and 105% of the initial market value of the domestic securities and non-US securities lent, respectively. The amount of collateral is adjusted daily for changes in the market value of securities lent, but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Fund did not participate in securities lending during the six months ended June 30,2006.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

6. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes. The purchase of futures contracts may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The following futures contracts were outstanding as of June 30, 2006:

                                                     Notional         Net Unrealized
Number of                           Expiration       Contract          Appreciation
Contracts   Futures Index              Date           Value           (Depreciation)
--------- ------------------        ----------      ----------        --------------
    6     Nasdaq 100 Futures         09/15/06       $  954,900          $  20,221

The Fund has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a value of $218,876.

7. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not invest in any repurchase agreements during the six months ended June 30, 2006.

8. SHORT SALES OF SECURITIES

The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer,

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Fund did not enter into any short sale transactions during the six months ended June 30, 2006.

9. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $2,488,787 and $4,251,352 respectively, for the six months ended June 30, 2006.

10.PROPOSED REORGANIZATION

As part of E*TRADE Financial Corporation's wealth management strategy, E*TRADE Financial Corporation ("E*TRADE") has purchased independent registered investment advisers that provide investment advisory services to high net worth clients. In pursuit of that strategy, in November 2005, E*TRADE acquired Kobren Insight Management Inc. ("KIM"), a registered investment adviser and the current investment adviser to the Kobren Insight Funds, a registered management investment company with two current series (i.e., Kobren Growth Fund and Delphi Value Fund).

The management of E*TRADE Asset Management, Inc. ("ETAM"), the investment manager to the E*TRADE Funds, and KIM have worked closely together to develop a strategy of integrating the Kobren Insight Funds and the E*TRADE Funds with a goal of streamlining and improving the management and operations of the Kobren Insight Funds and the E*TRADE Funds while providing higher visibility and improved distribution to these small funds. In addition, the integration proposals are intended to permit the E*TRADE Funds to achieve greater economies of scale and facilitate the compliance functions of the funds by virtue of having a single investment company structure. E*TRADE believes that the integration proposals will be beneficial to shareholders of both the E*TRADE Funds and the Kobren Insight Funds, as well as to E*TRADE.

In summary, the integration proposals recommended by E*TRADE to the separate Boards of Trustees of the E*TRADE Funds and the Kobren Insight Funds and considered by each of those Boards at Board meetings held on June 28 and June 29, 2006, are as follows:

  . Redomiciliation and Shell Reorganization of the Kobren Insight Funds. The Kobren Insight Funds would be redomiciled from a Massachusetts business trust into a Delaware statutory trust. In order to accomplish this, the Kobren Insight Funds would be reorganized into newly-created shell series of the E*TRADE Funds. The proposed Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement ") contemplates that all of the assets and liabilities of the current two series of the Kobren Insight Funds would be transferred to corresponding shell series of E*TRADE Funds in exchange for shares of those new shell series of the E*TRADE Funds.

  . Investment Management. In conjunction with the integration of the Kobren Insight Funds into the E*TRADE Funds, E*TRADE proposed that ETAM be approved as the investment manager of the Kobren Insight Funds following their reorganization into the newly created shell series of the E*TRADE Funds. Further, E*TRADE proposed that KIM be approved as the investment sub-adviser to the Kobren Growth Fund and Delphi Management Inc. ("Delphi") be approved as the investment sub-adviser to the Delphi Value Fund. The proposed consolidation of the advisory relationship with ETAM is intended to help to ensure consistent oversight of all of the E*TRADE proprietary mutual funds' investments while maintaining the current daily management of the Kobren Insight Funds through sub-advisory relationships with KIM and Delphi.

  . Board of Trustees. In addition, in order to further integrate the E*TRADE Funds and the Kobren Insight Funds, E*TRADE proposed that the Board of Trustees of the E*TRADE Funds approve a

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

      realignment of the Board of Trustees of the E*TRADE Funds so that (i) the number of Board members would be reduced from six to five and (ii) a current member of the Kobren Insight Funds' Board would be nominated to serve as an independent Board member of the E*TRADE Funds. In light of this integration initiative, two of the current independent Board members of the Board of Trustees of the E*TRADE Funds have agreed to resign from the Board and have submitted their resignations, which will be effective upon shareholder approval of a new slate of Board members. In conjunction with these actions, the Board of Trustees of the E*TRADE Funds approved the submission to Fund shareholders of a new slate of nominees to serve as members of the Board of Trustees of the E*TRADE Funds ("Board Nominees").

Board Approvals. At the June 28, 2006 Board of Trustees meeting for the E*TRADE Funds, the Board of Trustees approved (1) the Reorganization Agreement for the reorganization of the Kobren Insight Funds into shell series of the E*TRADE Funds and (2) each of the proposals concerning the realignment of Board of Trustees of the E*TRADE Funds. The proposals concerning the investment manager and sub-advisers for the Kobren Insight Funds have been deferred and will be considered by the Board of Trustees of the E*TRADE Funds following the election of the Board Nominees.

Shareholder Approvals. The proposed reorganizations of the Kobren Insight Funds into shell series of the E*TRADE Funds will require the approval of the shareholders of the Kobren Insight Funds in order to be effective. Shareholders of the E*TRADE Funds will NOT be solicited for approval of the proposed reorganizations. Shareholders of the E*TRADE Funds will be asked to approve the election of each of the Board Nominees. E*TRADE Funds anticipates distributing proxy solicitation materials to shareholders in connection with this proposal later this month.

E*TRADE has agreed to bear all of the fees, costs and expenses associated with implementing the integration proposals, including all proxy solicitation costs of the E*TRADE Funds and the Kobren Insight Funds, except for any brokerage fees and brokerage expenses associated with the proposed reorganizations of the Kobren Insight Funds.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Quarterly Holdings") or by accessing the Funds' Form N-Q on the Commission's website at www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling1-(800)-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds' Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Prospectus" and then "Statement of Additional Information") and by accessing the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling E*TRADE Funds at 1-800-ETRADE-1; (ii) by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Proxy Voting Results"); or
(iii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

CODE OF ETHICS

A copy of the code of ethics that applies to the Funds' principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is available free of charge, upon request by calling 1-800-ETRADE-1.

SEMI-ANNUAL LETTER TO SHAREHOLDERS

Dear Shareholder:

I am pleased to provide you with the Semi-Annual Report of the E*TRADE Index Funds (the "Funds") for the period ended June 30, 2006.

As always, I hope you will find the report valuable and informative.

The Funds have continued to provide investors with an easy, affordable way to keep pace with the market. The Funds also remain the lowest-cost stock index funds in the industry/1/:

                      EXPENSE  CATEGORY
      FUND NAME       RATIO/1/ AVERAGE/2/                 GIVES INVESTORS
      ---------       -------  ---------  ------------------------------------------------
E*TRADE S&P 500                           A simple way to invest in a diversified group of
Index Fund                                large-capitalization U.S. stocks while keeping
                       0.09%     0.39%    pace with the market
E*TRADE Russell 2000                      An affordable way to invest in small-
Index Fund                                capitalization U.S. stocks and create a solid
                       0.22%     0.79%    diversified portfolio
E*TRADE International                     An easy, low-cost way to take advantage of
Index Fund/2/          0.09%     0.76%    strong performance of international stocks
E*TRADE Technology                        An affordable, risk-managed way to invest in
Index Fund/3/          0.60%      N/A     the technology sector

For the past five years, the cumulative return for international stocks as represented by the MSCI EAFE Index has been nearly three times the return for U.S. equities as represented by the S&P 500/4/--one reason that U.S. investors are beginning to pay more attention to the benefits of investing internationally.

Against this background, the E*TRADE International Index Fund delivered investors an annualized total return of 9.48% for the five years ended June 30, 2006. The Fund delivered a 26.75% return for the past twelve months and an annualized return of 4.35% since inception (10/22/1999) for the period ended June 30, 2006.

Data quoted represents past performance. Past performance is not an indication of future results and mutual fund investment returns and share prices will fluctuate on a daily basis. Your investment may be worth more or less than your original cost when you redeem your shares. Current performance may be lower or higher than the performance data quoted. Performance as of the most recent month-end can be obtained at www.etrade.com.

Smart Choice for Retirement Accounts

Because the Funds offer investors one of the most efficient, cost-effective ways to invest in stocks, the Funds also represent a smart choice for retirement accounts. Besides no commissions, no transaction fees, and no account minimum, E*TRADE No-Fee, No-Minimum IRAs and Rollover IRAs allow you to trade in your retirement account. (To learn more or open an IRA or rollover IRA, visit etrade.com/newira.)

As always, thank you for your continued investment in the Funds. We look forward to serving your financial needs for many years to come.

Sincerely,

/s/ Elizabeth Gottfried
-------------------------

Elizabeth Gottfried
President, E*TRADE Funds

       PLEASE READ THE IMPORTANT DISCLOSURES ON THE BACK OF THIS LETTER

SEMI-ANNUAL LETTER TO SHAREHOLDERS

                  PLEASE READ THE IMPORTANT DISCLOSURES BELOW

You should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. The Funds' prospectus contains this and other important information; read the prospectus carefully before investing. For a current prospectus, please visit etradefunds.etrade.com. Read the prospectus carefully before investing.

1 Based on a data filter commissioned from Lipper by E*TRADE Asset Management, Inc. ("ETAM"), and according to an agreed-upon methodology for analyzing Lipper data in accordance with the Lipper-defined universe, ETAM determined that the E*TRADE S&P 500 Index Fund, the E*TRADE Russell 2000 Index Fund and the E*TRADE International Index Fund ("E*TRADE Index Funds") had the lowest effective expenses among their peer universe as of July 3, 2006. To identify the peer universe, Lipper compared the E*TRADE Index Funds to other Pure Index Funds in the same Lipper Investment Classification/Objective, while excluding Institutional Funds and other mutual funds requiring initial minimum investments of $100,000 or more and exchange-traded funds. While ETAM may review Lipper data, ETAM makes no representation as to the accuracy or timeliness of the Lipper data or that the E*TRADE Index Funds will continue to have the lowest effective expenses among comparable funds.

The E*TRADE Index Funds had the lowest effective expenses because ETAM contractually limited their expenses. The expenses of the E*TRADE Index Funds prior to the imposition of the contractual limits are, in fact, higher. ETAM has agreed contractually to limit the expense ratio for the E*TRADE Index Funds until April 30, 2007. Without the contractual limits, the expenses of the E*TRADE Index Funds are 0.79% for the S&P 500 Index Fund; 1.11% for the Russell 2000 Index Fund; and 1.85% for the International Index Fund (based on the most recently filed shareholder reports). There is no assurance that ETAM will continue these expense limits beyond April 30, 2007.

ETAM will charge an Account Maintenance Fee of $2.50 per quarter for Fund balances below $5,000. The fee will be waived if your combined E*TRADE Funds account assets are $10,000 or more. If Fund shares must be redeemed to pay the Account Maintenance Fee, any applicable redemption fee will be waived.

The fact that a fund has a low expense ratio does not mean it is a suitable investment and an investment in an E*TRADE Index Fund may not be suitable for all investors. Additional information on the comparison methodology used is available on request. The terms "Institutional Fund", "Investment Classification/Objective", and "Pure Index Fund" are Lipper defined terms.

Lipper's data and analyses are for informational purposes only, and do not constitute investment advice or an offer to sell or the solicitation of an offer to buy any security of any entity in any jurisdiction. No guarantee is made that the information is accurate or complete and no warranties are made with regard to the results to be obtained from its use. In addition, Lipper will not be liable for any loss or damage resulting from information obtained from Lipper or any of its affiliates.

2 Investing internationally involves risks such as currency fluctuations, political uncertainty, and differing business and accounting practices. Please read the prospectus carefully before investing.

3 The E*TRADE Technology Index Fund is the only fund of its type currently in existence.

4 Source: www.firstinvestors.com.

The E*TRADE FINANCIAL family of companies provides financial services that include investing, trading, banking, and lending. Securities products and services are offered by E*TRADE Securities LLC, Member NASD/SIPC.

(C) 2006 E*TRADE FINANCIAL Corp. All rights reserved.

Fees and Expenses / Shareholder Fee Example (unaudited)

As a shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund does not assess sales loads or 12b-1 fees.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

Actual Expenses

The first line of the Example provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 01/01/06 to 06/30/06" to estimate the expenses you paid on your account during this period. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to:
(1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or
(3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus entitled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Hypothetical Example for Comparison Purposes

The second line of the Example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly AMF is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus entitled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                     Annualized
                                             Beginning  Ending     Expenses Paid    Expense Ratio
                                              Account  Account   During the Period  Based on the
                                               Value    Value       01/01/06 to    Period 01/01/06
                                             01/01/06  06/30/06      06/30/06*       to 06/30/06
                                             --------- --------- ----------------- ---------------
E*TRADE S&P 500 Index Fund
   Actual                                    $1,000.00 $1,026.20       $0.45            0.09%
   Hypothetical (5% return before expenses)  $1,000.00 $1,024.35       $0.45            0.09%

* Expenses are equal to the Fund's annualized expense ratio of 0.09%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (to reflect the one-half year period).

E*TRADE S&P 500 Index Fund
Schedule of Investments
June 30, 2006 (Unaudited)

                                                             Shares   Value
                                                             ------ ----------
COMMON STOCKS--98.6%
AEROSPACE & DEFENSE--2.4%
Boeing Co. (The)                                             19,388 $1,588,072
General Dynamics Corp.                                        9,788    640,722
Goodrich Corp.                                                2,915    117,445
Honeywell International, Inc.                                20,075    809,023
L-3 Communications Holdings, Inc.                             2,864    216,003
Lockheed Martin Corp.                                         8,587    616,031
Northrop Grumman Corp.                                        8,284    530,673
Raytheon Co.                                                 10,818    482,158
Rockwell Collins, Inc.                                        4,069    227,335
United Technologies Corp.                                    24,511  1,554,488
                                                                    ----------
                                                                     6,781,950
                                                                    ----------
AIR FREIGHT & LOGISTICS--1.1%
FedEx Corp.                                                   7,398    864,530
Ryder System, Inc.                                            1,436     83,905
United Parcel Service, Inc., Class B                         26,300  2,165,280
                                                                    ----------
                                                                     3,113,715
                                                                    ----------
AIRLINES--0.1%
Southwest Airlines Co.                                       17,125    280,336
                                                                    ----------
AUTO COMPONENTS--0.2%
Cooper Tire & Rubber Co.                                      1,448     16,131
Goodyear Tire & Rubber Co. (The)(a)                           4,296     47,686
Johnson Controls, Inc.                                        4,727    388,653
                                                                    ----------
                                                                       452,470
                                                                    ----------
AUTOMOBILES--0.4%
Ford Motor Co.                                               45,487    315,225
General Motors Corp.                                         13,713    408,510
Harley-Davidson, Inc.                                         6,437    353,327
                                                                    ----------
                                                                     1,077,062
                                                                    ----------
BEVERAGES--2.1%
Anheuser-Busch Cos., Inc.                                    18,738    854,265
Brown-Forman Corp., Class B                                   1,964    140,328
Coca-Cola Co. (The)                                          49,696  2,137,922
Coca-Cola Enterprises, Inc.                                   7,359    149,903
Constellation Brands, Inc., Class A(a)                        4,822    120,550
Molson Coors Brewing Co., Class B                             1,355     91,977
Pepsi Bottling Group, Inc. (The)                              3,194    102,687
PepsiCo, Inc.                                                40,069  2,405,743
                                                                    ----------
                                                                     6,003,375
                                                                    ----------
BIOTECHNOLOGY--1.3%
Amgen, Inc.(a)                                               28,593  1,865,122
Applera Corp.--Applied Biosystems Group                       4,487    145,154
Biogen Idec, Inc.(a)                                          8,337    386,253
Genzyme Corp.(a)                                              6,312    385,348
Gilead Sciences, Inc.(a)                                     11,033    652,712
MedImmune, Inc.(a)                                            6,034    163,521

  The accompanying notes are an integral part of these financial statements.

                                                                     ---------
                                                                     3,598,110
                                                                     ---------
BUILDING PRODUCTS--0.2%
American Standard Cos., Inc.                                   4,210   182,167
Masco Corp.                                                    9,631   285,463
                                                                     ---------
                                                                       467,630
                                                                     ---------
CAPITAL MARKETS--3.4%
Ameriprise Financial, Inc.                                     5,920   264,446
Bank of New York Co., Inc. (The)                              18,713   602,559
Bear Stearns Cos., Inc. (The)                                  2,924   409,594
Charles Schwab Corp. (The)                                    25,018   399,788
E*TRADE Financial Corp.(a)(b)                                 10,340   235,959
Federated Investors, Inc., Class B                             1,989    62,654
Franklin Resources, Inc.                                       3,719   322,846
Goldman Sachs Group, Inc. (The)                               10,476 1,575,904
Janus Capital Group, Inc.                                      5,073    90,807
Legg Mason, Inc.                                               3,201   318,564
Lehman Brothers Holdings, Inc.                                12,983   845,842
Mellon Financial Corp.                                        10,027   345,230
Merrill Lynch & Co., Inc.                                     22,405 1,558,492
Morgan Stanley                                                25,971 1,641,626
Northern Trust Corp.                                           4,494   248,518
State Street Corp.                                             8,058   468,089
T. Rowe Price Group, Inc.                                      6,438   243,421
                                                                     ---------
                                                                     9,634,339
                                                                     ---------
CHEMICALS--1.5%
Air Products and Chemicals, Inc.                               5,435   347,405
Dow Chemical Co. (The)                                        23,319   910,141
DuPont (E.I.) de Nemours & Co.                                22,338   929,261
Eastman Chemical Co.                                           1,928   104,112
Ecolab, Inc.                                                   4,415   179,161
Hercules, Inc.(a)                                              2,666    40,683
International Flavors & Fragrances, Inc.                       1,864    65,687
Monsanto Co.                                                   6,560   552,286
PPG Industries, Inc.                                           4,016   265,056
Praxair, Inc.                                                  7,834   423,036
Rohm and Haas Co.                                              3,524   176,623
Sigma-Aldrich Corp.                                            1,579   114,699
                                                                     ---------
                                                                     4,108,150
                                                                     ---------
COMMERCIAL BANKS--6.1%
AmSouth Bancorp.                                               8,391   221,942
Bank of America Corp.                                        110,655 5,322,505
BB&T Corp.                                                    13,336   554,644
Comerica, Inc.(b)                                              3,845   199,902
Commerce Bancorp, Inc./NJ                                      4,400   156,948
Compass Bancshares, Inc.                                       3,131   174,084
Fifth Third Bancorp                                           13,494   498,603
First Horizon National Corp.                                   2,976   119,635
Huntington Bancshares, Inc.                                    5,875   138,533
KeyCorp                                                        9,800   349,664
M&T Bank Corp.                                                 1,874   220,982
Marshall & Ilsley Corp.                                        5,462   249,832
National City Corp.                                           13,153   476,007
North Fork Bancorp., Inc.                                     11,236   338,990
PNC Financial Services Group                                   7,177   503,610
Regions Financial Corp.                                       11,059   366,274
SunTrust Banks, Inc.                                           8,758   667,885
Synovus Financial Corp.                                        7,825   209,554

  The accompanying notes are an integral part of these financial statements.

U.S. Bancorp                                                  43,158  1,332,719
Wachovia Corp.                                                39,002  2,109,228
Wells Fargo & Co.                                             40,736  2,732,571
Zions Bancorp.                                                 2,572    200,462
                                                                     ----------
                                                                     17,144,574
                                                                     ----------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Allied Waste Industries, Inc.(a)                               5,864     66,615
Apollo Group, Inc., Class A(a)                                 3,393    175,316
Avery Dennison Corp.                                           2,609    151,479
Cendant Corp.                                                 24,253    395,081
Cintas Corp.                                                   3,254    129,379
Equifax, Inc.                                                  3,056    104,943
H&R Block, Inc.                                                7,963    189,997
Monster Worldwide, Inc.(a)                                     3,112    132,758
Pitney Bowes, Inc.                                             5,361    221,409
R.R. Donnelley & Sons Co.                                      5,239    167,386
Robert Half International, Inc.                                4,165    174,930
Waste Management, Inc.                                        13,218    474,263
                                                                     ----------
                                                                      2,383,556
                                                                     ----------
COMMUNICATIONS EQUIPMENT--2.7%
Andrew Corp.(a)                                                3,870     34,288
Avaya, Inc.(a)                                                 9,966    113,812
Ciena Corp.(a)                                                14,250     68,543
Cisco Systems, Inc.(a)                                       148,024  2,890,908
Comverse Technology, Inc.(a)                                   4,898     96,833
Corning, Inc.(a)                                              37,767    913,584
JDS Uniphase Corp.(a)                                         40,854    103,361
Juniper Networks, Inc.(a)                                     13,718    219,351
Lucent Technologies, Inc.(a)                                 108,628    262,880
Motorola, Inc.                                                59,891  1,206,804
QUALCOMM, Inc.                                                40,643  1,628,564
Tellabs, Inc.(a)                                              10,865    144,613
                                                                     ----------
                                                                      7,683,541
                                                                     ----------
COMPUTERS & PERIPHERALS--3.4%
Apple Computer, Inc.(a)                                       20,623  1,177,986
Dell, Inc.(a)                                                 55,081  1,344,527
EMC Corp.(a)                                                  57,336    628,976
Gateway, Inc.(a)                                               6,407     12,173
Hewlett-Packard Co.                                           67,641  2,142,867
International Business Machines Corp.                         37,593  2,887,894
Lexmark International, Inc.(a)                                 2,557    142,757
NCR Corp.(a)                                                   4,413    161,692
Network Appliance, Inc.(a)                                     9,072    320,242
QLogic Corp.(a)                                                3,811     65,702
SanDisk Corp.(a)                                               4,736    241,441
Sun Microsystems, Inc.(a)                                     84,812    351,970
                                                                     ----------
                                                                      9,478,227
                                                                     ----------
CONSTRUCTION & ENGINEERING--0.1%
Fluor Corp.                                                    2,050    190,507
                                                                     ----------
CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.                                           2,371    184,938
                                                                     ----------
CONSUMER FINANCE--1.0%
American Express Co.                                          29,917  1,592,182
Capital One Financial Corp.                                    7,348    627,887
SLM Corp.                                                      9,962    527,189

  The accompanying notes are an integral part of these financial statements.

                                                                     ----------
                                                                      2,747,258
                                                                     ----------
CONTAINERS & PACKAGING--0.2%
Ball Corp.                                                     2,463     91,230
Bemis Co., Inc.                                                2,487     76,152
Pactiv Corp.(a)                                                3,384     83,754
Sealed Air Corp.                                               1,922    100,098
Temple-Inland, Inc.                                            2,618    112,233
                                                                     ----------
                                                                        463,467
                                                                     ----------
DISTRIBUTORS--0.1%
Genuine Parts Co.                                              4,187    174,430
                                                                     ----------
DIVERSIFIED FINANCIAL SERVICES--3.6%
CIT Group, Inc.                                                4,833    252,718
Citigroup, Inc.                                              120,542  5,814,946
JP Morgan Chase & Co.                                         84,250  3,538,500
Moody's Corp.                                                  5,923    322,567
Principal Financial Group, Inc.                                6,716    373,745
                                                                     ----------
                                                                     10,302,476
                                                                     ----------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.3%
Alltel Corp.                                                   9,435    602,236
AT&T, Inc.                                                    94,274  2,629,301
BellSouth Corp.                                               43,859  1,587,696
CenturyTel, Inc.                                               2,721    101,085
Citizens Communications Co.                                    7,879    102,821
Embarq Corp.(a)                                                3,614    148,138
Qwest Communications Int
ernational, Inc.(a)                                           37,957    307,072
Sprint Nextel Corp.                                           72,235  1,443,978
Verizon Communications, Inc.                                  70,736  2,368,949
                                                                     ----------
                                                                      9,291,276
                                                                     ----------
ELECTRIC UTILITIES--2.2%
Allegheny Energy Inc.(a)                                       3,960    146,797
Ameren Corp.                                                   4,979    251,440
American Electric Power Co., Inc.                              9,551    327,122
CenterPoint Energy, Inc.                                       7,550     94,375
Consolidated Edison, Inc.                                      5,959    264,818
DTE Energy Co.                                                 4,310    175,589
Edison International                                           7,900    308,100
Entergy Corp.                                                  5,042    356,722
Exelon Corp.                                                  16,209    921,157
FirstEnergy Corp.                                              7,997    433,517
FPL Group, Inc.                                                9,802    405,607
PG&E Corp.                                                     8,418    330,659
Pinnacle West Capital Corp.                                    2,342     93,469
PPL Corp.                                                      9,226    298,000
Progress Energy, Inc.                                          6,134    262,965
Southern Co. (The)                                            17,993    576,676
TECO Energy, Inc.                                              5,062     75,626
TXU Corp.                                                     11,212    670,365
Xcel Energy, Inc.                                              9,832    188,578
                                                                     ----------
                                                                      6,181,582
                                                                     ----------
ELECTRICAL EQUIPMENT--0.5%
American Power Conversion Corp.                                4,059     79,110
Cooper Industries, Ltd., Class A                               2,168    201,451
Emerson Electric Co.                                           9,952    834,077
Rockwell Automation, Inc.                                      4,304    309,931

  The accompanying notes are an integral part of these financial statements.

                                                                    ---------
                                                                    1,424,569
                                                                    ---------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Agilent Technologies, Inc.(a)                                10,325   325,857
Jabil Circuit, Inc.                                           4,317   110,515
Molex, Inc.                                                   3,365   112,963
Sanmina-SCI Corp.(a)                                         12,920    59,432
Solectron Corp.(a)                                           22,173    75,832
Symbol Technologies, Inc.                                     6,153    66,391
Tektronix, Inc.                                               2,028    59,664
                                                                    ---------
                                                                      810,654
                                                                    ---------
ENERGY EQUIPMENT & SERVICES--1.9%
Baker Hughes, Inc.                                            8,262   676,245
BJ Services Co.                                               7,795   290,442
Halliburton Co.                                              12,516   928,812
Nabors Industries, Ltd.(a)                                    7,464   252,209
National-Oilwell Varco, Inc.(a)                               4,242   268,603
Noble Corp.                                                   3,340   248,563
Rowan Cos., Inc.                                              2,582    91,893
Schlumberger, Ltd.                                           28,609 1,862,732
Transocean, Inc.(a)                                           7,878   632,761
                                                                    ---------
                                                                    5,252,260
                                                                    ---------
FOOD & STAPLES RETAILING--2.4%
Costco Wholesale Corp.                                       11,426   652,767
CVS Corp.                                                    19,844   609,211
Kroger Co. (The)                                             17,542   383,468
Safeway, Inc.                                                10,914   283,764
Supervalu, Inc.                                               4,959   152,241
Sysco Corp.                                                  14,998   458,339
Walgreen Co.                                                 24,493 1,098,266
Wal-Mart Stores, Inc.                                        60,628 2,920,452
Whole Foods Market, Inc.                                      3,396   219,517
                                                                    ---------
                                                                    6,778,025
                                                                    ---------
FOOD PRODUCTS--1.1%
Archer-Daniels-Midland Co.                                   15,868   655,031
Campbell Soup Co.                                             4,493   166,735
ConAgra Foods, Inc.                                          12,593   278,431
Dean Foods Co.(a)                                             3,200   119,008
General Mills, Inc.                                           8,630   445,826
H.J. Heinz Co.                                                8,123   334,830
Hershey Foods Corp.                                           4,233   233,111
Kellogg Co.                                                   5,938   287,577
McCormick & Co., Inc.                                         3,132   105,079
Sara Lee Corp.                                               18,431   295,265
Tyson Foods, Inc., Class A                                    6,108    90,765
Wm Wrigley Jr. Co.                                            5,386   244,309
                                                                    ---------
                                                                    3,255,967
                                                                    ---------
GAS UTILITIES--0.1%
KeySpan Corp.                                                 4,242   171,377
NICOR, Inc.                                                   1,043    43,285
NiSource, Inc.                                                6,611   144,384
Peoples Energy Corp.                                            862    30,954
                                                                    ---------
                                                                      390,000
                                                                    ---------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%

  The accompanying notes are an integral part of these financial statements.

Bausch & Lomb, Inc.                                           1,270    62,281
Baxter International, Inc.                                   15,877   583,638
Becton, Dickinson & Co.                                       5,996   366,535
Biomet, Inc.                                                  5,966   186,676
Boston Scientific Corp.(a)                                   29,462   496,140
C.R. Bard, Inc.                                               2,456   179,927
Fisher Scientific International, Inc.(a)                      2,914   212,868
Hospira, Inc.(a)                                              3,799   163,129
Medtronic, Inc.                                              29,267 1,373,207
Millipore Corp.(a)                                            1,230    77,478
PerkinElmer, Inc.                                             3,089    64,560
St. Jude Medical, Inc.(a)                                     8,659   280,725
Stryker Corp.                                                 7,090   298,560
Thermo Electron Corp.(a)                                      3,969   143,837
Waters Corp.(a)                                               2,468   109,579
Zimmer Holdings, Inc.(a)                                      6,016   341,228
                                                                    ---------
                                                                    4,940,368
                                                                    ---------
HEALTH CARE PROVIDERS & SERVICES--2.7%
Aetna, Inc.                                                  13,748   548,958
AmerisourceBergen Corp.                                       5,089   213,331
Cardinal Health, Inc.                                        10,127   651,469
Caremark Rx, Inc.                                            10,727   534,955
CIGNA Corp.                                                   2,894   285,088
Coventry Health Care, Inc.(a)                                 3,891   213,772
Express Scripts, Inc.(a)                                      3,565   255,753
HCA, Inc.                                                     9,894   426,926
Health Management Associates, Inc., Class A                   5,838   115,067
Humana, Inc.(a)                                               3,992   214,370
IMS Health, Inc.                                              4,842   130,008
Laboratory Corp. of America Holdings(a)                       2,959   184,139
Manor Care, Inc.                                              1,867    87,600
McKesson Corp.                                                7,374   348,643
Medco Health Solutions, Inc.(a)                               7,314   418,946
Patterson Cos., Inc.(a)                                       3,274   114,361
Quest Diagnostics, Inc.                                       3,842   230,213
Tenet Healthcare Corp.(a)                                    11,412    79,656
UnitedHealth Group, Inc.                                     32,661 1,462,559
Wellpoint, Inc.(a)                                           15,456 1,124,732
                                                                    ---------
                                                                    7,640,546
                                                                    ---------
HOME BUILDERS--0.1%
D.R. Horton, Inc.                                             6,596   157,117
                                                                    ---------
HOTELS, RESTAURANTS & LEISURE--1.5%
Carnival Corp.                                               10,531   439,564
Darden Restaurants, Inc.                                      3,106   122,376
Harrah's Entertainment, Inc.                                  4,479   318,815
Hilton Hotels Corp.                                           8,020   226,806
International Game Technology                                 8,222   311,943
Marriott International, Inc., Class A                         7,928   302,215
McDonald's Corp.                                             30,214 1,015,190
Starbucks Corp.(a)                                           18,610   702,714
Starwood Hotels & Resorts Worldwide, Inc.                     5,267   317,811
Wendy's International, Inc.                                   2,827   164,786
Yum! Brands, Inc.                                             6,515   327,509
                                                                    ---------
                                                                    4,249,729
                                                                    ---------
HOUSEHOLD DURABLES--0.6%
Black & Decker Corp. (The)                                    1,811   152,957
Centex Corp.                                                  2,889   145,317
Fortune Brands, Inc.                                          3,456   245,410

  The accompanying notes are an integral part of these financial statements.

Harman International Industries, Inc.                          1,550    132,324
KB Home                                                        1,815     83,218
Leggett & Platt, Inc.                                          4,420    110,412
Lennar Corp., Class A                                          3,380    149,971
Newell Rubbermaid                                              6,711    173,344
Pulte Homes, Inc.                                              5,164    148,672
Snap-On, Inc.                                                  1,377     55,658
Stanley Works (The)                                            1,711     80,793
Whirlpool Corp.                                                1,834    151,580
                                                                     ----------
                                                                      1,629,656
                                                                     ----------
HOUSEHOLD PRODUCTS--2.2%
Clorox Co. (The)                                               3,658    223,028
Colgate-Palmolive Co.                                         12,479    747,492
Kimberly-Clark Corp.                                          11,148    687,832
Procter & Gamble Co. (The)                                    79,568  4,423,981
                                                                     ----------
                                                                      6,082,333
                                                                     ----------
INDUSTRIAL CONGLOMERATES--4.0%
3M Co.                                                        18,281  1,476,556
General Electric Co.                                         252,139  8,310,501
Textron, Inc.                                                  3,126    288,155
Tyco International, Ltd.                                      49,383  1,358,033
                                                                     ----------
                                                                     11,433,245
                                                                     ----------
INSURANCE--4.5%
ACE, Ltd.                                                      7,885    398,902
AFLAC, Inc.                                                   12,090    560,372
Allstate Corp. (The)                                          15,406    843,170
Ambac Financial Group, Inc.                                    2,492    202,101
American International Group, Inc.                            62,983  3,719,147
Aon Corp.                                                      7,726    269,019
Chubb Corp. (The)                                             10,060    501,994
Cincinnati Financial Corp.                                     4,112    193,305
Genworth Financial, Inc., Class A                              8,899    310,041
Hartford Financial Services Group, Inc. (The)                  7,349    621,725
Lincoln National Corp.                                         6,962    392,935
Loews Corp.                                                    9,845    349,005
Marsh & McLennan Cos., Inc.                                   13,322    358,229
MBIA, Inc.                                                     3,266    191,224
MetLife, Inc.                                                 18,395    942,009
Progressive Corp. (The)                                       18,973    487,796
Prudential Financial, Inc.                                    11,929    926,883
SAFECO Corp.                                                   2,911    164,035
St. Paul Travelers Cos., Inc. (The)                           16,882    752,600
Torchmark Corp.                                                2,446    148,521
UnumProvident Corp.                                            7,260    131,624
XL Capital Ltd., Class A                                       4,371    267,942
                                                                     ----------
                                                                     12,732,579
                                                                     ----------
INTERNET & CATALOG RETAIL--0.4%
Amazon.Com, Inc.(a)                                            7,497    289,984
eBay, Inc.(a)                                                 28,037    821,204
                                                                     ----------
                                                                      1,111,188
                                                                     ----------
INTERNET SOFTWARE & SERVICES--1.1%
Google, Inc., Class A(a)                                       4,997  2,095,392
VeriSign, Inc.(a)                                              5,944    137,722
Yahoo!, Inc.(a)                                               30,402  1,003,266

  The accompanying notes are an integral part of these financial statements.

                                                                     ---------
                                                                     3,236,380
                                                                     ---------
IT SERVICES--1.0%
Affiliated Computer Services, Inc., Class A(a)                 2,875   148,379
Automatic Data Processing, Inc.                               13,975   633,765
Computer Sciences Corp.(a)                                     4,554   220,596
Convergys Corp.(a)                                             3,303    64,409
Electronic Data Systems Corp.                                 12,571   302,458
First Data Corp.                                              18,563   836,077
Fiserv, Inc.(a)                                                4,357   197,634
Paychex, Inc.                                                  8,103   315,855
Sabre Holdings Corp.                                           3,218    70,796
Unisys Corp.(a)                                                8,317    52,231
                                                                     ---------
                                                                     2,842,200
                                                                     ---------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Brunswick Corp.                                                2,244    74,613
Eastman Kodak Co.                                              6,964   165,604
Hasbro, Inc.                                                   4,204    76,134
Mattel, Inc.                                                   9,443   155,904
                                                                     ---------
                                                                       472,255
                                                                     ---------
MACHINERY--1.6%
Caterpillar, Inc.                                             16,237 1,209,331
Cummins, Inc.                                                  1,097   134,108
Danaher Corp.                                                  5,720   367,910
Deere & Co.                                                    5,595   467,127
Dover Corp.                                                    4,943   244,332
Eaton Corp.                                                    3,642   274,607
Illinois Tool Works, Inc.                                     10,042   476,995
Ingersoll-Rand Co., Ltd., Class A                              7,978   341,299
ITT Industries, Inc.                                           4,485   222,008
Navistar International Corp.(a)                                1,457    35,857
PACCAR, Inc.                                                   3,998   329,355
Pall Corp.                                                     2,950    82,600
Parker-Hannifin Corp.                                          2,828   219,453
                                                                     ---------
                                                                     4,404,982
                                                                     ---------
MEDIA--3.4%
CBS Corp., Class B                                            18,731   506,674
Clear Channel Communications, Inc.                            12,215   378,054
Comcast Corp., Class A(a)                                     51,232 1,677,335
Dow Jones & Co., Inc.                                          1,394    48,804
E.W. Scripps Co., Class A                                      2,009    86,668
Gannett Co., Inc.                                              5,766   322,492
Interpublic Group of Cos., Inc. (The)(a)                      10,577    88,318
McGraw-Hill Cos., Inc. (The)                                   8,673   435,645
Meredith Corp.                                                   988    48,946
New York Times Co. (The), Class A                              3,429    84,148
News Corp., Inc., Class A                                     57,359 1,100,146
Omnicom Group, Inc.                                            4,223   376,227
Time Warner, Inc.                                            103,832 1,796,293
Tribune Co.                                                    5,303   171,976
Univision Communications, Inc., Class A(a)                     5,408   181,168
Viacom, Inc., Class B(a)                                      17,483   626,591
Walt Disney Co. (The)                                         53,220 1,596,600
                                                                     ---------
                                                                     9,526,085
                                                                     ---------
METALS & MINING--0.9%
Alcoa, Inc.                                                   21,098   682,731
Allegheny Technologies, Inc.                                   2,042   141,388

  The accompanying notes are an integral part of these financial statements.

Freeport-McMoRan Copper & Gold, Inc., Class B                  4,569    253,168
Newmont Mining Corp.                                          10,884    576,090
Nucor Corp.                                                    7,555    409,859
Phelps Dodge Corp.                                             4,942    406,035
United States Steel Corp.                                      2,571    180,279
                                                                     ----------
                                                                      2,649,550
                                                                     ----------
MULTILINE RETAIL--1.1%
Big Lots, Inc.(a)                                              2,691     45,962
Dillard's Inc., Class A                                        1,449     46,151
Dollar General Corp.                                           7,479    104,556
Family Dollar Stores, Inc.                                     3,667     89,585
Federated Department Stores, Inc.                             13,414    490,952
J.C. Penney Co., Inc. (Holding Co.)                            5,694    384,402
Kohl's Corp.(a)                                                8,255    488,036
Nordstrom, Inc.                                                5,163    188,450
Sears Holdings Corp.(a)                                        2,357    364,958
Target Corp.                                                  20,935  1,023,093
                                                                     ----------
                                                                      3,226,145
                                                                     ----------
MULTI-UTILITIES & UNREGULATED POWER--1.0%
AES Corp. (The)(a)                                            15,962    294,499
CMS Energy Corp.(a)                                            5,362     69,384
Constellation Energy Group, Inc.                               4,339    236,562
Dominion Resources, Inc.                                       8,427    630,255
Duke Energy Corp.                                             29,945    879,485
Dynegy, Inc., Class A(a)                                       8,949     48,951
Public Service Enterprise Group, Inc.                          6,097    403,134
Sempra Energy                                                  6,282    285,705
                                                                     ----------
                                                                      2,847,975
                                                                     ----------
OFFICE ELECTRONICS--0.1%
Xerox Corp.(a)                                                22,266    309,720
                                                                     ----------
OIL & GAS--8.2%
Anadarko Petroleum Corp.                                      11,118    530,217
Apache Corp.                                                   8,010    546,683
Ashland, Inc.                                                  1,670    111,389
Chesapeake Energy Corp.                                        9,981    301,925
ChevronTexaco Corp.                                           53,746  3,335,477
ConocoPhillips                                                40,024  2,622,773
Consol Energy, Inc.                                            4,400    205,568
Devon Energy Corp.                                            10,668    644,454
El Paso Corp.                                                 16,869    253,035
EOG Resources, Inc.                                            5,882    407,858
Exxon Mobil Corp.                                            146,707  9,000,474
Hess Corp.                                                     5,847    309,014
Kerr-McGee Corp.                                               5,478    379,899
Kinder Morgan, Inc.                                            2,485    248,227
Marathon Oil Corp.                                             8,788    732,040
Murphy Oil Corp.                                               4,027    224,948
Occidental Petroleum Corp.                                    10,384  1,064,879
Sunoco, Inc.                                                   3,145    217,917
Valero Energy Corp.                                           14,923    992,678
Weatherford International, Ltd.(a)                             8,454    419,487
Williams Cos., Inc. (The)                                     14,431    337,108
XTO Energy, Inc.                                               8,829    390,860
                                                                     ----------
                                                                     23,276,910
                                                                     ----------
PAPER & FOREST PRODUCTS--0.3%
International Paper Co.                                       11,952    386,049

  The accompanying notes are an integral part of these financial statements.

Louisiana-Pacific Corp.                                        2,504     54,838
MeadWestvaco Corp.                                             4,392    122,669
Weyerhaeuser Co.                                               5,970    371,632
                                                                     ----------
                                                                        935,188
                                                                     ----------
PERSONAL PRODUCTS--0.2%
Alberto-Culver Co.                                             1,784     86,916
Avon Products, Inc.                                           10,918    338,459
Estee Lauder Cos., Inc. (The), Class A                         2,814    108,817
                                                                     ----------
                                                                        534,192
                                                                     ----------
PHARMACEUTICALS--6.4%
Abbott Laboratories                                           37,007  1,613,875
Allergan, Inc.                                                 3,701    396,969
Barr Pharmaceuticals, Inc.(a)                                  2,498    119,130
Bristol-Myers Squibb Co.                                      47,679  1,232,979
Eli Lilly & Co.                                               27,403  1,514,564
Forest Laboratories, Inc.(a)                                   7,902    305,728
Johnson & Johnson                                             71,798  4,302,136
King Pharmaceuticals, Inc.(a)                                  5,873     99,841
Merck & Co., Inc.                                             52,921  1,927,912
Mylan Laboratories, Inc.                                       5,163    103,260
Pfizer, Inc.                                                 177,674  4,170,009
Schering-Plough Corp.                                         35,912    683,405
Watson Pharmaceuticals, Inc.(a)                                2,400     55,872
Wyeth                                                         32,636  1,449,365
                                                                     ----------
                                                                     17,975,045
                                                                     ----------
REAL ESTATE--0.9%
Apartment Investment & Management Co., Class A                 2,281     99,109
Archstone-Smith Trust                                          5,182    263,608
Boston Properties, Inc.                                        2,214    200,146
Equity Office Properties Trust                                 8,877    324,099
Equity Residential                                             7,062    315,883
Kimco Realty Corp.                                             5,130    187,194
Plum Creek Timber Co., Inc.                                    4,469    158,650
Prologis                                                       5,940    309,593
Public Storage, Inc.                                           1,953    148,233
Simon Property Group, Inc.                                     4,445    368,668
Vornado Realty Trust                                           2,802    273,335
                                                                     ----------
                                                                      2,648,518
                                                                     ----------
ROAD & RAIL--0.8%
Burlington Northern Santa Fe Corp.                             8,809    698,114
CSX Corp.                                                      5,373    378,474
Norfolk Southern Corp.                                        10,055    535,127
Union Pacific Corp.                                            6,521    606,192
                                                                     ----------
                                                                      2,217,907
                                                                     ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.7%
Advanced Micro Devices, Inc.(a)                               11,738    286,642
Altera Corp.(a)                                                8,712    152,896
Analog Devices, Inc.                                           8,757    281,450
Applied Materials, Inc.                                       37,918    617,305
Broadcom Corp., Class A(a)                                    11,106    333,735
Freescale Semiconductor, Inc.(a)                               9,838    289,237
Intel Corp.                                                  141,050  2,672,897
KLA-Tencor Corp.                                               4,827    200,658
Linear Technology Corp.                                        7,362    246,553
LSI Logic Corp.(a)                                             9,619     86,090

  The accompanying notes are an integral part of these financial statements.

Maxim Integrated Products, Inc.                                7,776   249,687
Micron Technology, Inc.(a)                                    17,561   264,469
National Semiconductor Corp.                                   8,186   195,236
Novellus Systems, Inc.(a)                                      3,150    77,805
NVIDIA Corp.(a)                                                8,547   181,966
PMC-Sierra, Inc.(a)                                            4,975    46,765
Teradyne, Inc.(a)                                              4,806    66,948
Texas Instruments, Inc.                                       37,802 1,145,023
Xilinx, Inc.                                                   8,329   188,652
                                                                     ---------
                                                                     7,584,014
                                                                     ---------
SOFTWARE--3.0%
Adobe Systems, Inc.(a)                                        14,517   440,736
Autodesk, Inc.(a)                                              5,618   193,596
BMC Software, Inc.(a)                                          5,160   123,324
CA, Inc.                                                      11,063   227,345
Citrix Systems, Inc.(a)                                        4,416   177,258
Compuware Corp.(a)                                             9,150    61,305
Electronic Arts, Inc.(a)                                       7,423   319,486
Intuit, Inc.(a)                                                4,179   252,370
Microsoft Corp.                                              212,728 4,956,563
Novell, Inc.(a)                                                8,220    54,499
Oracle Corp.(a)                                               94,428 1,368,262
Parametric Technology Corp.(a)                                 2,623    33,338
Symantec Corp.(a)                                             25,099   390,038
                                                                     ---------
                                                                     8,598,120
                                                                     ---------
SPECIALTY RETAIL--2.0%
AutoNation, Inc.(a)                                            3,596    77,098
AutoZone, Inc.(a)                                              1,304   115,013
Bed Bath & Beyond, Inc.(a)                                     6,843   226,982
Best Buy Co., Inc.                                             9,762   535,348
Circuit City Stores, Inc.                                      3,596    97,883
Gap, Inc. (The)                                               13,336   232,046
Home Depot, Inc. (The)                                        50,178 1,795,871
Limited Brands, Inc.                                           8,225   210,478
Lowe's Cos., Inc.                                             18,811 1,141,263
Office Depot, Inc.(a)                                          6,980   265,240
OfficeMax, Inc.                                                1,673    68,175
RadioShack Corp.                                               3,281    45,934
Sherwin-Williams Co. (The)                                     2,619   124,350
Staples, Inc.                                                 17,655   429,370
Tiffany & Co.                                                  3,359   110,914
TJX Cos., Inc. (The)                                          11,081   253,312
                                                                     ---------
                                                                     5,729,277
                                                                     ---------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Coach, Inc.(a)                                                 9,334   279,087
Jones Apparel Group, Inc.                                      2,665    84,720
Liz Claiborne, Inc.                                            2,483    92,020
NIKE, Inc., Class B                                            4,577   370,736
V.F. Corp.                                                     2,081   141,342
                                                                     ---------
                                                                       967,905
                                                                     ---------
THRIFTS & MORTGAGE FINANCE--1.6%
Countrywide Financial Corp.                                   14,733   561,033
Federal Home Loan Mortgage Corp.                              16,755   955,203
Federal National Mortgage Corp.                               23,469 1,128,858
Golden West Financial Corp.                                    6,210   460,782
MGIC Investment Corp.                                          2,094   136,110
Sovereign Bancorp, Inc.                                        9,125   185,329

  The accompanying notes are an integral part of these financial statements.

Washington Mutual, Inc.                            23,296    1,061,832
                                                          ------------
                                                             4,489,147
                                                          ------------
TOBACCO--1.5%
Altria Group, Inc.                                 50,632    3,717,908
Reynolds American, Inc.                             2,020      232,906
UST, Inc.                                           3,863      174,569
                                                          ------------
                                                             4,125,383
                                                          ------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
W.W. Grainger, Inc.                                 1,806      135,865
                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
ADC Telecommunications, Inc.(a)                     2,766       46,635
                                                          ------------
TOTAL COMMON STOCKS (Cost $253,381,190)                    278,410,603
                                                          ------------
                                               Principal
                                                Amount
                                               ----------
SHORT-TERM INVESTMENTS--1.8%
The Bank of New York Cash Reserve              $4,305,092    4,305,092
U.S. Treasury Bill 4.58% (1), 8/10/06 (2)         750,000      746,168
                                                          ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $5,051,359)               5,051,260
                                                          ------------
TOTAL INVESTMENTS (Cost $258,432,549) --100.4%             283,461,863
                                                          ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.4%)               (1,083,814)
                                                          ------------
NET ASSETS--100.0%                                        $282,378,049
                                                          ============
(a)Represents non-income producing securities.
(b)Affiliated issuers.
(1)Yield to maturity.
(2)See Note 6 regarding futures contracts.

  The accompanying notes are an integral part of these financial statements.

E*Trade S&P 500 Index Fund
Representation of Holdings
June 30, 2006 (Unaudited)

                                                                % of Total
Industry                                           Market Value Net Assets
--------                                           ------------ ----------
OIL & GAS                                          $23,276,910         8.2%
PHARMACEUTICALS                                     17,975,045         6.4%
COMMERCIAL BANKS                                    17,144,574         6.1%
INSURANCE                                           12,732,579         4.5%
INDUSTRIAL CONGLOMERATES                            11,433,245         4.0%
DIVERSIFIED FINANCIAL SERVICES                      10,302,476         3.6%
CAPITAL MARKETS                                      9,634,339         3.4%
MEDIA                                                9,526,085         3.4%
COMPUTERS & PERIPHERALS                              9,478,227         3.4%
DIVERSIFIED TELECOMMUNICATION SERVICES               9,291,276         3.3%
SOFTWARE                                             8,598,120         3.0%
COMMUNICATIONS EQUIPMENT                             7,683,541         2.7%
HEALTH CARE PROVIDERS & SERVICES                     7,640,546         2.7%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT             7,584,014         2.7%
AEROSPACE & DEFENSE                                  6,781,950         2.4%
FOOD & STAPLES RETAILING                             6,778,025         2.4%
ELECTRIC UTILITIES                                   6,181,582         2.2%
HOUSEHOLD PRODUCTS                                   6,082,333         2.2%
BEVERAGES                                            6,003,375         2.1%
SPECIALTY RETAIL                                     5,729,277         2.0%
ENERGY EQUIPMENT & SERVICES                          5,252,260         1.9%
HEALTH CARE EQUIPMENT & SUPPLIES                     4,940,368         1.7%
THRIFTS & MORTGAGE FINANCE                           4,489,147         1.6%
MACHINERY                                            4,404,982         1.6%
HOTELS, RESTAURANTS & LEISURE                        4,249,729         1.5%
TOBACCO                                              4,125,383         1.5%
CHEMICALS                                            4,108,150         1.5%
BIOTECHNOLOGY                                        3,598,110         1.3%
FOOD PRODUCTS                                        3,255,967         1.1%
INTERNET SOFTWARE & SERVICES                         3,236,380         1.1%
MULTILINE RETAIL                                     3,226,145         1.1%
AIR FREIGHT & LOGISTICS                              3,113,715         1.1%
MULTI-UTILITIES & UNREGULATED POWER                  2,847,975         1.0%
IT SERVICES                                          2,842,200         1.0%
CONSUMER FINANCE                                     2,747,258         1.0%
METALS & MINING                                      2,649,550         0.9%
REAL ESTATE                                          2,648,518         0.9%
COMMERCIAL SERVICES & SUPPLIES                       2,383,556         0.8%
ROAD & RAIL                                          2,217,907         0.8%
HOUSEHOLD DURABLES                                   1,629,656         0.6%
ELECTRICAL EQUIPMENT                                 1,424,569         0.5%
INTERNET & CATALOG RETAIL                            1,111,188         0.4%
AUTOMOBILES                                          1,077,062         0.4%
TEXTILES, APPAREL & LUXURY GOODS                       967,905         0.3%
PAPER & FOREST PRODUCTS                                935,188         0.3%

E*Trade S&P 500 Index Fund
Representation of Holdings
June 30, 2006 (Unaudited) (continued)

                                                                % of Total
Industry                                           Market Value Net Assets
--------                                           ------------ ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS                 $    810,654        0.3%
PERSONAL PRODUCTS                                       534,192        0.2%
LEISURE EQUIPMENT & PRODUCTS                            472,255        0.2%
BUILDING PRODUCTS                                       467,630        0.2%
CONTAINERS & PACKAGING                                  463,467        0.2%
AUTO COMPONENTS                                         452,470        0.2%
GAS UTILITIES                                           390,000        0.1%
OFFICE ELECTRONICS                                      309,720        0.1%
AIRLINES                                                280,336        0.1%
CONSTRUCTION & ENGINEERING                              190,507        0.1%
CONSTRUCTION MATERIALS                                  184,938        0.1%
DISTRIBUTORS                                            174,430        0.1%
HOME BUILDERS                                           157,117        0.1%
TRADING COMPANIES & DISTRIBUTORS                        135,865        0.0%
WIRELESS TELECOMMUNICATION SERVICES                      46,635        0.0%
SHORT TERM INVESTMENTS & OTHER ASSETS LESS
  LIABILITIES                                         3,967,446        1.4%
                                                   ------------      -----
                                                   $282,378,049      100.0%
                                                   ============      =====

E*TRADE S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

ASSETS
Investments in securities at market value: (Note 2)
   Unaffiliated issuers (Cost: $258,062,082)                 $283,026,003
   Affiliated issuers (Cost: $370,467) (Note 9)                   435,860
Receivable for fund shares purchased                              179,757
Dividends and interest receivable                                 324,310
Due from E*TRADE Asset Management, Inc. (Note 3)                  156,471
                                                             ------------
   TOTAL ASSETS                                               284,122,401
                                                             ------------
LIABILITIES
Distribution payable                                            1,267,276
Payable for fund shares redeemed                                  263,146
Payable for securities purchased                                   17,618
Variation margin payable (Note 6)                                  12,195
Accrued shareholder servicing fees (Note 3)                        57,124
Accrued administration fee (Note 3)                                34,275
Accrued advisory fee (Note 3)                                      15,996
Accrued other expenses                                             76,722
                                                             ------------
   TOTAL LIABILITIES                                            1,744,352
                                                             ------------
TOTAL NET ASSETS                                             $282,378,049
                                                             ============
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par                        $    280,318
Paid-in capital, in excess of par                             263,639,628
Undistributed net investment Income                                15,827
Accumulated net realized gain (loss) on investments and
  future contracts                                             (6,703,565)
Net unrealized appreciation (depreciation) of investments
  and futures contracts                                        25,145,841
                                                             ------------
TOTAL NET ASSETS                                             $282,378,049
                                                             ============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)     28,031,820
                                                             ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE                                                      $      10.07
                                                             ============

  The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (Unaudited)

NET INVESTMENT INCOME:
   Dividends
       Unaffiliated issuers                                      $ 2,528,067
       Affiliated issuers (Note 9)                                     4,292
   Interest                                                           78,525
                                                                 -----------
       TOTAL INVESTMENT INCOME                                     2,610,884
                                                                 -----------
EXPENSES (NOTE 3):
   Advisory fee                                                       95,993
   Administration fee                                                205,699
   Shareholder servicing fees                                        342,833
   Transfer and dividend disbursing agent                             99,011
   Legal services                                                     70,185
   Custodian fee                                                     107,573
   Trustee fees                                                       67,481
   Registration fees                                                  24,343
   Audit and tax services                                              8,640
   Insurance                                                          18,625
   Printing                                                           11,808
   Other expenses                                                     18,473
                                                                 -----------
       TOTAL EXPENSES BEFORE WAIVER                                1,070,664
   Waived fees and reimbursed expenses                              (947,246)
                                                                 -----------
   NET EXPENSES                                                      123,418
                                                                 -----------
NET INVESTMENT INCOME                                              2,487,466
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FUTURES CONTRACTS
Net realized gain (loss) on:
   Sale of investments                                               619,672
   Futures contracts                                                 (53,600)
Net change in unrealized appreciation (depreciation) of:
   Investments                                                     3,574,237
   Futures contracts                                                 223,445
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FUTURES CONTACTS                                                 4,363,754
                                                                 -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $ 6,851,220
                                                                 ===========

  The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS

                                          For the Six
                                         Months Ended
                                         June 30, 2006 For the Year Ended
                                          (Unaudited)  December 31, 2005
                                         ------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
Net investment income                    $  2,487,466     $  3,986,300
Net realized gain (loss) on sale of
  investments and futures contracts           566,072          268,650
Net change in unrealized appreciation
  (depreciation) of investments and
  futures contracts                         3,797,682        8,307,398
                                         ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 6,851,220       12,562,348
                                         ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income   (2,481,324)      (3,968,904)
                                         ------------     ------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares           49,702,513      103,456,557
Value of shares issued in reinvestment
  of dividends and distributions            1,134,171        3,709,155
Cost of shares redeemed                   (33,582,560)     (54,087,846)
                                         ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM TRANSACTIONS IN SHARES OF COMMON
  STOCK                                    17,254,124       53,077,866
                                         ------------     ------------
REDEMPTION FEES (Note 2)                       57,380           60,839
                                         ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS      21,681,400       61,732,149
   NET ASSETS:
BEGINNING OF PERIOD                       260,696,649      198,964,500
                                         ------------     ------------
END OF PERIOD*                           $282,378,049     $260,696,649
                                         ============     ============
SHARE TRANSACTIONS:
Number of shares sold                       4,876,652       10,874,714
Number of shares reinvested                   110,220          384,595
Number of shares redeemed                  (3,293,646)      (5,627,911)
                                         ------------     ------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING                               1,693,226        5,631,398
                                         ============     ============

* Includes undistributed net investment income of $15,827 and $9,686 for the periods ended June 30, 2006 and December 31, 2005, respectively.

  The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

                             Six Months
                                Ended             Year             Year             Year            Year            Year
                              June 30,           Ended            Ended            Ended           Ended           Ended
                                2006          December 31,     December 31,     December 31,    December 31,    December 31,
                             (Unaudited)          2005             2004          2003/(6)/       2002/(6)/       2001/(6)/
                          -----------        ------------     ------------     ------------     ------------    ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $   9.90            $   9.61         $   8.84         $   6.99         $  9.11         $ 10.48
                           --------            --------         --------         --------         -------         -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
   Net investment income       0.09/(3)/           0.17/(3)/        0.17/(3)/        0.10/(3)/       0.09            0.09
   Net realized and
     unrealized gain
     (loss) on
     investments               0.17                0.29             0.76             1.85           (2.12)          (1.37)
                           --------            --------         --------         --------         -------         -------
   TOTAL FROM INVESTMENT
     OPERATIONS                0.26                0.46             0.93             1.95           (2.03)          (1.28)
                           --------            --------         --------         --------         -------         -------
DISTRIBUTIONS TO
  SHAREHOLDERS
   Distributions from
     net investment
     income                   (0.09)              (0.17)           (0.16)           (0.10)          (0.09)          (0.09)
   Distributions from
     net realized gains          --                  --               --               --              --              --(1)
                           --------            --------         --------         --------         -------         -------
   TOTAL DISTRIBUTIONS
     TO SHAREHOLDERS          (0.09)              (0.17)           (0.16)           (0.10)          (0.09)          (0.09)
                           --------            --------         --------         --------         -------         -------
REDEMPTION FEES ADDED TO
  PAID-IN CAPITAL/(1)/           --                  --               --               --              --              --
                           --------            --------         --------         --------         -------         -------
NET ASSET VALUE, END OF
  PERIOD                   $  10.07            $   9.90         $   9.61         $   8.84         $  6.99         $  9.11
                           ========            ========         ========         ========         =======         =======
   TOTAL RETURN/(2)/           2.62%               4.79%           10.62%           28.11%         (22.29)%        (12.20)%
   RATIOS/SUPPLEMENTAL
     DATA:
   Net assets, end of
     period (000's
     omitted)              $282,378            $260,697         $198,965         $129,942         $83,090         $81,798
   Ratio of expenses to
     average net assets        0.09%/(4)(9)/       0.09%/(4)/       0.19%/(4)/       0.40%/(4)/      0.40%/(4)/      0.35%/(4)/
   Ratio of net
     investment income
     to average net
     assets                    1.81%/(5)(9)/       1.77%/(5)/       1.85%/(5)/       1.39%/(5)/      1.24%/(5)/      1.02%/(5)/
   Portfolio turnover
     rate                      1.04%               3.87%            2.22%            0.65%/(7)/     11.97%/(8)/      9.21%/(8)/

--------

(1) Rounds to less than $0.01.

(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.

(3) Calculated based on average shares outstanding.

(4) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2006 and year ended December 31, 2005, December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 0.78%, 0.79%, 0.73%, 0.83%, 0.98%, and 0.54%, respectively.

(5) The ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2006 and year ended December 31, 2005, December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 1.12%, 1.06%, 1.31%, 0.96%,
    0.66% and 0.83%, respectively.

(6) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.

(7) For the period November 10, 2003 through December 31, 2003.

(8) Portfolio turnover rate of S&P 500 Index Master Portfolio.

(9) Annualized.

  The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

1. ORGANIZATION

E*TRADE S&P 500 Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of June 30, 2006, the Trust consisted of four operating series: the E*TRADE International Index Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE S&P 500 Index Fund.

The Fund's investment objective is to provide investment results that attempt to match as closely as practicable, before fees and expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")*. The Fund seeks to achieve its objective by investing in stocks and other assets in an attempt to match the total return of the stocks making up the S&P 500 Index.

* "Standard & Poor's(TM)", "S&P(TM)," "S&P 500(TM)" and "Standard and Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such investments are primarily traded. If there is no sale that day, then the value of the investments will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are valued using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Fund ("Board"). In this regard, the Board has approved the use of certain independent pricing services in determining the fair value of foreign securities primarily traded in foreign markets when significant events occur subsequent to the close of such foreign markets and prior to the time the Fund's NAV is determined. The fair value of such foreign securities are determined by the Fund (with the assistance of independent pricing services) by using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on fair valuation procedures approved by the Board.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses attributable to the Trust are allocated to the Fund based on the Fund's percentage of net assets within the Trust.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. It is the Fund's intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2005, for federal income tax purposes, the Fund had a capital loss carryforward of $6,812,014, of which will expire as detailed below:

                 2010                                 5,513,727
                 2011                                   920,923
                                                     ----------
                    Total capital loss carryforward  $6,812,014
                                                     ==========

The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2005, the Fund has elected to defer $148,029 of capital losses attributable to post-October losses.

At June 30, 2006, the cost of investments for federal income tax purposes was $258,849,062. Net unrealized appreciation aggregated $24,612,801, of which $39,465,096 represented gross unrealized appreciation on securities and $14,852,295 represented gross unrealized depreciation on securities. The difference between book basis and tax basis is attributable primarily to the return of capital adjustments from real estate investment trusts and the tax deferral of losses on wash sales.

REDEMPTION FEES

Redemption of shares held in the Fund for less than 120 days are subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Total redemption fee proceeds for the six months ended June 30, 2006 and the year ended December 31, 2005 were $57,380 and $60,839 respectively, and are set forth in the Statement of Changes in Net Assets.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

RECLASSIFICATION OF CAPITAL ACCOUNTS

In order to present undistributed net investment income and accumulated net realized loss on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investments and futures contracts. For the year ended December 31, 2005, the adjustments were to decrease undistributed net investment income by $20,279 and decrease accumulated net realized loss on investments and future contracts by $20,279. These adjustments are primarily due to the differences between book and tax treatment of investments in real estate investment trusts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), serves as the investment adviser for the Fund pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.07% of the Fund's average daily net assets.

World Asset Management ("World Asset") serves as the Fund's investment sub-adviser. World Asset is a division of Munder Capital Management. For its services, World Asset is paid by ETAM, not the Fund, and a fee is calculated as follows:

       Name of Fund                           Sub-Advisory Fee
       ------------        ------------------------------------------------------
E*TRADE S&P 500 Index Fund 0.03% of average daily net assets up to $900 million
                           0.02% of average daily net assets over $900 million

ETAM also provides certain administrative services to the Fund, pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

Since September 30, 2004, ETAM assesses an account maintenance fee of $2.50 per quarter to offset shareholder servicing costs if an account balance in the Fund falls below $5,000 (for any reason, including a decline in the value of the Fund's shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Fund's Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege.

ETAM and E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL, both provide shareholder servicing to the Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a non-Rule 12b-1 shareholder servicing fee equal to an annual rate of 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, for services it provides to the Fund.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement effective September 3, 2004, between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

expenses through at least April 30, 2007. The Expense Limitation Agreement may continue from year to year thereafter. Effective September 3, 2004, ETAM has agreed to waive or limit ETAM's fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund's business) on an annualized basis are limited to 0.09% of the Fund's average daily net assets.

The Fund may at a later date reimburse ETAM the fees waived or limited and any other expenses assumed and paid by ETAM. provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the current percentage stated above and (ii) the payment of such reimbursement has been approved in advanced by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund during any of the previous three fiscal years. Approximately $2,894,485 was eligible for reimbursement as of December 31, 2005.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides fund accounting, custodial, and certain fund services for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

5. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% and 105% of the initial market value of the domestic and non-U.S. securities lent, respectively. The amount of collateral is adjusted daily for changes in the market value of securities lent, but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Fund did not participate in securities lending during the six months ended June 30, 2006.

6. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes. The purchase of futures contract may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The following futures contracts were outstanding as of June 30, 2006:

                                                                      Notional               Net Unrealized
Number of         Futures                  Expiration                 Contract                Appreciation
Contracts          Index                      Date                     Value                 (Depreciation)
--------- ------------------------  ------------------------  ------------------------  ------------------------
   17         S&P 500 Futures               09/14/06                        $5,437,450                  $116,527

The Fund has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a value of $746,168.

7. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not invest in any repurchase agreements during the six months ended June 30, 2006.

8. SHORT SALES OF SECURITIES

The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Fund did not enter into any short sale transactions during the six months ended June 30, 2006.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

9. AFFILIATED ISSUERS

Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                         Number of                      Number of
                         of Shares                      of Shares
                          Held At                        Held At  Value At
                         Beginning   Gross     Gross       End     End of  Investment
Name of Issuer           of Period Additions Reductions of Period  Period    Income
--------------           --------- --------- ---------- --------- -------- ----------
Comerica, Inc.             3,765        80       --       3,845   $199,902   $4,292
E*TRADE Financial Corp.    9,152     1,188       --      10,340    235,958       --
                                                                  --------   ------
Total Affiliated Issuers                                          $435,860   $4,292
                                                                  --------   ------

10. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $22,583,697 and $2,802,678 respectively, for the six months ended June 30, 2006.

11. PROPOSED REORGANIZATION

As part of E*TRADE Financial Corporation's wealth management strategy, E*TRADE Financial Corporation ("E*TRADE") has purchased independent registered investment advisers that provide investment advisory services to high net worth clients. In pursuit of that strategy, in November 2005, E*TRADE acquired Kobren Insight Management Inc. ("KIM"), a registered investment adviser and the current investment adviser to the Kobren Insight Funds, a registered management investment company with two current series (i.e., Kobren Growth Fund and Delphi Value Fund).

The management of E*TRADE Asset Management, Inc. ("ETAM"), the investment manager to the E*TRADE Funds, and KIM have worked closely together to develop a strategy of integrating the Kobren Insight Funds and the E*TRADE Funds with a goal of streamlining and improving the management and operations of the Kobren Insight Funds and the E*TRADE Funds while providing higher visibility and improved distribution to these small funds. In addition, the integration proposals are intended to permit the E*TRADE Funds to achieve greater economies of scale and facilitate the compliance functions of the funds by virtue of having a single investment company structure. E*TRADE believes that the integration proposals will be beneficial to shareholders of both the E*TRADE Funds and the Kobren Insight Funds, as well as to E*TRADE.

In summary, the integration proposals recommended by E*TRADE to the separate Boards of Trustees of the E*TRADE Funds and the Kobren Insight Funds and considered by each of those Boards at Board meetings held on June 28 and June 29, 2006, are as follows:

  . Redomiciliation and Shell Reorganization of the Kobren Insight Funds. The Kobren Insight Funds would be redomiciled from a Massachusetts business trust into a Delaware statutory trust. In order to accomplish this, the Kobren Insight Funds would be reorganized into newly-created shell series of the E*TRADE Funds. The proposed Agreement and Plan of Reorganization and

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

      Redomiciliation ("Reorganization Agreement ") contemplates that all of the assets and liabilities of the current two series of the Kobren Insight Funds would be transferred to corresponding shell series of E*TRADE Funds in exchange for shares of those new shell series of the E*TRADE Funds.

  . Investment Management. In conjunction with the integration of the Kobren Insight Funds into the E*TRADE Funds, E*TRADE proposed that ETAM be approved as the investment manager of the Kobren Insight Funds following their reorganization into the newly created shell series of the E*TRADE Funds. Further, E*TRADE proposed that KIM be approved as the investment sub-adviser to the Kobren Growth Fund and Delphi Management Inc. ("Delphi") be approved as the investment sub-adviser to the Delphi Value Fund. The proposed consolidation of the advisory relationship with ETAM is intended to help to ensure consistent oversight of all of the E*TRADE proprietary mutual funds' investments while maintaining the current daily management of the Kobren Insight Funds through sub-advisory relationships with KIM and Delphi.

  . Board of Trustees. In addition, in order to further integrate the E*TRADE Funds and the Kobren Insight Funds, E*TRADE proposed that the Board of Trustees of the E*TRADE Funds approve a realignment of the Board of Trustees of the E*TRADE Funds so that (i) the number of Board members would be reduced from six to five and (ii) a current member of the Kobren Insight Funds' Board would be nominated to serve as an independent Board member of the E*TRADE Funds. In light of this integration initiative, two of the current independent Board members of the Board of Trustees of the E*TRADE Funds have agreed to resign from the Board and have submitted their resignations, which will be effective upon shareholder approval of a new slate of Board members. In conjunction with these actions, the Board of Trustees of the E*TRADE Funds approved the submission to Fund shareholders of a new slate of nominees to serve as members of the Board of Trustees of the E*TRADE Funds ("Board Nominees").

Board Approvals. At the June 28, 2006 Board of Trustees meeting for the E*TRADE Funds, the Board of Trustees approved (1) the Reorganization Agreement for the reorganization of the Kobren Insight Funds into shell series of the E*TRADE Funds and (2) each of the proposals concerning the realignment of Board of Trustees of the E*TRADE Funds. The proposals concerning the investment manager and sub-advisers for the Kobren Insight Funds have been deferred and will be considered by the Board of Trustees of the E*TRADE Funds following the election of the Board Nominees.

Shareholder Approvals. The proposed reorganizations of the Kobren Insight Funds into shell series of the E*TRADE Funds will require the approval of the shareholders of the Kobren Insight Funds in order to be effective. Shareholders of the E*TRADE Funds will NOT be solicited for approval of the proposed reorganizations. Shareholders of the E*TRADE Funds will be asked to approve the election of each of the Board Nominees. E*TRADE Funds anticipates distributing proxy solicitation materials to shareholders in connection with this proposal later this month.

E*TRADE has agreed to bear all of the fees, costs and expenses associated with implementing the integration proposals, including all proxy solicitation costs of the E*TRADE Funds and the Kobren Insight Funds, except for any brokerage fees and brokerage expenses associated with the proposed reorganizations of the Kobren Insight Funds.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Quarterly Holdings") or by accessing the Funds' Form N-Q on the Commission's website at www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling1-(800)-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds' Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Prospectus" and then "Statement of Additional Information") and by accessing the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling E*TRADE Funds at 1-800-ETRADE-1; (ii) by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Proxy Voting Results"); or
(iii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

CODE OF ETHICS

A copy of the code of ethics that applies to the Funds' principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is available free of charge, upon request by calling 1-800-ETRADE-1.

SEMI-ANNUAL LETTER TO SHAREHOLDERS

Dear Shareholder:

I am pleased to provide you with the Semi-Annual Report of the E*TRADE Index Funds (the "Funds") for the period ended June 30, 2006.

As always, I hope you will find the report valuable and informative.

The Funds have continued to provide investors with an easy, affordable way to keep pace with the market. The Funds also remain the lowest-cost stock index funds in the industry/1/:

                               EXPENSE  CATEGORY
FUND NAME                      RATIO/1/ AVERAGE/2/                   GIVES INVESTORS
-----------------------------  -------  ---------  ----------------------------------------------------
E*TRADE S&P 500                 0.09%     0.39%    A simple way to invest in a diversified group
Index Fund                                         of large-capitalization U.S. stocks while
                                                   keeping pace with the market

E*TRADE Russell 2000            0.22%     0.79%    An affordable way to invest in small-capitalization
Index Fund                                         U.S. stocks and create a solid diversified portfolio

E*TRADE International           0.09%     0.76%    An easy, low-cost way to take advantage of
Index Fund/2/                                      strong performance of international stocks

E*TRADE Technology              0.60%      N/A     An affordable, risk-managed way to invest in
Index Fund/3/                                      the technology sector

For the past five years, the cumulative return for international stocks as represented by the MSCI EAFE Index has been nearly three times the return for U.S. equities as represented by the S&P 500/4/--one reason that U.S. investors are beginning to pay more attention to the benefits of investing internationally.

Against this background, the E*TRADE International Index Fund delivered investors an annualized total return of 9.48% for the five years ended June 30, 2006. The Fund delivered a 26.75% return for the past twelve months and an annualized return of 4.35% since inception (10/22/1999) for the period ended June 30, 2006.

Data quoted represents past performance. Past performance is not an indication of future results and mutual fund investment returns and share prices will fluctuate on a daily basis. Your investment may be worth more or less than your original cost when you redeem your shares. Current performance may be lower or higher than the performance data quoted. Performance as of the most recent month-end can be obtained at www.etrade.com.

Smart Choice for Retirement Accounts

Because the Funds offer investors one of the most efficient, cost-effective ways to invest in stocks, the Funds also represent a smart choice for retirement accounts. Besides no commissions, no transaction fees, and no account minimum, E*TRADE No-Fee, No-Minimum IRAs and Rollover IRAs allow you to trade in your retirement account. (To learn more or open an IRA or rollover IRA, visit etrade.com/newira.)

As always, thank you for your continued investment in the Funds. We look forward to serving your financial needs for many years to come.

Sincerely,

/s/ Elizabeth Gottfried

Elizabeth Gottfried
President, E*TRADE Funds

       PLEASE READ THE IMPORTANT DISCLOSURES ON THE BACK OF THIS LETTER

SEMI-ANNUAL LETTER TO SHAREHOLDERS

                  PLEASE READ THE IMPORTANT DISCLOSURES BELOW

You should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. The Funds' prospectus contains this and other important information; read the prospectus carefully before investing. For a current prospectus, please visit etradefunds.etrade.com. Read the prospectus carefully before investing.

1 Based on a data filter commissioned from Lipper by E*TRADE Asset Management, Inc. ("ETAM"), and according to an agreed-upon methodology for analyzing Lipper data in accordance with the Lipper-defined universe, ETAM determined that the E*TRADE S&P 500 Index Fund, the E*TRADE Russell 2000 Index Fund and the E*TRADE International Index Fund ("E*TRADE Index Funds") had the lowest effective expenses among their peer universe as of July 3, 2006. To identify the peer universe, Lipper compared the E*TRADE Index Funds to other Pure Index Funds in the same Lipper Investment Classification/Objective, while excluding Institutional Funds and other mutual funds requiring initial minimum investments of $100,000 or more and exchange-traded funds. While ETAM may review Lipper data, ETAM makes no representation as to the accuracy or timeliness of the Lipper data or that the E*TRADE Index Funds will continue to have the lowest effective expenses among comparable funds.

The E*TRADE Index Funds had the lowest effective expenses because ETAM contractually limited their expenses. The expenses of the E*TRADE Index Funds prior to the imposition of the contractual limits are, in fact, higher. ETAM has agreed contractually to limit the expense ratio for the E*TRADE Index Funds until April 30, 2007. Without the contractual limits, the expenses of the E*TRADE Index Funds are 0.79% for the S&P 500 Index Fund; 1.11% for the Russell 2000 Index Fund; and 1.85% for the International Index Fund (based on the most recently filed shareholder reports). There is no assurance that ETAM will continue these expense limits beyond April 30, 2007.

ETAM will charge an Account Maintenance Fee of $2.50 per quarter for Fund balances below $5,000. The fee will be waived if your combined E*TRADE Funds account assets are $10,000 or more. If Fund shares must be redeemed to pay the Account Maintenance Fee, any applicable redemption fee will be waived.

The fact that a fund has a low expense ratio does not mean it is a suitable investment and an investment in an E*TRADE Index Fund may not be suitable for all investors. Additional information on the comparison methodology used is available on request. The terms "Institutional Fund", "Investment Classification/Objective", and "Pure Index Fund" are Lipper defined terms.

Lipper's data and analyses are for informational purposes only, and do not constitute investment advice or an offer to sell or the solicitation of an offer to buy any security of any entity in any jurisdiction. No guarantee is made that the information is accurate or complete and no warranties are made with regard to the results to be obtained from its use. In addition, Lipper will not be liable for any loss or damage resulting from information obtained from Lipper or any of its affiliates.

2 Investing internationally involves risks such as currency fluctuations, political uncertainty, and differing business and accounting practices. Please read the prospectus carefully before investing.

3 The E*TRADE Technology Index Fund is the only fund of its type currently in existence.

4 Source: www.firstinvestors.com.

The E*TRADE FINANCIAL family of companies provides financial services that include investing, trading, banking, and lending. Securities products and services are offered by E*TRADE Securities LLC, Member NASD/SIPC.

(C) 2006 E*TRADE FINANCIAL Corp. All rights reserved.

Fees and Expenses / Shareholder Fee Example (unaudited)

As a shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund does not assess sales loads or 12b-1 fees.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

Actual Expenses

The first line of the Example provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period 01/01/06 to 06/30/06" to estimate the expenses you paid on your account during this period. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to:
(1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or
(3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus entitled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Hypothetical Example for Comparison Purposes

The second line of the Example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly AMF is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus entitled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                     Annualized
                                             Beginning  Ending     Expenses Paid    Expense Ratio
                                              Account  Account   During the Period  Based on the
                                               Value    Value       01/01/06 to    Period 01/01/06
                                             01/01/06  06/30/06      06/30/06*       to 06/30/06
                                             --------- --------- ----------------- ---------------
E*TRADE International Index Fund
   Actual                                    $1,000.00 $1,099.30       $0.47            0.09%
   Hypothetical (5% return before expenses)  $1,000.00 $1,024.35       $0.45            0.09%

* Expenses are equal to the Fund's annualized expense ratio of 0.09%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (to reflect the one-half year period).

E*TRADE International Index Fund
Schedule of Investments
June 30, 2006 (Unaudited)

                                                             Shares  Value
                                                             ------ --------
COMMON STOCKS--94.5%
Australia--5.4%
ABC Learning Centres, Ltd.                                    2,300 $ 10,936
Alinta, Ltd.                                                  1,906   14,765
Alumina, Ltd. ADR                                             2,061   41,426
Amcor, Ltd. ADR                                               1,574   31,244
AMP, Ltd.                                                    13,933   94,251
Ansell, Ltd.                                                  1,136    8,163
APN News & Media, Ltd.                                        2,069    7,796
Aristocrat Leisure, Ltd.                                      2,576   24,625
Australia & New Zealand Banking Group, Ltd. ADR               2,615  259,486
Australian Gas Light Co., Ltd.                                3,245   42,223
Australian Stock Exchange, Ltd.                                 695   16,827
AXA Asia Pacific Holdings, Ltd.                               6,347   29,440
Babcock & Brown, Ltd.                                           970   15,562
BHP Limited ADR                                              12,642  544,492
Billabong International Ltd.                                  1,179   13,439
BlueScope Steel, Ltd.                                         5,127   30,304
Boral, Ltd.                                                     300    1,816
Boral, Ltd. ADR                                                 972   23,513
Brambles Industries, Ltd.                                     6,932   56,661
Caltex Australia, Ltd.                                          982   17,229
Centro Properties Group                                       5,865   29,147
CFS Gandel Retail Trust                                       9,554   13,177
Challenger Financial Services Group, Ltd.                     2,935    6,876
Coca-Cola Amatil, Ltd.                                        1,866   19,658
Cochlear, Ltd.                                                  372   15,096
Coles Myer, Ltd.                                              8,660   73,092
Commonwealth Bank of Australia                                9,265  305,152
Commonwealth Property Office Fund                            10,487   10,837
Computershare, Ltd.                                           3,144   18,318
CSL, Ltd.                                                     1,347   53,706
CSR, Ltd.                                                     6,486   16,141
DB RREEF Trust                                               18,922   20,586
DCA Group, Ltd.                                               3,068    6,356
Downer EDI, Ltd.                                              2,120   11,711
Foster's Group, Ltd.                                         14,161   57,549
Futuris Corp., Ltd.                                           3,777    5,889
Goodman Fielder, Ltd.(a)                                      7,600   12,067
GPT Group                                                    13,715   44,170
Harvey Norman Holdings, Ltd.                                  3,764   11,010
Iluka Resources, Ltd.                                         1,649    8,025
Ing Industrial Fund                                           5,702    9,422
Insurance Australia Group, Ltd.                              11,339   45,050
Investa Property Group                                       10,938   17,788
James Hardie Industries NV                                      656   18,709
John Fairfax Holdings, Ltd.                                   6,558   18,278
Leighton Holdings, Ltd.                                       1,003   12,924
Lend Lease Corp., Ltd. ADR                                    2,382   24,758
Lend Lease Corp., Ltd.                                          200    2,079
Lion Nathan, Ltd.                                             2,002   11,589
Macquarie Airports                                            4,624   10,540
Macquarie Bank, Ltd.                                          1,738   88,947
Macquarie Communications                                      2,345   10,287
Macquarie Goodman Group                                       9,062   40,383
Macquarie Infrastructure Group                               17,236   42,995
Macquarie Office Trust                                       14,092   14,425
Mayne Pharma. Ltd.(a)                                         4,486    8,642
Mirvac Group                                                  6,176   19,923
Multplex Group                                                4,539   11,018
National Australia Bank, Ltd. ADR                             2,310  300,993
Newcrest Mining, Ltd.                                         2,422   37,932
OneSteel, Ltd.                                                4,086   12,355
Orica, Ltd.                                                   2,280   40,481

  The accompanying notes are an integral part of these financial statements.

Origin Energy, Ltd.                                           5,785    31,623
Pacific Brands, Ltd.                                          3,614     5,773
Paladin Resources, Ltd.(a)                                    3,000     9,177
PaperlinX, Ltd.                                               3,185     7,385
Perpetual Trustees Australia, Ltd.                              274    14,857
Publishing & Broadcasting, Ltd.                                 980    13,246
Qantas Airways, Ltd.                                          6,775    14,888
QBE Insurance Group, Ltd.                                     5,602    85,149
Rinker Group, Ltd. ADR                                        1,329    80,564
Rio Tinto, Ltd.                                               2,048   118,505
Santos, Ltd. ADR                                              1,086    39,226
SFE Corp., Ltd.                                                 977    12,039
Sonic Healthcare, Ltd.                                        1,819    19,186
Stockland                                                     9,666    50,410
Suncorp-Metway, Ltd.                                          4,007    57,474
Symbion Health, Ltd.                                            300       682
Symbion Health, Ltd. ADR                                        862     9,798
TABCORP Holdings, Ltd. ADR                                      374    42,235
Telstra Corp., Ltd. ADR                                       2,991    40,977
Toll Holdings, Ltd.                                           3,741    39,015
Transurban Group                                              5,588    28,847
UNiTAB, Ltd.                                                    895     9,816
Vivendi Universal SA ADR                                      7,681   268,144
Wesfarmers, Ltd.                                              2,690    70,577
Westfield Group NPV                                          10,604   136,490
Westpac Banking ADR                                           2,621   226,323
Woodside Petroleum, Ltd.                                      3,504   114,545
Woolworths, Ltd.                                              8,342   124,856
WorleyParsons, Ltd.                                           1,000    14,950
Zinifex, Ltd.                                                 3,500    26,240
                                                                    ---------
                                                                    4,535,276
                                                                    ---------
Austria--0.5%
Andritz AG                                                       62    10,232
BETandWIN.Com Interactive Entertainment AG(a)                   130    10,290
Boehler-Uddeholm AG                                           1,109    15,155
Erste Bank Der Oesterreichisch                                2,725    76,655
Flughafenwien AG                                                 71     5,424
Immoeast Immobilien Anlagen AG(a)                             1,200    12,873
Immofinanz Immobilien Anlagen AG(a)                           3,245    36,024
Mayr-Melnhof Karton AG                                           28     4,510
Meinl European Land, Ltd.(a)                                  1,056    21,515
OMV AG                                                        1,156    68,726
Raiffeisen International Bank Holdiing AG                       243    21,049
RHI AG(a)                                                       159     5,144
Telekom Austria AG ADR                                        1,264    56,463
Verbund Class A                                                 520    24,993
Voestalpine AG                                                  135    20,476
Wiener Staedtische Allgemeine Versicherung AG                   214    12,582
Wienerberger AG                                                 465    22,060
                                                                    ---------
                                                                      424,171
                                                                    ---------
Belgium--1.1%
AGFA-Gevaert NV                                                 660    15,975
Barco NV                                                         77     7,113
Bekaert SA                                                       95     9,118
Belgacom SA                                                   1,143    37,897
Cofinimmo                                                        40     6,913
Colruyt SA                                                      108    16,858
Compagnie Maritime Belge SA                                     119     3,470
Delhaize Group ADR                                              511    35,305
Dexia                                                         3,878    93,232
D'ieteren SA                                                     19     6,139
Euronav NV                                                      125     3,853
Fortis NL                                                     8,384   285,373
Groupe Bruxelles Lambert SA                                     501    52,426
Interbrew SA                                                  1,354    66,349
KBC Bancassurance Holding                                     1,361   146,025
Mobistar SA                                                     194    15,371

  The accompanying notes are an integral part of these financial statements.

Omega Pharma SA                                                 135     9,420
Solvay SA                                                       468    53,827
UCB SA                                                          607    32,816
Umicore                                                         166    22,156
                                                                    ---------
                                                                      919,636
                                                                    ---------
Bermuda--0.0%
Frontline, Ltd.                                                 358    13,366
SeaDrill, Ltd.(a)                                             1,400    18,475
                                                                    ---------
                                                                       31,841
                                                                    ---------
Cayman Islands--0.0%
Foxconn International Holdings, Ltd.(a)                      14,900    31,926
                                                                    ---------
Denmark--0.7%
AP Moller - Maersk A/S                                            8    62,387
Bang & Olufsen, A/S Class B                                      77     8,505
Carlsberg A/S Class B                                           217    15,848
Codan A/S                                                       100     7,225
Coloplast A/S                                                   181    13,422
Dampskibseelskabet TORM-ADR                                      99     4,662
Danisco A/S                                                     338    24,603
Danske Bank A/S                                               3,089   117,265
DSV, de Sammensluttede Vagnmaend                                142    23,760
East Asiatic Co., Ltd. A/S                                      128     4,829
FLSmidth & Co., A/S Class B                                     288    10,892
GN Store Nord                                                 1,573    18,046
H Lundbeck A/S                                                  387     8,819
Jyske Bank(a)                                                   400    23,075
NKT Holding A/S                                                 133     8,315
Novo-Nordisk A/S, Class B                                     1,695   107,785
Novozymes A/S, Class A                                          340    22,949
Sydbank A/S                                                     500    16,585
Topdanmark A/S(a)                                               127    17,648
TrygVesta AS                                                    185    11,528
Vestas Wind Systems A/S(a)                                    1,363    37,327
William Demant Holding(a)                                       178    13,287
                                                                    ---------
                                                                      578,762
                                                                    ---------
Finland--1.4%
Amer Group L/C                                                1,027    10,722
Cargotec Corp., Class B                                         259    11,327
Elisa Oyj, Class A                                            1,114    21,174
Fortum Oyj                                                    3,129    79,915
KCI Konecranes Oyj                                              370     6,648
Kesko, Class B                                                  474    18,186
Kone Oyj                                                        540    22,435
Metso Oyj ADR                                                   915    33,096
Neste Oil Oyj                                                   943    33,130
Nokia Oyj                                                    30,002   607,840
Nokian Renkaat Oyj                                              696     9,132
OKO Bank Class A                                                646     9,493
Orion Oyj Class B                                               553    10,979
Outokumpu Oyj, Class A                                          778    18,180
Rautaruukki Oyj                                                 583    17,549
Sampo Oyj, Class A                                            3,007    57,333
Sanoma-WSOY Oyj                                                 500    12,032
Stora Enso Oyj                                                4,294    60,030
Tietoenator Oyj                                                 556    16,040
UPM Kymmene Oyj                                               3,731    80,179
Uponor Oyj                                                      345     9,312
Wartsila Corp., Class B                                         447    18,806
YIT OYJ                                                         920    22,511
                                                                    ---------
                                                                    1,186,049
                                                                    ---------
France--8.2%
Accor SA                                                      1,438    87,454

  The accompanying notes are an integral part of these financial statements.

Accor SA ADR                                                      1        30
Air France-KLM                                                  902    21,116
Alcatel SA(a)                                                 8,895   112,166
Alstom(a)                                                       837    76,485
Atos Origin SA(a)                                               490    32,022
Axa SA                                                       10,677   349,992
BNP Paribas                                                  11,742   561,899
Bouygues SA                                                   1,456    74,740
Business Objects SA ADR(a)                                      682    18,550
Cap Gemini SA                                                   924    52,679
Carrefour SA                                                  4,268   249,900
Casino Guichard-Perrachon SA                                    363    27,572
CNP Assurances                                                  336    31,883
Compagnie de Saint-Gobain                                     2,200   156,939
Credit Agricole SA                                            4,170   158,202
Dassault Systemes SA                                            386    20,520
Essilor International SA                                        666    66,966
European Aeronautic Defence & Space Co.                       2,314    66,360
France Telecom SA ADR                                        11,594   253,445
Gaz de France                                                 1,340    44,915
Gecina SA                                                        83    10,864
Groupe Danone ADR                                             7,887   210,346
Hermes International                                            444    39,244
Imerys SA                                                       217    17,332
Klepierre                                                       127    14,701
Lafarge SA                                                    4,070   127,432
Lagardere S.C.A.                                                899    66,327
L'Air Liquide SA                                                805   156,658
L'Oreal SA                                                    2,117   199,774
LVMH Moet Hennessy Louis Vuitton SA                           1,719   170,328
M6-Metropole Television                                         500    15,630
Michelin (CGDE) Class B                                       1,031    61,926
Neopost SA                                                      218    24,814
Pagesjaunes Groupe SA                                           927    29,089
Pernod-Ricard SA                                                534   105,731
Pernod-Ricard SA - New(a)                                         2        99
Pinault Printemps Redoute SA                                    484    61,649
Psa Peugeot Citroen ADR                                       1,084    67,432
Publicis Groupe ADR                                             999    38,242
Renault SA                                                    1,373   147,287
Safran SA                                                     1,166    25,364
Sanofi-Aventis ADR                                           14,928   726,994
Schneider Electric SA                                         1,610   167,519
SCOR ADR                                                      5,971    12,957
Societe BIC SA                                                  205    13,268
Societe Des Autoroutes Paris                                    200    13,739
Societe Television Francaise 1                                  882    28,727
Sodexho Alliance SA ADR                                         653    31,266
Suez SA                                                       7,000   292,250
Technip-Coflexip SA                                             704    38,804
Thales SA                                                       648    25,261
Thomson/ex-TMM                                                1,904    31,416
Total SA                                                      1,200    78,806
TotalFinaElf SA ADR                                          14,806   970,089
Unibail                                                         310    53,993
Valeo SA ADR                                                  1,008    17,941
Vallourec                                                        50    60,161
Veolia Environnement ADR                                      2,002   103,543
Vinci SA                                                      1,382   142,073
Vivendi                                                         600    20,953
Zodiac SA                                                       260    14,584
                                                                    ---------
                                                                    6,898,448
                                                                    ---------
Germany--6.4%
Adidas-Salomon AG                                             1,380    66,351
Allianz AG ADR                                               28,343   447,820
Altana AG                                                       507    28,331
BASF AG                                                       3,611   289,927
Bayer AG                                                      4,908   225,326
Beiersdorf AG                                                   114    17,196

  The accompanying notes are an integral part of these financial statements.

Bilfinger Berger AG                                             300    16,314
Celesio AG                                                      260    23,602
Commerzbank AG                                                4,525   164,262
Continental AG ADR                                              958    98,021
Daimlerchrysler AG                                            6,481   319,902
Deutsche Bank AG                                              3,859   433,355
Deutsche Boerse AG                                              783   106,663
Deutsche Lufthansa AG                                         1,626    30,001
Deutsche Post AG                                              5,227   140,347
Deutsche Postbank AG                                            391    28,068
Deutsche Telekom AG ADR                                      19,308   309,700
Douglas Holdings AG                                             226    10,422
E.ON AG ADR                                                  13,224   507,140
Fresenius Medical Care AG ADR                                 1,399    53,470
Heidelberger Druckmaschinen                                     451    20,651
Henkel KGaA                                                     444    50,749
Hochtief AG                                                     345    19,215
Hypo Real Estate Holdings ADR                                   977    59,214
Infineon Technologies AG(a)                                   5,381    60,052
Ivg Immobilien AG                                               603    18,476
KarstadtQuelle AG(a)                                            466    12,244
Linde AG                                                        584    44,955
Linde AG Rights(a)                                              584     2,256
MAN AG                                                          917    66,349
Merck KGaA                                                      331    30,079
Metro AG                                                      1,045    59,180
MLP AG                                                          446     9,139
Muenchener Rueckversicherungs-Gesellschaft AG                 1,431   195,207
Premiere AG(a)                                                  480     4,674
Puma AG Rudolf Dassler Sport                                     80    31,124
Rheinmetall AG                                                  300    20,806
Rwe AG ADR                                                    3,126   260,210
Salzgitter AG                                                   300    25,176
SAP AG ADR                                                    6,332   332,556
Siemens AG ADR                                                6,045   524,827
Solarworld AG                                                   400    25,088
Suedzucker AG                                                   484    10,730
ThyssenKrupp AG                                               2,586    88,136
TUI AG                                                        1,505    29,858
Volkswagen AG ADR                                             7,105    99,570
Wincor Nixdorf AG                                               107    13,552
                                                                    ---------
                                                                    5,430,291
                                                                    ---------
Greece--0.6%
Alpha Credit Bank                                             2,824    70,436
Cosmote Mobile Telecommunications SA                            670    15,124
EFG Eurobank                                                  1,672    46,541
Emporiki Bank of Greece SA                                      660    22,866
Folli--Follie SA                                                112     2,617
Germanos SA                                                     335     8,009
Greek Organization of Football                                1,594    57,911
Hellenic Bottling Company SA                                    821    24,439
Hellenic Exchanges SA                                           310     4,978
Hellenic Petroleum SA                                           819    10,862
Hellenic Technodomiki Tev SA                                    889     8,546
Hellenic Telecommunications Organization SA(a)                2,305    50,755
Intracom SA                                                     594     3,941
Motor Oil (Hellas) SA                                           300     7,966
National Bank of Greece SA ADR                               11,245    89,961
Piraeus Bank SA                                               1,495    35,495
Public Power Corp.                                              705    16,673
Technical Olympic SA                                            561     2,521
Titan Cement Co. SA                                             391    18,353
Viohalco                                                        736     6,725
                                                                    ---------
                                                                      504,719
                                                                    ---------
Hong Kong--1.5%
ASM Pacific Technology, Ltd.                                  1,204     5,878
Bank of East Asia, Ltd.                                      10,209    41,996

  The accompanying notes are an integral part of these financial statements.

BOC Hong Kong Holdings, Ltd.                                 26,238    51,366
Cathay Pacific Airways, Ltd.                                  1,455    12,739
Cheung Kong Holdings, Ltd.                                   10,822   117,400
Cheung Kong Infrastructure Holdings Ltd.                      3,212     9,285
Clp Holdings, Ltd.                                           12,864    75,277
Esprit Holdings, Ltd.                                         6,961    56,888
Giordano International, Ltd.                                 10,230     4,844
Hang Lung Properties, Ltd.                                    2,595    23,220
Hang Seng Bank, Ltd.                                          5,430    68,863
Henderson Land Development                                    5,205    27,041
Hong Kong & China Gas                                        25,545    56,076
Hong Kong Electric Holdings                                   9,837    44,518
Hong Kong Exchanges & Clearing, Ltd.                          7,455    47,997
Hopewell Holdings                                             4,544    12,821
Hutchison Telecommunications lnternational Ltd.(a)           10,460    16,873
Hutchison Whampoa, Ltd.                                      15,150   138,321
Hysan Development Co., Ltd.                                   4,561    12,870
Johnson Electric Holdings, Ltd. ADR                           1,011     7,355
Kerry Properties, Ltd.                                        3,317    11,330
Kingboard Chemical Holdings Ltd.                              3,883    10,941
Li & Fung, Ltd.                                              13,773    27,912
Link REIT (The)(a)                                           15,083    30,206
Melco International Development, Ltd.                         4,500    11,318
MTR Corp.                                                     9,739    23,574
New World Development, Ltd. ADR                               8,897    29,325
Orient Overseas International, Ltd.                           1,569     5,687
PCCW, Ltd.                                                    2,622    19,088
Shangri-La Asia, Ltd.                                           474    18,248
Shun Tak Holdings, Ltd.                                       6,700     8,756
Sino Land Co.                                                 9,154    14,640
Solomon Systech International, Ltd.                          13,609     3,444
Sun Hung Kai Properties, Ltd.                                 9,750    99,421
Swire Pacific, Ltd.                                           6,690    69,037
Techtronic Industries Co., Ltd.                               7,344     9,934
Television Broadcasts, Ltd.                                     200     1,236
Television Broadcasts, Ltd. ADR                                 925    11,433
Texwinca Holdings, Ltd.                                       4,257     2,858
Wharf Holdings, Ltd.                                          8,690    30,913
Wing Hang Bank, Ltd.                                          1,222    10,726
Yue Yuen Industrial Holdings                                  3,415     9,397
                                                                    ---------
                                                                    1,291,052
                                                                    ---------
Ireland--0.8%
Allied Irish Bank                                             3,082   149,046
Bank of Ireland ADR                                           1,732   124,444
C&C Group PLC                                                 2,196    19,066
CRH PLC ADR                                                   3,795   126,335
DCC PLC                                                         566    13,605
Depfa Bank PLC                                                2,445    40,604
Elan Corp. PLC(a)                                             2,971    49,616
Fyffes PLC                                                    2,217     3,917
Grafton Group PLC                                             1,636    20,605
Greencore Group PLC                                           1,106     5,211
Iaws Group PLC                                                  715    12,629
Independent News & Media PLC                                  4,070    11,909
Irish Life & Permanent PLC                                    1,966    46,762
Kerry Group PLC, Class A                                        959    20,609
Kingspan Group PLC                                              882    15,397
Paddy Powerl PLC                                                308     5,336
Ryanair Holdings PLC ADR(a)                                     241    12,706
                                                                    ---------
                                                                      677,797
                                                                    ---------
Italy--3.6%
Alleanza Assicurazioni SpA                                    3,052    34,592
Arnoldo Mondadori Editore SpA                                   876     8,442
Assicurazioni Generali SpA                                    6,844   248,801
Autogrill SpA                                                   763    11,749
Autostrade SpA                                                2,056    57,771
Banca Fideuram SpA                                            2,104    12,233

  The accompanying notes are an integral part of these financial statements.

Banca Intesa SpA                                             27,532   160,591
Banca Intesa SpA--RNC                                         6,602    35,727
Banca Monte dei Paschi di Sien SpA                            7,883    47,396
Banca Popolare di Milano SCRL                                 2,984    37,976
Banche Popolari Unite SCRL                                    2,493    64,534
Banco Popolare di Verona e Novara SCRL                        2,654    71,082
Benetton Group SPA                                              234     7,032
Bulgari SpA                                                   1,062    12,026
Capitalia SpA                                                11,939    97,763
Enel SpA ADR                                                  6,112   262,938
Eni SpA ADR                                                   9,242   542,967
Fiat SpA ADR(a)                                               3,964    52,642
Finmeccanica SpA                                              2,115    46,908
Fondiaria-Sai SpA                                               500    20,411
Gruppo Editoriale L'Espresso SpA                              1,205     6,427
Italcementi SpA                                                 510    12,884
Lottomatica SPA                                                 412    15,606
Luxottica Group SpA                                              39     1,057
Luxottica Group SpA ADR                                         956    25,936
Mediaset SpA                                                  5,548    65,345
Mediobanca SpA                                                3,369    65,884
Mediolanum SpA                                                1,875    13,155
Pirelli & Co. SpA                                            20,407    17,735
San Paolo IMI SpA                                             7,936   140,257
Seat Pagine Gialle SpA                                       30,050    13,968
Snam Rete Gas SpA                                             6,965    30,595
Telecom Italia SpA                                                3         8
Telecom Italia SpA ADR (Ordinary)                             7,626   212,918
Telecom Italia SpA ADR (Savings)                              4,351   111,864
Terna SpA                                                     8,652    23,056
Tiscali SpA(a)                                                1,879     5,573
UniCredito Italiano SpA                                      55,453   433,568
Unipol SpA                                                    6,400    18,603
                                                                    ---------
                                                                    3,048,020
                                                                    ---------
Japan--22.8%
77 Bank, Ltd.(The)                                            2,265    15,754
Acom Co., Ltd.                                                2,248    30,531
Aderans Co., Ltd.                                               242     6,536
Advantest Corp.                                               2,135    54,656
Aeon Co., Ltd.                                                4,082    89,776
Aeon Credit Service Co., Ltd.                                   643    15,673
Aiful Corp.                                                     570    30,442
Aisin Seiki Co., Ltd                                          1,410    42,001
Ajinomoto Co., Inc.                                           4,389    48,702
Alfresa Holdings Corp.                                          171    10,638
All Nippon Airways Co., Ltd.                                  4,000    15,404
Alps Electric Co., Ltd.                                       1,196    14,968
Amada Co., Ltd.                                               2,601    27,339
Amano Corp                                                      388     5,778
Aoyama Trading Co., Ltd.                                        432    13,545
Arrk Corp.                                                      400     9,437
Asahi Breweries, Ltd.                                         2,645    37,164
Asahi Glass Co., Ltd.                                         6,640    84,368
Asahi Kasei Corp.                                             8,604    56,329
Asatsu-DK, Inc.                                                 228     7,381
Asics Corp.                                                   1,100    11,220
Astellas Pharma Inc.                                          3,859   142,011
Autobacs Seven Co., Ltd.                                        179     7,808
Bank of Fukoaka, Ltd.                                         3,956    30,128
Bank of Kyoto Ltd. (The)                                      1,765    19,150
Bank of Yokohama, Ltd.(The)                                   8,731    67,531
Benesse Corp.                                                   470    16,239
Bridgestone Corp.                                             4,361    84,216
Canon Sales Co., Inc.                                           536    11,061
Canon, Inc. ADR                                               4,976   364,591
Casio Computer Co., Ltd.                                      1,553    29,715
Central Glass Co., Ltd.                                       1,196     7,124
Central Japan Railway Co.                                        11   109,711
Chiba Bank, Ltd.(The)                                         5,451    51,033

  The accompanying notes are an integral part of these financial statements.

Chiyoda Corp.                                                 1,036  21,219
Chubu Electric Power Co., Inc.                                4,415 119,381
Chugai Pharmaceutical Co., Ltd.                               2,015  41,189
Circle K Sunkus Co., Ltd.                                       293   6,341
Citizen Watch Co., Ltd.                                       2,683  24,306
Coca-Cola West Japan Co., Ltd.                                  342   7,255
COMSYS Holdings Corp.                                           877  10,862
Credit Saison Co., Ltd.                                       1,135  53,836
CSK Holdings Corp.                                              479  21,872
Dai Nippon Printing Co., Ltd.                                 4,446  68,819
Daicel Chemical Industries Ltd.                               1,891  15,521
Daido Steel Co., Ltd.                                         2,414  18,990
Daifuku Co., Ltd.                                               600   9,909
Daiichi Sankyo Co., Ltd.                                      5,299 145,997
Daikin Industries, Ltd.                                       1,676  58,163
Daimaru Inc.                                                  1,555  20,608
Dainippon Ink & Chemicals, Inc.                               4,675  17,596
Dainippon Screen Manufacturing Co., Ltd.                      1,439  13,185
Daito Trust Construction Co., Ltd.                              550  30,545
Daiwa House Industry Co., Ltd.                                3,471  55,567
Daiwa Securities Group, Inc.                                  8,930 106,524
Denki Kagaku Kogyo Kabushiki Kaisha                           3,310  13,800
Denso Corp.                                                   3,773 123,654
Dentsu Inc.                                                      12  33,242
Dowa Mining Co., Ltd.                                         1,884  16,765
E*Trade Securities Co., Ltd.                                      6   8,022
eAccess Ltd.                                                      8   5,248
East Japan Railway Co.                                           23 171,182
Ebara Corp.                                                   2,384  10,199
EDION Corp.                                                     500   9,929
Eisai Co., Ltd. ADR                                           1,760  79,289
Electric Power Development Co., Ltd.                          1,164  44,412
Elpida Memory, Inc.(a)                                          462  17,402
FamilyMart Co., Ltd.                                            468  13,510
Fanuc, Ltd.                                                   1,241 111,593
Fast Retailing Co., Ltd.                                        361  29,579
Fuji Electric Holdings Co., Ltd.                              3,927  20,589
Fuji Photo Film Co., Ltd.                                     3,432 115,343
Fuji Soft ABC, Inc.                                             205   6,787
Fuji Television Network, Inc.                                     4   8,893
Fujikura Ltd.                                                 2,553  28,213
Fujitsu, Ltd.                                                13,094 101,592
Furukawa Electric Co. (The)                                   4,379  28,384
Glory Ltd.                                                      444   8,562
Goodwill Group, Inc. (The)                                        8   5,926
Gunma Bank, Ltd.(The)                                         2,648  19,726
Gunze Ltd.                                                    1,422   8,485
Hakuhodo DY Holdings, Inc.                                      159  11,724
Hankyu Department Stores, Inc.                                1,061   8,240
Haseko Corp.(a)                                               5,300  18,046
Hikari Tsushin, Inc.                                            158   8,553
Hino Motors, Ltd.                                             1,798  10,479
Hirose Electric Co., Ltd.                                       204  24,822
Hitachi Cable Ltd.                                            1,175   5,454
Hitachi Capital Corp.                                           340   5,959
Hitachi Chemical Co., Ltd.                                      801  21,034
Hitachi Construction Machinery Co., Ltd.                        668  16,133
Hitachi High-Technologies Corp.                                 400  12,177
Hitachi, Ltd. ADR                                             2,394 158,172
Hokkaido Electric Power Co., Inc.                             1,260  29,950
Hokugin Financial Group, Inc.                                 9,236  38,584
Honda Motor Co., Ltd. ADR                                    11,143 354,570
House Foods Corp.                                               518   7,839
Hoya Corp. ADR                                                3,073 109,409
Ibiden Co., Ltd.                                                863  41,573
Index Holdings                                                    7   6,937
INPEX Holdings, Inc.(a)                                           6  53,011
Isetan Co., Ltd.                                              1,336  22,779
Ishikawajima-Harima Heavy Industries Co., Ltd.                8,194  25,983
Ito En, Ltd.                                                    444  16,249
Itochu Corp.                                                 10,923  96,238

  The accompanying notes are an integral part of these financial statements.

Itochu Techno-Science Corp.                                     188   8,682
Jafco Co., Ltd.                                                 214  12,888
Japan Airlines System Corp.                                   4,000  10,044
Japan Prime Realty Investment Corp.                               3   9,035
Japan Real Estate Investment Corp.                                2  17,839
Japan Retail Fund Investment Corp.                                2  15,751
Japan Steel Works Ltd., (The)                                 2,400  16,460
Japan Tobacco, Inc.                                              30 109,680
JFE Holdings, Inc.                                            4,032 171,376
JGC Corp.                                                     1,401  24,145
Joyo Bank, Ltd.(The)                                          4,750  28,912
JS Group Corp.                                                1,944  40,913
JSR Corp.                                                     1,238  31,372
JTEKT Corp.                                                   1,301  25,187
Kajima Corp.                                                  6,407  29,434
Kaken Pharmaceutical Co., Ltd.                                  578   4,343
Kamigumi Co., Ltd.                                            1,830  13,928
Kaneka Corp.                                                  2,257  20,543
Kansai Electric Power Co., Inc. (The)                         5,462 122,354
Kansai Paint Co., Ltd.                                        1,543  12,353
Kao Corp. ADR                                                   352  92,222
Katokichi Co., Ltd.                                             913   9,202
Kawasaki Heavy Industries, Ltd. ADR                           2,177  29,327
Kawasaki Kisen Kaisha, Ltd.                                   3,624  20,999
KDDI Corp.                                                       16  98,577
Keihin Electric Express Railway Co., Ltd.                     2,970  21,051
Keio Electric Railway Co., Ltd.                               3,865  25,074
Keisei Electric Railway Co., Ltd.                             1,795  10,147
Keyence Corp.                                                   261  66,669
Kikkoman Corp.                                                1,057  13,188
Kinden Corp.                                                    971   8,332
Kintetsu Corp.                                               11,581  38,667
Kirin Brewery Co., Ltd                                        5,563  87,546
Kobe Steel, Ltd.                                             19,188  60,136
Kokuyo Co., Ltd.                                                548   9,170
Komatsu, Ltd. ADR                                             1,627 129,516
Komori Corp.                                                    380   8,104
Konami Corp.                                                    635  14,351
Konica Minolta Holdings, Inc.                                 3,318  42,029
Kose Corp.                                                      210   6,619
Kubota Corp. ADR                                              1,561  74,382
Kuraray Co., Ltd.                                             2,607  29,213
Kurita Water Industries, Ltd.                                   854  17,564
Kyocera Corp. ADR                                             1,142  88,791
Kyowa Hakko Kogyo Co., Ltd.                                   2,287  15,434
Kyushu Electric Power Co., Inc.                               2,698  62,807
Lawson, Inc.                                                    433  15,797
Leopalace21 Corp.                                               893  30,796
Mabuchi Motor Co., Ltd.                                         192  11,489
Makita Corp.                                                    743  23,457
Marubeni Corp.                                               10,090  53,977
Marui Co., Ltd.                                               2,315  36,146
Matsui Securities Co., Ltd.                                     821   7,797
Matsumotokiyoshi Co., Ltd.                                      273   6,936
Matsushita Electric Industrial Co., Ltd. ADR                 13,880 293,285
Matsushita Electric Works, Ltd.                               2,312  25,746
Mediceo Holdings Co., Ltd.                                    1,196  21,380
Meiji Dairies Corp.                                           1,675  11,709
Meiji Seika Kaisha, Ltd.                                      2,187  11,159
Meitec Corp.                                                    235   7,670
Millea Holdings, Inc.                                         1,978 184,013
Minebea Co., Ltd. ADR                                         1,283  13,984
Mitsubishi Chemical Holdings Corp.                            8,302  51,961
Mitsubishi Corp. ADR                                          4,887 195,368
Mitsubishi Electric Corp.                                    13,796 110,711
Mitsubishi Estate Co., Ltd.                                   7,898 168,264
Mitsubishi Gas Chemical Co., Inc.                             2,641  30,412
Mitsubishi Heavy Industries, Ltd.                            22,590  97,708
Mitsubishi Logistics Corp.                                      734  11,488
Mitsubishi Materials Corp.                                    6,885  29,481
Mitsubishi Rayon Co., Ltd.                                    3,828  31,226

  The accompanying notes are an integral part of these financial statements.

Mitsubishi Securities Co., Ltd.                               1,782  23,136
Mitsubishi UFJ Financial Group Inc. ADR                      58,011 809,254
Mitsui & Co., Ltd. ADR                                          538 151,824
Mitsui Chemicals, Inc.                                        4,458  29,166
Mitsui Engineering & Shipbuilding Co., Ltd.                   4,892  15,008
Mitsui Fudosan Co., Ltd.                                      5,643 122,772
Mitsui Mining & Smelting Co., Ltd.                            4,019  23,809
Mitsui O.S.K. Lines, Ltd.                                     7,685  52,389
Mitsui Sumitomo Insurance Co.                                 8,513 106,898
Mitsui Trust Holdings, Inc.                                   3,804  45,619
Mitsukoshi, Ltd.                                              2,887  13,223
Mitsumi Electric Co., Ltd.                                      479   5,674
Mizuho Financial Group, Inc.                                     65 551,860
Murata Manufacturing Co., Ltd.                                1,475  95,944
Namco Bandai Holdings, Inc.                                   1,506  22,967
NEC Corp. ADR                                                14,485  77,205
NEC Electronics Corp.                                           252   8,088
Net One Systems Co., Ltd.                                         4   7,469
NGK Insulators, Ltd.                                          1,849  21,674
NGK Spark Plug Co., Ltd.                                      1,264  25,454
NHK Spring Co., Ltd.                                          1,119  12,902
Nichirei Corp.                                                1,741   9,332
Nidec Corp.                                                     723  51,928
Nikko Cordial Corp.                                           5,896  75,408
Nikon Corp.                                                   2,107  36,901
Nintendo Co., Ltd.                                              675 113,540
Nippon Building Fund, Inc.                                        3  29,101
Nippon Electric Glass Co., Ltd.                               1,611  32,311
Nippon Express Co., Ltd.                                      5,716  30,961
Nippon Kayaku Co., Ltd.                                       1,099   9,174
Nippon Light Metal Co., Ltd.                                  3,276   8,992
Nippon Meat Packers, Inc.                                     1,193  13,847
Nippon Mining Holdings, Inc.                                  5,824  49,214
Nippon Oil Corp.                                              8,912  65,281
Nippon Sheet Glass Co., Ltd.                                  2,815  15,681
Nippon Shokubai Co., Ltd.                                       934  11,451
Nippon Steel Corp.                                           43,792 166,131
Nippon Telegraph & Telephone ADR                              7,006 171,437
Nippon Unipac Holding                                             6  24,564
Nippon Yusen Kabushiki Kaisha                                 7,458  48,590
Nishimatsu Construction Co., Ltd.                             1,849   6,904
NISHI-NIPPON City Bank Ltd.                                   3,710  17,802
Nissan Chemical Industries, Ltd.                              1,124  14,061
Nissan Motor Co.,Ltd. ADR                                     8,098 177,994
Nisshin Seifun Group, Inc.                                    1,300  14,523
Nisshin Steel Co., Ltd.                                       6,097  19,649
Nisshinbo Industries, Inc.                                    1,205  13,199
Nissin Food Products Co., Ltd.                                  617  21,816
Nitori Co., Ltd.                                                250  12,180
Nitto Denko Corp.                                             1,156  82,449
NOK Corp.                                                       802  23,313
Nomura Holdings, Inc. ADR                                    12,450 234,060
Nomura Real Estate Office Fund, Inc.                              1   7,929
Nomura Research                                                 153  18,949
NSK, Ltd.                                                     3,155  26,221
NTN Corp.                                                     2,780  22,048
NTT Data Corp.                                                    9  39,092
NTT Docomo, Inc. ADR                                         11,618 170,320
NTT Urban Development Corp.                                       2  15,675
Obayashi Corp.                                                4,653  32,033
Obic Co., Ltd.                                                   47   9,501
Odakyu Electric Railway Co., Ltd.                             4,422  28,540
Oji Paper Co., Ltd.                                           5,225  29,759
Oki Electric Industry Co., Ltd.                               4,015   9,471
OKUMA Corp.                                                   1,000  11,302
Okumura Corp.                                                 1,258   6,991
Olympus Corp.                                                 1,636  43,798
Omron Corp.                                                   1,627  41,488
Onward Kashiyama Co., Ltd.                                    1,001  15,420
Oracle Corp., Japan                                             218  10,219
Oriental Land Co., Ltd.                                         340  19,164

  The accompanying notes are an integral part of these financial statements.

Orix Corp. ADR                                                1,176 143,754
Osaka Gas Co., Ltd.                                          14,357  46,217
OSG Corp.                                                       600  10,120
Otsuka Corp.                                                    100  11,285
Park24 Co., Ltd.                                                300   8,870
Pioneer Corp.                                                 1,100  17,763
Promise Co., Ltd.                                               608  35,267
QP Corp.                                                        685   6,513
Rakuten, Inc.                                                    44  26,242
Resona Holdings, Inc.(a)                                         31  98,011
Ricoh Co., Ltd.                                                 957  94,982
Rinnai Corp.                                                    240   6,375
Rohm Co., Ltd.                                                  719  64,417
Ryohin Keikaku Co., Ltd.                                        163  13,417
Sanken Electric Co., Ltd.                                       718   9,138
Sankyo Co., Ltd./Gunma                                          431  27,387
Santen Pharmaceutical Co., Ltd.                                 527  12,543
Sanwa Shutter Corp.                                           1,192   7,030
Sanyo Electric Co., Ltd.                                     11,520  24,791
Sapporo Holdings, Ltd.                                        1,751   8,872
SBI Holdings, Inc.                                               51  22,574
Secom Co., Ltd.                                               1,516  71,740
Sega Sammy Holdings Inc. ADR                                  5,282  48,978
Seiko Epson Corp.                                               926  25,243
Seino Transportation Co., Ltd.                                1,002  10,602
Sekisui Chemical Co., Ltd.                                    3,257  28,170
Sekisui House, Ltd. ADR                                       3,864  53,102
Seven & I Holdings Co., Ltd.                                  5,680 187,482
SFCG Co., Ltd.                                                   38   8,664
Sharp Corp.                                                   7,070 111,891
Shimachu Co., Ltd.                                              315   8,244
Shimamura Co., Ltd.                                             137  15,048
Shimano, Inc.                                                   538  16,474
Shimizu Corp.                                                 4,226  23,681
Shin-Etsu Chemical Co., Ltd.                                  2,753 149,901
Shinko Electric Industries Co., Ltd.                            500  14,521
Shinko Securities Co., Ltd.                                   3,419  14,501
Shinsei Bank, Ltd.                                            9,509  60,332
Shionogi & Co., Ltd.                                          2,131  38,091
Shiseido Co., Ltd.                                            2,591  50,892
Shizuoka Bank, Ltd.(The)                                      4,138  44,700
Showa Denko Kabushiki Kaisha                                  7,159  31,901
Showa Shell Sekiyu Kabushiki Kaisha                           1,382  16,253
Skylark Co., Ltd.                                               579  12,685
SMC Corp.                                                       367  52,050
Softbank Corp.                                                5,176 116,187
Sojitz Corp.(a)                                               2,677  10,597
Sompo Japan Insurance, Inc.                                   6,064  84,717
Sony Corp. ADR                                                7,097 312,553
Stanley Electric Co., Ltd.                                    1,072  22,188
Sumco Corp.                                                     325  18,563
Sumitomo Bakelite Co., Ltd.                                   1,233  11,611
Sumitomo Chemical Co., Ltd.                                  10,532  87,977
Sumitomo Corp. ADR                                            7,758 102,409
Sumitomo Electric Industries, Ltd.                            5,074  74,403
Sumitomo Heavy Industries, Ltd.                               4,042  37,388
Sumitomo Metal Industries, Ltd. ADR                           2,977 122,919
Sumitomo Metal Mining Co.                                     3,847  50,466
Sumitomo Mitsui Financial Group, Inc.                            40 424,056
Sumitomo Osaka Cement Co., Ltd.                               2,829   8,721
Sumitomo Realty & Development                                 2,707  66,869
Sumitomo Rubber Industries, Ltd.                              1,214  13,385
Sumitomo Titanium Corp.                                         200  31,784
Sumitomo Trust & Banking Co., Ltd. ADR                        8,966  98,041
Suruga Bank Ltd.                                              1,351  18,313
Suzuken Co., Ltd.                                               552  21,923
T&D Holdings, Inc.                                            1,629 131,470
Taiheiyo Cement Corp.                                         7,065  26,102
Taiheiyo Cement Corp. ADR                                        39   1,440
Taisei Corp.                                                  6,844  25,032
Taisho Pharmaceutical Co., Ltd.                               1,135  22,272

  The accompanying notes are an integral part of these financial statements.

Taiyo Nippon Sanso Corp.                                      1,828     14,518
Taiyo Yuden Co., Ltd.                                           728      9,249
Takara Holdings, Inc.                                         1,209      7,074
Takashimaya Co., Ltd.                                         1,921     24,150
Takeda Chemical Industries, Ltd.                              6,352    395,829
Takefuji Corp.                                                  740     44,156
Tanabe Seiyaku Co., Ltd.                                      1,618     19,974
Tdk Corp. ADR                                                   894     67,747
Teijin, Ltd.                                                  6,040     38,424
Terumo Corp.                                                  1,177     39,355
THK Co., Ltd.                                                   791     23,645
TIS Inc.                                                        247      6,918
Tobu Railway Co., Ltd.                                        5,826     27,818
Toda Corp.                                                    1,522      7,365
Toho Co., Ltd.                                                1,021     20,459
Toho Titanium Co., Ltd.                                         200     10,812
Tohoku Electric Power Co., Inc.                               2,976     65,327
Tokai Rika Co., Ltd.                                            400      8,818
Tokuyama Corp.                                                1,658     24,698
Tokyo Broadcasting System, Inc.                                 300      7,233
Tokyo Electric Power Co., Inc. (The)                          8,162    225,760
Tokyo Electron, Ltd.                                          1,142     79,889
Tokyo Gas Co., Ltd.                                          16,124     76,073
Tokyo Seimitsu Co., Ltd.                                        200     10,392
Tokyo Steel Manufacturing Co., Ltd.                             729     15,993
Tokyo Style Co., Ltd.                                           456      5,434
Tokyo Tatemono Co., Ltd.                                      1,812     19,455
Tokyu Corp.                                                   7,532     44,107
Tokyu Land Corp.                                              2,809     21,909
TonenGeneral Sekiyu K.K.                                      2,216     22,816
Toppan Printing Co., Ltd.                                     3,942     44,559
Toray Industries, Inc.                                        9,513     82,646
Toshiba Corp.                                                20,884    136,510
Tosoh Corp.                                                   3,386     13,518
Toto Ltd.                                                     2,015     19,256
Toyo Seikan Kaisha, Ltd.                                      1,141     20,738
Toyo Suisan Kaisha, Ltd.                                        582      9,127
Toyobo Co., Ltd.                                              4,445     12,613
Toyoda Gosei Co., Ltd.                                          477      9,594
Toyota Industries Corp.                                       1,333     52,753
Toyota Motor Corp. Sponsored ADR                             10,216  1,068,492
Toyota Tsusho Corp.                                           1,401     33,704
Trend Micro Inc.                                                652     22,036
Ube Industries, Ltd.                                          6,417     18,596
Uni-Charm Corp.                                                 281     15,553
Uniden Corp.                                                    348      3,868
UNY Co., Ltd.                                                 1,132     16,713
Ushio, Inc.                                                     747     15,811
USS Co., Ltd.                                                   165     10,916
Wacoal Corp.                                                    726     10,171
West Japan Railway Co.                                           11     45,662
Yahoo! Japan Corp.                                              102     54,115
Yakult Honsha Co., Ltd.                                         711     19,328
Yamada Denki Co., Ltd.                                          552     56,302
Yamaha Corp.                                                  1,217     22,889
Yamaha Motor Co., Ltd.                                        1,276     33,470
Yamato Transport Co., Ltd.                                    2,676     47,537
Yamazaki Baking Co., Ltd.                                       838      7,517
Yaskawa Electric Corp.                                        1,276     14,885
Yokogawa Electric Corp.                                       1,377     19,690
Zeon Corp.                                                    1,182     14,116
                                                                    ----------
                                                                    19,318,433
                                                                    ----------
Luxembourg--0.2%
Arcelor ADR                                                   3,865    186,807
                                                                    ----------
Netherlands--5.3%
ABN AMRO Holding NV ADR                                      12,750    348,840

  The accompanying notes are an integral part of these financial statements.

Aegon NV ADR                                                 10,237   174,746
Akzo Nobel NV ADR                                             1,975   106,195
ASML Holding NV(a)                                            3,504    70,851
Buhrmann NV ADR                                                 775    11,199
Corio NV                                                        274    17,039
Euronext NV                                                     689    64,631
Fugro NV                                                        400    17,227
Getronics NV                                                    914     9,814
Hagemeyer NV(a)                                               3,791    17,458
Heineken NV                                                   1,719    72,812
Ing Groep NV ADR                                             13,357   525,197
Koninklijke Ahold NV ADR(a)                                  11,110    96,102
Koninklijke DSM NV                                              900    37,433
Koninklijke DSM NV ADR                                        4,310    44,860
Koninlijke Philips Electronics NV                             9,025   281,038
OCE NV ADR                                                      555     8,147
Qiagen NV(a)                                                  1,015    13,743
Randstad Holdings NV                                            315    18,451
Reed Elsevier NV ADR                                          2,490    74,700
Rodamco Europe NV                                               405    39,676
Royal Dutch Shell PLC ADR Class A                            14,091   943,816
Royal Dutch Shell PLC ADR Class B                             9,843   687,730
Royal KPN NV ADR                                             13,817   155,718
Royal Numico NV                                               1,190    53,360
SBM Offshore NV                                                 936    24,903
STMicroelectronics NV                                         4,881    78,438
TNT NV ADR                                                    2,996   107,258
Unilever NV ADR                                              12,233   275,853
Vedior NV                                                     1,178    24,716
Wereldhave NV                                                   141    13,693
Wolters Kluwer NV                                             2,075    49,005
                                                                    ---------
                                                                    4,464,649
                                                                    ---------
New Zealand--0.1%
Auckland International Airport, Ltd.                          6,975     9,240
Contact Energy, Ltd.                                          2,070     8,995
Fisher & Paykel Appliances Holdings Ltd.                      1,854     5,216
Fisher & Paykel Healthcare Corp., Ltd.                        3,603     9,488
Fletcher Building, Ltd.                                       3,402    18,994
Kiwi Income Property Trust                                    5,094     4,256
Sky City Entertainment Group, Ltd.                            3,027     9,972
Sky Network Television, Ltd.                                  1,427     5,005
Telecom Corporation of New Zealand, Ltd. ADR                  1,743    34,668
Tower, Ltd.(a)                                                2,065     4,335
Vector, Ltd.                                                  1,748     2,602
Warehouse Group, Ltd.                                           996     3,015
                                                                    ---------
                                                                      115,786
                                                                    ---------
Norway--0.8%
Aker Kvaerner ASA                                               200    18,778
DET Norske Oljeselskap ASA                                    6,400    12,855
DNB NOR ASA                                                   4,873    60,593
Norsk Hydro A/S ADR                                           5,225   139,559
Norske Skogindustrier ASA                                     1,235    18,099
Ocean RIG ASA(a)                                              1,300     9,135
Orkla ASA                                                       100     4,630
Orkla ASA ADR Class A                                         1,307    60,597
Petrojarl ASA(a)                                                430     2,833
Petroleum Geo-Services ASA(a)                                   430    26,060
Prosafe ASA                                                     282    17,229
Schibsted ASA                                                   330     8,787
Statoil ASA ADR                                               4,806   137,067
Storebrand ASA                                                1,648    17,017
Tandberg ASA                                                    878     7,258
Tandberg Television ASA(a)                                      530     8,788
Telenor ASA                                                   1,883    68,711
TGS Nopec Geophysical Co. ASA(a)                                800    14,182
Tomra Systems ASA                                               100       812
Tomra Systems ASA                                             1,234    10,012

  The accompanying notes are an integral part of these financial statements.

Yara International ASA ADR                                    1,485  19,808
                                                                    -------
                                                                    662,810
                                                                    -------
Portugal--0.3%
Banco BPI SA                                                  2,161  16,430
Banco Comercial Portugues SA, Class R                        14,023  39,824
Banco Espirito Santo SA                                       1,426  19,213
Brisa-Auto Estradas de Portugal SA                            2,112  22,000
Cimpor Cimentos de Portugal SA                                1,668  11,104
Electricidade DE Portugal ADR                                 1,439  56,581
Jeronimo Martins                                                357   6,097
Portugal Telecom SGPS SA ADR                                  5,678  68,420
PT Multimedia Servicos de Telecommicacaroes e Multimedia
  SGPS SA                                                       554   6,409
Sonae Industria SGPS SA/New(a)                                  565   4,861
Sonae SGPS SA                                                 5,713   8,541
                                                                    -------
                                                                    259,480
                                                                    -------
Singapore--0.8%
Allgreen Properties., Ltd.                                    2,944   2,351
Ascendas Real Estate Investmentment Trust                     6,813   8,298
Capitaland, Ltd.                                              4,086  23,254
CapitaMall Trust                                              5,891   7,894
Chartered Semiconductor Manufacturing, Ltd. ADR(a)              722   6,281
City Developments Ltd.                                          300   1,774
City Developments, Ltd. ADR                                   3,232  19,110
ComfortDelgro Corp., Ltd.                                    12,583  12,187
Cosco Corp. Singapore, Ltd.                                   5,256   4,201
Creative Technology, Ltd.                                       374   2,082
DBS Group Holdings ADR                                        2,002  91,659
Fraser And Neave, Ltd.                                        6,070  15,401
Haw Par Corp., Ltd.                                             700   2,526
Jardine Cycle & Carriage, Ltd.                                  875   5,538
Keppel Corp., Ltd. ADR                                        1,939  36,049
Keppel Land, Ltd.                                             2,371   6,079
Neptune Orient Lines Ltd. ADR                                   787   3,603
Noble Group, Ltd.                                             6,732   4,660
Olam International Ltd.                                       4,203   3,834
Overseas-Chinese Banking Corp., Ltd.                         17,650  73,683
Parkway Holdings, Ltd.                                        4,265   6,681
SembCorp Industries, Ltd.                                     5,552  11,391
SembCorp Marine Ltd.                                          3,640   6,922
Singapore Airlines, Ltd.                                      3,679  29,543
Singapore Airlines, Ltd.                                        300   2,415
Singapore Exchange Ltd.                                       5,731  12,728
Singapore Land, Ltd.                                            917   3,648
Singapore Petroleum Co., Ltd.                                   928   2,970
Singapore Post, Ltd.                                          9,543   6,517
Singapore Press Holdings, Ltd.                               10,724  27,950
Singapore Technologies Engineering, Ltd.                      9,393  17,197
Singapore Telecommunications, Ltd. ADR                        5,358  86,061
SMRT Corp. Ltd.                                               4,296   3,041
STATS ChipPAC, Ltd. ADR(a)                                      904   5,659
Suntec Real Estate Investment Trust                           6,069   4,758
United Overseas Bank, Ltd.                                    4,141  81,702
United Overseas Land, Ltd.                                    3,587   6,503
Venture Corp., Ltd.                                           1,705  11,444
Want Want Holdings Ltd.                                       3,240   4,372
Wing Tai Holdings, Ltd.                                       3,301   2,972
                                                                    -------
                                                                    664,938
                                                                    -------
Spain--3.6%
Abertis Infraestructuras SA                                   1,656  38,774
Acciona SA                                                      194  30,090
Acerinox SA                                                   1,352  23,439
ACS Actividades Cons y Serv                                   1,731  72,111
Altadis SA                                                    1,960  92,521
Antena 3 Television SA                                          551  12,582
Banco Bilbao Vizcaya ADR                                     24,145 497,387

  The accompanying notes are an integral part of these financial statements.

 Banco Popular Espanol SA                                      6,029    89,867
 Banco Santander Central Hispano                              42,022   614,362
 Cintra Concesiones de Infraestructuras de Transporte SA       1,438    18,769
 Corporacion Mapfre SA                                         4,112    15,174
 Ebro Puleva SA                                                  590    12,102
 Endesa SA ADR                                                 6,720   215,846
 Fadesa Inmobiliaria SA                                          400    13,695
 Fomento de Connstrucciones Y Contratas SA                       310    23,548
 Gamesa Corporacion Tecnologica, SA                            1,187    25,397
 Gas Natural SDG SA                                            1,238    37,795
 Grupo Ferrovial SA                                              466    35,527
 Iberdrola SA                                                  5,801   199,576
 Iberia Lineas Aereas de Espana                                3,432     8,851
 Inditex SA                                                    1,564    65,915
 Indra Sistemas SA                                               855    16,770
 Inmobiliaria Colonial SA                                        203    16,115
 Metrovacesa SA                                                  310    27,983
 NH Hoteles SA                                                   450     8,063
 Promotora de Informaciones SA                                   544     8,722
 Repsol SA ADR                                                 6,605   185,336
 Sacyr Vallehermoso SA                                           736    24,572
 Sociedad General de Aguas de Barcelona SA                       442    12,269
 Sogecable SA(a)                                                 272     7,816
 Telefonica Publicidad e Informaciones SA                      1,141    12,340
 Telefonica SA ADR                                            10,613   527,891
 Union Fenosa SA                                                 959    37,120
 Zeltia SA                                                     1,219     8,954
 Zeltia SA Rights(a)                                           1,019       143
                                                                     ---------
                                                                     3,037,422
                                                                     ---------
 Sweden--2.3%
 Alfa Laval AB                                                   650    19,520
 Assa Abloy AB - Class B                                       2,208    37,097
 Atlas Copco AB ADR - Class A                                  2,445    67,884
 Atlas Copco AB ADR - Class B                                  1,411    36,629
 Atlas Copco AB - Class B                                        100     2,600
 Axfood AB                                                       203     5,834
 Billerud AB                                                     262     3,467
 Boliden AB                                                    2,100    38,578
 Capio AB(a)                                                     665    11,920
 Castellum AB                                                  1,135    11,612
 D Carnegie & Co. AB                                             498     9,105
 Electrolux AB, Class A, ADR                                     974    28,124
 Elekta AB Class B                                               602    10,183
 Eniro AB                                                      1,202    12,625
 Ericsson ADR                                                 10,818   357,427
 Fabege AB                                                       546    10,157
 Getinge AB                                                    1,337    22,720
 Hennes & Mauritz AB, Class B                                  3,350   129,595
 Hoganas AB Class B                                              186     4,619
 Holmen AB Class B                                               359    14,472
 Husqvarna AB-ADR                                                974    23,460
 Kungsleden AB                                                 1,030    12,083
 Lundin Petroleum AB(a)                                        1,267    15,320
 Modern Times Group AB - B Shares                                345    18,117
 Modern Times Group AB - Redemption B Shares                     345     1,180
 Nobia AB                                                        400    12,994
 Nordea Bank AB                                               15,343   182,779
 OMX AB                                                          546     9,745
 Oriflame Cosmetics SA SDR                                       302    10,036
 Oriflame Cosmetics Rights(a)                                    202       217
 Sandvik AB                                                    1,468    85,338
 SAS AB(a)                                                       529     5,557
 Scania AB, Class B                                              750    34,031
 Securitas AB, Class B                                         2,213    42,400
 Skandinaviska Enskilda Banken AB, Class A                     3,332    79,290
 Skanska AB                                                    2,679    41,263
 SKF AB - B Shares                                             2,638    41,565
 SKF AB ADR                                                      200     3,151
 Ssab Svenskt Stal AB - Series A                               1,029    20,460

  The accompanying notes are an integral part of these financial statements.

 Ssab Svenskt Stal AB - Series B                                 483     9,105
 Svenska Cellulosa AB ADR                                      1,339    55,300
 Svenska Handelbanken AB                                       3,712    95,538
 Swedish Match AB                                              2,281    36,707
 Tele2 AB - B Shares                                           2,240    22,611
 Telelogic AB(a)                                               1,707     3,783
 TeliaSonera AB                                               13,134    74,426
 Trelleborg AB, Class B                                          551     9,389
 Volvo AB ADR                                                  1,561    76,504
 Volvo AB, Class A                                               650    31,318
 Wihlborgs Fastigheter AB                                        210     3,609
 WM-data AB Class B                                            2,209     6,798
                                                                     ---------
                                                                     1,898,242
                                                                     ---------
 Switzerland--6.4%
 Abb, Ltd.                                                    14,388   186,469
 Adecco SA ADR                                                 3,742    55,232
 Ciba Specialty Chemicals AG, ADR                                980    27,371
 Clariant AG, Registered                                       1,633    23,074
 Compagnie Financiere Richemont AG Class A                     3,773   172,048
 Credit Suisse Group                                           8,233   460,966
 Geberit AG                                                       27    31,144
 Givaudan SA, Registered                                          45    35,313
 Holcim Ltd.                                                   1,466   112,159
 Kudelski SA                                                     239     5,751
 Kuehne & Nagel International AG                                 365    26,569
 Kuoni Reisen Holding AG Class B(a)                               19    10,640
 Logitech International SA(a)                                    572    22,182
 Lonza Group AG, Registered                                      257    17,557
 Micronas Semiconductor Holdings AG                              221     5,944
 Nestle SA ADR                                                11,350   889,469
 Nobel Biocare Holding AG                                        157    37,140
 Novartis AG ADR                                              16,589   894,479
 Phonak Holding AG                                               289    18,017
 PSP Swiss Property AG(a)                                        355    18,301
 Rieter Holding AG                                                30    11,498
 Roche Holding AG ADR                                         10,141   836,529
 Schindler Holding AG                                            350    18,065
 Serono SA ADR                                                 1,461    25,056
 SGS SA                                                           29    27,469
 SIG Holding AG(a)                                                42     9,217
 Straumann Holding AG                                             52    13,246
 Sulzer AG                                                        25    18,687
 Swatch Group AG                                                 366    12,732
 Swatch Group AG, Class B                                        225    37,842
 Swiss Reinsurance Co. ADR                                     2,466   172,016
 Swisscom AG ADR                                               1,252    41,253
 Syngenta AG ADR                                               3,596    95,511
 UBS AG, Registered                                            7,388   807,111
 Unaxis Holding AG(a)                                             38    10,528
 Zurich Financial Services ADR                                10,339   226,193
                                                                     ---------
                                                                     5,412,778
                                                                     ---------
 United Kingdom--21.7%
 3I Group PLC                                                  3,995    66,523
 Acergy SA ADR(a)                                              1,411    21,588
 Aegis Group PLC                                               6,100    14,664
 Aggreko PLC                                                   1,776     9,422
 Alliance Unichem PLC                                          1,767    33,364
 Amec PLC                                                      2,328    13,684
 Amvescap PLC                                                  2,618    48,407
 Anglo American PLC                                           10,121   412,990
 ARM Holdings PLC ADR                                          3,289    20,589
 Arriva PLC                                                    1,440    15,862
 Associated British Ports Holdings PLC                         2,147    35,986
 Astrazeneca PLC ADR                                          11,280   674,770
 Aviva PLC                                                    17,158   242,878
 BAA PLC                                                       7,737   133,512
 BAE Systems PLC                                               5,753   157,372

  The accompanying notes are an integral part of these financial statements.

Balfour Beatty PLC                                            3,074    19,487
Barclays PLC ADR                                             11,483   525,692
Barratt Developments PLC                                      1,702    29,780
BBA Group PLC                                                 3,511    17,229
Bellway PLC                                                     856    18,340
Berkeley Group Holdings (The)(a)                                630    14,121
BG Group PLC ADR                                              5,070   339,082
BHP Billiton PLC                                              8,800   344,608
BOC Group PLC ADR                                             1,806   105,651
Boots Group PLC                                               3,514    49,961
Bovis Homes Group PLC                                           892    13,228
BP PLC ADR                                                   24,651 1,715,956
Brambles Industries PLC                                       5,203    41,361
British Airways ADR(a)                                          408    25,912
British American Tobacco PLC ADR                              5,619   284,940
British Land Co. PLC                                          3,705    86,548
British Sky Broadcasting PLC                                  2,122    90,164
Brixton PLC                                                   1,781    15,761
BT Group PLC ADR                                              5,936   262,905
Bunzl PLC ADR                                                   480    27,624
Burberry Group PLC                                            3,338    26,520
Cadbury Schweppes PLC ADR                                     3,693   143,362
Capita Group PLC                                              4,678    39,892
Carnival PLC                                                  1,188    48,446
Carphone Warehouse Group PLC                                  2,800    16,406
Cattles PLC                                                   2,305    14,016
Centrica PLC ADR                                              2,601   137,225
Charter PLC(a)                                                1,200    17,918
Close Brothers Group PLC                                        957    16,096
Cobham PLC                                                    8,000    24,673
Collins Stewart Tullett PlC.                                  1,500    21,057
Compass Group PLC ADR                                        15,387    74,635
Cookson Group PLC                                             1,399    13,570
Corus Group PLC                                               6,333    53,328
CSR PLC(a)                                                      900    20,931
Daily Mail & General Trust                                    2,140    24,252
Davis Service Group PLC                                       1,179    10,279
De La Rue PLC                                                 1,166    11,765
Diageo PLC ADR                                                5,133   346,735
DSG International PLC                                        13,160    46,436
Eircom Group PLC                                              3,862    10,733
Electrocomponents PLC                                         3,122    13,351
Emap PLC                                                      1,896    29,807
EMI Group PLC ADR                                             2,841    31,922
Enterprise Inns PLC                                           2,504    43,864
First Choice Holidays PLC                                     3,600    15,207
Firstgroup PLC                                                2,781    24,080
FKI PLC                                                       4,173     8,274
Friends Provident PLC                                        12,254    40,527
Gallaher Group PLC ADR                                        1,175    73,485
GKN PLC                                                       5,141    25,958
GlaxoSmithKline PLC ADR                                      20,927 1,167,727
Great Portland Estates PLC                                    1,141    10,540
Group 4 Securicor PLC                                         8,110    25,122
GUS PLC ADR                                                   6,273   112,079
Hammerson PLC                                                 2,050    44,822
Hanson PLC ADR                                                1,037    63,050
Hays PLC                                                     10,899    27,178
HBOS PLC                                                      9,145   476,980
HMV Group PLC                                                 2,823     8,953
HSBC Holdings PLC ADR                                        16,092 1,421,729
ICAP PLC                                                      3,512    32,284
IMI PLC                                                       2,485    22,920
Imperial Chemical Industries PLC ADR                          2,126    56,764
Imperial Tobacco Group ADR                                    2,514   155,214
Inchcape PLC                                                  3,240    28,261
Intercontinental Hotels Group PLC ADR                         2,726    47,978
International Power PLC ADR                                   1,034    55,112
Intertek Group PLC                                            1,100    14,219
Invensys PLC ADR                                              1,400       997
Invensys PLC(a)                                              53,949    19,182

  The accompanying notes are an integral part of these financial statements.

Investec PLC                                                    500  23,859
ITV PLC                                                      29,398  58,650
J Sainsbury PLC ADR                                           2,597  64,268
Johnson Matthey PLC ADR                                         786  38,583
Kelda Group PLC                                               2,676  37,832
Kesa Electricals PLC                                          3,768  20,107
Kingfisher PLC ADR                                            8,404  74,143
Ladbrokes PLC-ADR                                             4,073  30,698
Land Securities Group PLC                                     3,317 109,937
Legal & General Group PLC ADR                                 9,317 110,502
Liberty International PLC                                       200   3,935
Liberty International PLC                                     1,598  31,477
Lloyds Tsb Group PLC ADR                                      9,937 392,213
LogicaCMG PLC                                                 8,139  26,236
London Stock Exchange Group PLC                               1,150  24,205
Man Group PLC                                                 2,106  99,162
Marks & Spencer Group ADR                                     1,986 129,370
Meggitt PLC                                                   3,109  18,328
MFI Furniture PLC                                             4,252   8,493
Michael Page International PlC                                2,400  15,544
Misys PLC                                                     3,588  14,243
National Express Group PLC                                      984  16,125
National Grid PLC ADR                                         3,882 209,861
Next PLC                                                      1,719  51,814
Old Mutual PLC                                               39,124 118,159
PartyGaming PLC                                               7,100  15,185
Pearson PLC                                                   5,751  78,501
Persimmon PLC                                                 2,021  46,068
Premier Farnell PLC                                           2,603   8,533
Provident Financial PLC                                       1,780  20,212
Prudential Corp. PLC                                          8,521 195,387
Punch Taverns PLC                                             1,917  30,982
Rank Group PLC                                                4,462  16,443
Reckitt Benckiser PLC                                         4,354 162,492
Reed Elsevier PLC ADR                                         2,274  91,506
Rentokil Initial PLC ADR                                      2,601  37,523
Resolution PLC                                                1,450  17,972
Reuters Group PLC                                             1,665  70,779
Rexam PLC ADR                                                   781  38,481
Rio Tinto PLC ADR                                             1,875 393,206
Rolls-Royce Group PLC ADR                                     2,514  96,251
Royal & Sun Alliance Insurance Group ADR                      4,179  52,321
Royal Bank of Scotland Group PLC                             22,739 746,546
SABmiller PLC                                                 6,401 115,371
Sage Group PLC (The)                                          9,146  39,000
Schroders PLC                                                   920  17,160
Scottish & Newcastle PLC                                      5,704  53,717
Scottish & Southern Energy ADR                                6,176 131,477
Scottish Power PLC ADR                                        2,638 113,803
Serco Group PLC                                               3,285  19,416
Severn Trent PLC                                              2,515  54,388
Signet Group PLC ADR                                          1,236  21,964
Slough Estates PLC                                            3,050  34,447
Smith & Nephew PLC ADR                                        1,328  51,168
Smiths Group PLC                                              4,070  67,007
Societe Generale ADR                                         12,710 373,790
Sportingbet PLC                                               2,700  19,651
SSL International PLC                                         1,398   7,671
Stagecoach Group PLC                                          5,790  12,329
Stolt-Nielsen SA ADR                                            328   7,724
Synthes, Inc.                                                   312  37,493
Tate & Lyle PLC ADR                                             880  39,421
Taylor Woodrow PLC                                            4,118  25,400
Tesco PLC ADR                                                18,725 347,023
Tomkins PLC ADR                                               1,370  29,524
Travis Perkins PLC                                              865  24,180
Trinity Mirror PLC                                            2,065  18,617
Unilever PLC                                                  8,838 199,209
United Business Media PLC                                     2,005  23,980
United Utilities PLC                                            668   7,912
United Utilities PLC ADR                                      3,093  73,335

  The accompanying notes are an integral part of these financial statements.

Vodafone Group PLC ADR                                         44,162      940,651
Whitbread PLC                                                   1,610       34,679
Whitbread PLC                                                   1,895        5,433
William Hill PLC                                                2,729       31,600
Wimpey (George) PLC                                             2,791       23,442
Wolseley PLC ADR                                                2,066       92,515
WPP Group PLC ADR                                               1,698      102,372
Xstrata PLC                                                     3,200      121,822
Yell Group PLC                                                  5,582       52,763
                                                                       -----------
                                                                        18,363,408
                                                                       -----------
TOTAL COMMON STOCKS (Cost $69,554,474)                                  79,942,741
                                                                       -----------
EXCHANGE TRADED FUNDS--5.1%
United States--5.1%iShares MSCI EAFE Index Fund (Cost
  $4,198,462)                                                  65,388    4,275,722
                                                                       -----------
PREFERRED STOCKS--0.1%
Germany--0.1%
Porsche AG                                                         53       51,254
ProSiebenSat.1 Media AG                                           617       15,396
RWE AG                                                            267       20,046
Volkswagen AG                                                     810       40,540
                                                                       -----------
TOTAL PREFERRED STOCKS (Cost $104,007)                                     127,236
                                                                       -----------
                                                             Principal
                                                              Amount
                                                             ---------
SHORT-TERM INVESTMENTS--0.6%
United States--0.6%
The Bank of New York Cash Reserve (Cost $563,053)            $563,053      563,053
                                                                       -----------
TOTAL INVESTMENTS (Cost $74,419,996) --100.3%                           84,908,752
                                                                       -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.3%)                             (276,337)
                                                                       -----------
NET ASSETS--100.0%                                                     $84,632,415
                                                                       ===========

(a) Represents non-income producing securities.
ADR - American Depositary Receipt.

  The accompanying notes are an integral part of these financial statements.

E*Trade International Index Fund
Representation of Holdings
June 30, 2006 (Unaudited)

                                                                          % of Total
Industry                                                     Market Value Net Assets
--------                                                     ------------ ----------
BANKING                                                      $15,164,170        17.8%
OIL & GAS                                                      7,539,222         8.9%
PHARMACEUTICALS                                                5,163,882         6.1%
EXCHANGE TRADED FUNDS                                          4,275,722         5.1%
INSURANCE                                                      3,861,458         4.5%
TELECOMMUNICATIONS                                             3,271,830         3.8%
ELECTRIC UTILITIES                                             3,222,142         3.8%
AUTOMOTIVE                                                     3,056,750         3.6%
COMMUNICATIONS                                                 2,727,297         3.2%
CHEMICALS                                                      2,503,753         3.0%
BEVERAGES, FOOD AND TOBACCO                                    2,411,269         2.8%
ELECTRONICS                                                    2,327,007         2.7%
METALS & MINING                                                2,243,917         2.6%
MANUFACTURING                                                  2,192,835         2.6%
FINANCIAL SERVICES                                             1,863,612         2.2%
FOOD RETAILERS                                                 1,862,427         2.2%
REAL ESTATE                                                    1,829,297         2.2%
MEDIA - BROADCASTING & PUBLISHING                              1,438,347         1.7%
TRANSPORTATION                                                 1,378,244         1.6%
BUILDING MATERIALS                                             1,231,908         1.5%
RETAILERS                                                      1,109,093         1.3%
COMPUTER SOFTWARE & PROCESSING                                   939,338         1.1%
COMMERCIAL SERVICES                                              917,068         1.1%
DISTRIBUTION/WHOLESALE                                           907,126         1.1%
RETAIL                                                           902,482         1.1%
HEAVY CONSTRUCTION                                               843,583         1.0%
ENTERTAINMENT & LEISURE                                          663,554         0.8%
STEEL PRODUCTION                                                 602,038         0.7%
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES                      561,346         0.7%
WATER COMPANIES                                                  525,758         0.6%
TEXTILES, CLOTHING & FABRICS                                     491,086         0.6%
AEROSPACE & DEFENSE                                              475,101         0.6%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                         457,675         0.5%
ENGINEERING & CONSTRUCTION                                       414,409         0.5%
COSMETICS & PERSONAL CARE                                        412,467         0.5%
MEDICAL & BIO-TECHNOLOGY                                         387,390         0.5%
MACHINERY, EQUIPMENT, AND SUPPLIES                               382,201         0.5%
AIRLINES                                                         345,148         0.4%
DIVERSIFIED FINANCIAL SERVICES                                   320,051         0.4%
HEAVY MACHINERY                                                  298,224         0.4%
FOREST PRODUCTS & PAPER                                          297,765         0.4%
COMPUTERS, PERIPHERAL & SOFTWARE                                 296,301         0.4%
HAND/MACHINE TOOLS                                               280,147         0.3%
HOLDING COMPANIES                                                274,040         0.3%
HEALTH CARE PROVIDERS                                            272,902         0.3%
ADVERTISING                                                      249,054         0.3%
HOTELS AND GAMING                                                186,398         0.2%
REAL ESTATE INVESTMENT TRUSTS                                    161,937         0.2%

E*Trade International Index Fund
Representation of Holdings
June 30, 2006 (Unaudited) (continued)

                                                                          % of Total
Industry                                                     Market Value Net Assets
--------                                                     ------------ ----------
TRANSPORTATION SERVICES                                      $   158,869         0.2%
APPAREL AND OTHER TEXTILE PRODUCTS                               137,877         0.2%
HEALTH CARE PRODUCTS AND SERVICES                                135,798         0.2%
LEISURE TIME                                                     106,725         0.1%
CONTAINERS & PACKAGING                                            90,463         0.1%
VENTURE CAPITAL                                                   79,411         0.1%
UTILITIES - GAS AND ELECTRIC                                      72,696         0.1%
ENERGY - ALTERNATE SOURCES                                        25,089         0.0%
SHORT TERM INVESTMENTS & OTHER ASSETS LESS LIABILITIES           286,716         0.3%
                                                             -----------       -----
                                                             $84,632,415       100.0%
                                                             ===========       =====

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

ASSETS
Investments at market value (Cost: $74,419,996) (Note 2)     $84,908,752
Foreign currency at value (Cost: $112,215)                       113,194
Cash                                                              20,293
Receivable for fund shares purchased                             141,895
Receivable for securities sold                                   483,040
Due from E*TRADE Asset Management, Inc. (Note 3)                  94,261
Dividends and interest receivable                                241,077
                                                             -----------
   TOTAL ASSETS                                               86,002,512
                                                             -----------
LIABILITIES
Distribution payable                                             915,381
Payable for securities purchased                                 213,808
Payable for fund shares redeemed                                 180,005
Accrued advisory fee (Note 3)                                     16,739
Accrued shareholder servicing fee (Note 3)                        16,739
Accrued administration fee (Note 3)                               10,043
Accrued other expenses                                            16,179
Unrealized depreciation on open foreign currency contracts         1,203
                                                             -----------
   TOTAL LIABILITIES                                           1,370,097
                                                             -----------
TOTAL NET ASSETS                                             $84,632,415
                                                             ===========
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par                        $    71,814
Paid-in Capital, in excess of par                             73,658,723
Distributions in excess of net investment income                 (99,826)
Accumulated net realized gain (loss) on investments and
  foreign currency translations                                  512,539
Net unrealized appreciation (depreciation) of investments
  and translation of assets and liabilities in foreign
  currencies                                                  10,489,165
                                                             -----------
TOTAL NET ASSETS                                             $84,632,415
                                                             ===========
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)     7,181,361
                                                             ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE                                                      $     11.79
                                                             ===========

  The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (Unaudited)

NET INVESTMENT INCOME:
   Dividends (net of foreign withholding tax of $140,189)        $1,294,234
   Interest (net of foreign withholding tax of $131)                 11,656
                                                                 ----------
       TOTAL INVESTMENT INCOME                                    1,305,890
                                                                 ----------
EXPENSES (NOTE 3):
   Advisory fee                                                      89,128
   Administration fee                                                53,477
   Shareholder servicing fees                                        89,128
   Custodian fee                                                    181,622
   Transfer and dividend disbursing agent                            22,375
   Registration fees                                                 17,772
   Audit and tax services                                             8,640
   Legal services                                                    16,705
   Trustee fees                                                      16,300
   Printing                                                           4,005
   Insurance                                                          4,115
   Other expenses                                                     8,922
                                                                 ----------
       TOTAL EXPENSES BEFORE WAIVER                                 512,189
   Waived fees and reimbursed expenses                             (480,103)
                                                                 ----------
   NET EXPENSES                                                      32,086
                                                                 ----------
NET INVESTMENT INCOME                                             1,273,804
                                                                 ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES
Net realized gain (loss) on:
   Sale of investments                                              482,770
   Foreign currency transactions                                     (8,913)
Net change in unrealized appreciation (depreciation) of:
   Investments                                                    3,915,580
   Translation of assets and liabilities in foreign
     currencies                                                         902
                                                                 ----------
       NET REALIZED AND UNREALIZED GAIN (LOSS) ON
         INVESTMENTS
       AND FOREIGN CURRENCIES                                     4,390,339
                                                                 ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $5,664,143
                                                                 ==========

  The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                For the Six
                                               Months Ended
                                               June 30, 2006 For the Year Ended
                                                (Unaudited)  December 31, 2005
                                               ------------- ------------------
 NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS:
 Net investment income                          $ 1,273,804     $ 1,006,060
 Net realized gain (loss) on sale of
   investments and foreign currency
   transactions                                     473,857         815,528
 Net change in unrealized appreciation
   (depreciation) of investments and
   translations of assets and liabilities in
   foreign currencies                             3,916,482       4,352,055
                                                -----------     -----------
 NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      5,664,143       6,173,643
                                                -----------     -----------
 DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income        (1,295,325)     (1,062,772)
                                                -----------     -----------
 TRANSACTIONS IN SHARES OF COMMON STOCK:
 Net proceeds from sale of shares                33,461,101      30,184,476
 Value of shares issued in reinvestment of
   dividends and distributions                      347,510         970,763
 Cost of shares redeemed                         (8,741,154)     (8,636,616)
                                                -----------     -----------
 NET INCREASE IN NET ASSETS FROM TRANSACTIONS
   IN SHARES OF COMMON STOCK                     25,067,457      22,518,623
                                                -----------     -----------
 REDEMPTION FEES (Note 2)                            28,847          22,855
                                                -----------     -----------
 NET INCREASE (DECREASE) IN NET ASSETS           29,465,122      27,652,349
    NET ASSETS:
 BEGINNING OF PERIOD                             55,167,293      27,514,944
                                                -----------     -----------
 END OF PERIOD*                                 $84,632,415     $55,167,293
                                                ===========     ===========
 SHARE TRANSACTIONS:
 Number of shares sold                            2,832,086       3,036,732
 Number of shares reinvested                         29,080          97,371
 Number of shares redeemed                         (746,089)       (863,278)
                                                -----------     -----------
 NET INCREASE (DECREASE) IN SHARES OUTSTANDING    2,115,077       2,270,825
                                                ===========     ===========
--------
* Includes distribution in excess of net investment income of $99,826 and $78,305 for the periods ended June 30, 2006 and December 31, 2005, respectively.

  The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

                                         Six Months Ended   Year Ended   Year Ended   Year Ended    Year Ended    Year Ended
                                          June 30, 2006      December     December     December      December      December
                                           (Unaudited)       31, 2005     31, 2004    31, 2003(6)   31, 2002(6)   31, 2001(6)
                                         ----------------   ----------   ----------   -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 10.89         $  9.84      $  8.41       $  6.21       $  7.59       $  9.83
                                             -------         -------      -------       -------       -------       -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
   Net investment income                        0.21(2)         0.24(2)      0.18(2)       0.13(2)       0.10          0.09
   Net realized and unrealized gain
     (loss) on investments                      0.88            1.06         1.43          2.20         (1.37)        (2.23)
                                             -------         -------      -------       -------       -------       -------
   TOTAL FROM INVESTMENT OPERATIONS             1.09            1.30         1.61          2.33         (1.27)        (2.14)
                                             -------         -------      -------       -------       -------       -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment
     income                                    (0.19)          (0.25)       (0.18)        (0.13)        (0.11)        (0.11)
   Distributions in excess of net
     investment income                                                         --            --            --          0.01
                                             -------         -------      -------       -------       -------       -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS         (0.19)          (0.25)       (0.18)        (0.13)        (0.11)        (0.10)
                                             -------         -------      -------       -------       -------       -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL          --(3)           --(3)        --(3)         --(3)         --(3)         --(3)
                                             -------         -------      -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD               $ 11.79         $ 10.89      $  9.84       $  8.41       $  6.21       $  7.59
                                             =======         =======      =======       =======       =======       =======
   TOTAL RETURN(1)                              9.93%          13.43%       19.38%        38.01%       (16.77)%      (21.70)%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s
     omitted)                                $84,632         $55,167      $27,515       $11,443       $ 6,685       $ 7,081
   Ratio of expenses to average net
     assets                                     0.09%(4)(9)     0.09%(4)     0.32%(4)      0.65%(4)      0.65%(4)      0.58%(4)
   Ratio of net investment income to
     average net assets                         3.58%(5)(9)     2.41%(5)     2.07%(5)      1.95%(5)      1.59%(5)      1.15%(5)
   Portfolio turnover rate                     31.00%          58.31%       41.97%         6.27%(7)     19.92%(8)      6.79%(8)

--------
(1)The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.
(2)Calculated based on average shares outstanding.
(3)Rounds to less than $0.01.
(4)The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2006 and year ended December 31, 2005, December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 1.44%, 1.85%, 2.87%, 3.02%, 2.59%, and 1.64%, respectively.
(5)The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2006 and year ended December 31, 2005, December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 2.23%, 0.64%, (0.48)%, (0.42)%,
   (0.35)% and 0.09%, respectively.
(6)Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the International Index Master Portfolio.
(7)For the period November 10, 2003 through December 31, 2003.
(8)Portfolio turnover rate of the International Index Master Portfolio.
(9)Annualized.

  The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

1. ORGANIZATION

E*TRADE International Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of June 30, 2006, the Trust consisted of four operating series: the E*TRADE International Index Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE International Index Fund.

The Fund's investment objective is to provide investment results that attempt to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index ("MSCI EAFE Free Index")*. The Fund seeks to achieve its objective by investing substantially all of its assets in the same securities and in substantially the same percentages as the securities that comprise the MSCI EAFE Free Index.

* "Morgan Stanley Capital International Europe, Australasia, and Far East Free Index(R)", "EAFE Free Index(R)", and "EAFE(R)" are service marks of Morgan Stanley Capital International Inc. ("MSCI"). MSCI does not sponsor the Fund nor is it affiliated in any way with E*TRADE FINANCIAL Corporation. The Fund is not sponsored, endorsed, sold, or promoted by the MSCI EAFE Free Index or MSCI, and neither the MSCI EAFE Free Index nor MSCI makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund. The MSCI EAFE Free Index is the exclusive property of MSCI, and Morgan Stanley Capital International is a service mark of MSCI.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such investments are primarily traded. If there is no sale that day, then the value of the investments will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are valued using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Fund ("Board"). In this regard, the Board has approved the use of certain independent pricing services in determining the fair value of foreign securities primarily traded in foreign markets when significant events occur subsequent to the close of such foreign markets and prior to the time the Fund's NAV is determined. The fair value of such foreign securities are determined by the Fund (with the assistance of independent pricing services) by using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on fair valuation procedures approved by the Board.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses attributable to the Trust are allocated to the Fund based on the Fund's percentage of net assets within the Trusts.

FOREIGN CURRENCY TRANSLATIONS

The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, foreign currency gains or losses are included in the reported net realized and unrealized gain or loss on investments.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. It is the Fund's intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

For the year ended December 31, 2005, the Fund has elected to defer $2,909 of currency capital losses attributable to post-October losses.

At June 30, 2006, the cost of investments for federal income tax purposes was $74,517,722. Net unrealized appreciation aggregated $10,391,028, of which $11,491,910 represented gross unrealized appreciation on securities and $1,100,882 represented gross unrealized depreciation on securities. The difference between book basis and tax basis is attributable primarily to the treatment of passive foreign investment company shares and return of capital adjustments from real estate investment trusts.

REDEMPTION FEES

Redemption of shares held in the Fund for less than 120 days are subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Total redemption fee proceeds for the six months ended June 30, 2006 and the year ended December 31, 2005 were $28,847 and $22,855 respectively, and are set forth in the Statement of Changes in Net Assets.

RECLASSIFICATION OF CAPITAL ACCOUNTS

In order to present distributions in excess of net investment income and accumulated net realized gain on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investments and futures contracts. For the year ended December 31, 2005, the adjustments were to increase distributions in excess of net investment income by $15,903 and increase accumulated net realized gain on investments and foreign currency translations by $15,903. These adjustments are primarily due to the differences between book and tax treatment of investments in passive foreign investment trusts and foreign currency translations.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), serves as the investment adviser for the Fund pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

World Asset Management ("World Asset") serves as the Fund's investment sub-adviser. World Asset is a division of Munder Capital Management. For its services, World Asset is paid by ETAM, not the Fund, and a fee is calculated as follows:

Name of Fund                                                Sub-Advisory Fee
------------                     -----------------------------------------------------------------------
E*TRADE International Index Fund 0.15% of average daily net assets up to $60 million
                                 0.12% of average daily net asset between $60 million and $100 million
                                 0.06% of average daily net assets between $100 million and $200 million
                                 0.03% of average daily net asset over $200 million

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

ETAM also provides certain administrative services to the Fund, pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

Since September 30, 2004, ETAM assesses an account maintenance fee of $2.50 per quarter to offset shareholder servicing costs if an account balance in the Fund falls below $5,000 (for any reason, including a decline in the value of the Fund's shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Fund's Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege.

ETAM and E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL, both provide shareholder servicing to the Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a non-Rule 12b-1 shareholder servicing fee equal to an annual rate of 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, for services it provides to the Fund.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement effective September 3, 2004, between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least April 30, 2007. The Expense Limitation Agreement may continue from year to year thereafter. Effective September 3, 2004, ETAM has agreed to the Expense Limitation Agreement to waive or limit ETAM's fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund's business) on an annualized basis are limited to 0.09% of the Fund's average daily net assets.

The Fund may at a later date reimburse ETAM the fees waived or limited and any other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the current percentage stated above and (ii) the payment of such reimbursement has been approved in advance by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund during any of the previous three fiscal years. Approximately $1,367,129 was eligible for reimbursement as of December 31, 2005.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides fund accounting, custodial, and certain fund services for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

5. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% and 105% of the initial market value of the domestic and non-U.S. securities lent, respectively. The amount of collateral is adjusted daily for changes in the market value of securities lent, but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Fund did not participate in securities lending during the six months ended June 30, 2006.

6. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes. The purchase of futures contracts may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Fund did not hold any futures contracts during the six months ended June 30, 2006.

7. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not invest in any repurchase agreements during the six months ended June 30, 2006.

8. SHORT SALES OF SECURITIES

The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Fund did not enter into any short sale transactions during the six months ended June 30, 2006.

9. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $47,057,778 and $21,941,584, respectively, for the six months ended June 30, 2006.

10.PROPOSED REORGANIZATION

As part of E*TRADE Financial Corporation's wealth management strategy, E*TRADE Financial Corporation ("E*TRADE") has purchased independent registered investment advisers that provide investment advisory services to high net worth clients. In pursuit of that strategy, in November 2005, E*TRADE acquired Kobren Insight Management Inc. ("KIM"), a registered investment adviser and the current investment adviser to the Kobren Insight Funds, a registered management investment company with two current series (i.e., Kobren Growth Fund and Delphi Value Fund).

The management of E*TRADE Asset Management, Inc. ("ETAM"), the investment manager to the E*TRADE Funds, and KIM have worked closely together to develop a strategy of integrating the Kobren Insight Funds and the E*TRADE Funds with a goal of streamlining and improving the management and operations of the Kobren Insight Funds and the E*TRADE Funds while providing higher visibility and improved distribution to these small funds. In addition, the integration proposals are intended to permit the E*TRADE Funds to achieve greater economies of scale and facilitate the compliance functions of the funds by virtue of having a single investment company structure. E*TRADE believes that the integration proposals will be beneficial to shareholders of both the E*TRADE Funds and the Kobren Insight Funds, as well as to E*TRADE.

In summary, the integration proposals recommended by E*TRADE to the separate Boards of Trustees of the E*TRADE Funds and the Kobren Insight Funds and considered by each of those Boards at Board meetings held on June 28 and June 29, 2006, are as follows:

  . Redomiciliation and Shell Reorganization of the Kobren Insight Funds. The Kobren Insight Funds would be redomiciled from a Massachusetts business trust into a Delaware statutory trust. In order to accomplish this, the Kobren Insight Funds would be reorganized into newly-created shell series of the E*TRADE Funds. The proposed Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement ") contemplates that all of the assets and liabilities of the current two series of the Kobren Insight Funds would be transferred to corresponding shell series of E*TRADE Funds in exchange for shares of those new shell series of the E*TRADE Funds.

  . Investment Management. In conjunction with the integration of the Kobren Insight Funds into the E*TRADE Funds, E*TRADE proposed that ETAM be approved as the investment manager of the Kobren Insight Funds following their reorganization into the newly created shell series of the E*TRADE Funds. Further, E*TRADE proposed that KIM be approved as the investment sub-adviser to the Kobren Growth Fund and Delphi Management Inc. ("Delphi") be approved as the investment sub-adviser to the Delphi Value Fund. The proposed consolidation of the advisory relationship with ETAM is intended to help to ensure consistent oversight of all of the E*TRADE proprietary mutual funds' investments while maintaining the current daily management of the Kobren Insight Funds through sub-advisory relationships with KIM and Delphi.

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited) (continued)

  . Board of Trustees. In addition, in order to further integrate the E*TRADE Funds and the Kobren Insight Funds, E*TRADE proposed that the Board of Trustees of the E*TRADE Funds approve a realignment of the Board of Trustees of the E*TRADE Funds so that (i) the number of Board members would be reduced from six to five and (ii) a current member of the Kobren Insight Funds' Board would be nominated to serve as an independent Board member of the E*TRADE Funds. In light of this integration initiative, two of the current independent Board members of the Board of Trustees of the E*TRADE Funds have agreed to resign from the Board and have submitted their resignations, which will be effective upon shareholder approval of a new slate of Board members. In conjunction with these actions, the Board of Trustees of the E*TRADE Funds approved the submission to Fund shareholders of a new slate of nominees to serve as members of the Board of Trustees of the E*TRADE Funds ("Board Nominees").

Board Approvals. At the June 28, 2006 Board of Trustees meeting for the E*TRADE Funds, the Board of Trustees approved (1) the Reorganization Agreement for the reorganization of the Kobren Insight Funds into shell series of the E*TRADE Funds and (2) each of the proposals concerning the realignment of Board of Trustees of the E*TRADE Funds. The proposals concerning the investment manager and sub-advisers for the Kobren Insight Funds have been deferred and will be considered by the Board of Trustees of the E*TRADE Funds following the election of the Board Nominees.

Shareholder Approvals. The proposed reorganizations of the Kobren Insight Funds into shell series of the E*TRADE Funds will require the approval of the shareholders of the Kobren Insight Funds in order to be effective. Shareholders of the E*TRADE Funds will NOT be solicited for approval of the proposed reorganizations. Shareholders of the E*TRADE Funds will be asked to approve the election of each of the Board Nominees. E*TRADE Funds anticipates distributing proxy solicitation materials to shareholders in connection with this proposal later this month.

E*TRADE has agreed to bear all of the fees, costs and expenses associated with implementing the integration proposals, including all proxy solicitation costs of the E*TRADE Funds and the Kobren Insight Funds, except for any brokerage fees and brokerage expenses associated with the proposed reorganizations of the Kobren Insight Funds.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Quarterly Holdings") or by accessing the Funds' Form N-Q on the Commission's website at www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling1-(800)-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds' Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Prospectus" and then "Statement of Additional Information") and by accessing the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling E*TRADE Funds at 1-800-ETRADE-1; (ii) by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Proxy Voting Results"); or
(iii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

CODE OF ETHICS

A copy of the code of ethics that applies to the Funds' principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is available free of charge, upon request by calling 1-800-ETRADE-1.

Item 2. Code of Ethics.

Not applicable with semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable with semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable with semi-annual filing.

Item 5. Audit Committee of Listed Registrant.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the registrant's most recent disclosure in response to the requirements of
Item 7(d)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

a) Based on their evaluation of the Funds' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act), on August 24, 2006, the President (principal executive officer) and the Treasurer (principal financial officer) of the Funds concluded that they were not aware of any material deficiencies in the design or operation of the Funds' disclosure controls and procedures.

b) There was no change in the Funds' internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) over the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Funds' internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable with semi-annual filing.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(3) Not applicable with semi-annual filing.

(b)The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 at Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             E*TRADE Funds
                         ------------------------------

By (Signature and Title) /s/ Elizabeth Gottfried
                         ------------------------------
                         Elizabeth Gottfried, President

Date August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elizabeth Gottfried
                         ------------------------------
                         Elizabeth Gottfried, President

Date August 24, 2006

By (Signature and Title) /s/ Matthew Audette
                         ------------------------------
                         Matthew Audette, Treasurer

Date August 24, 2006